UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Bond Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	16.0
New York	8.0
Texas	6.8
Florida	6.3
Pennsylvania	5.9

Revenue Sources (% of Fund's net assets)
Health Care	24.1%
General Obligations	22.2%
Transportation	18.1%
Education	9.3%
Special Tax	8.1%
Electric Utilities	5.9%
State G.O.	5.0%
Others* (Individually Less Than 5%)	7.3%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 2.0%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,700,000	1,859,797
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	270,000	279,476
4% 12/1/35	880,000	897,463
4% 12/1/37	1,180,000	1,191,242
4% 12/1/38	225,000	225,817
4% 12/1/39	1,605,000	1,607,355
4% 12/1/41	3,845,000	3,822,205
4% 12/1/44	2,265,000	2,216,217
4% 12/1/49	530,000	509,588
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	23,020,000	23,521,281
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	55,000	59,361
5% 3/1/27	110,000	118,392
5% 3/1/28	120,000	128,265
5% 3/1/29	100,000	106,307
5% 3/1/30	120,000	127,200
5% 3/1/36	2,315,000	2,412,956
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,260,000	1,311,454
4% 6/1/30	955,000	986,515
4% 6/1/31	825,000	845,673
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	20,155,000	20,365,491
TOTAL ALABAMA		62,592,055
Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,100,000	4,452,790
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,590,000	1,709,216
5% 10/1/33	2,075,000	2,221,714
TOTAL ALASKA		8,383,720
Arizona - 2.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	470,000	529,988
5% 6/1/29	1,630,000	1,853,920
5% 6/1/30	1,390,000	1,573,879
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.336%, tender 1/1/37 (b)(c)	945,000	895,713
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,415,000	1,447,388
4% 2/1/39	1,415,000	1,443,496
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	385,000	394,105
4% 9/1/38	420,000	429,257
4% 9/1/39	380,000	387,463
4% 9/1/40	410,000	417,043
4% 9/1/46	945,000	934,747
5% 9/1/31	185,000	207,796
5% 9/1/32	285,000	318,098
5% 9/1/33	390,000	433,189
5% 9/1/34	330,000	363,994
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,030,000	934,274
5% 5/1/43	945,000	814,524
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,150,000	1,372,764
5% 7/1/34	1,180,000	1,379,862
5% 7/1/35	945,000	1,101,939
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	145,000	139,152
5% 7/1/48	190,000	174,015
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	1,890,000	2,043,679
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	1,735,000	1,448,587
6% 1/1/48 (d)	3,290,000	2,553,032
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,085,000	1,231,492
5% 7/1/30	1,415,000	1,599,690
5% 7/1/31	755,000	852,418
5% 7/1/32	3,070,000	3,455,455
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 B:
5% 7/1/30	3,775,000	4,214,142
5% 7/1/34	1,890,000	2,081,802
5% 7/1/35	1,890,000	2,078,288
Series 2019 A, 5% 7/1/44	5,300,000	5,880,947
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,040,000	1,191,968
5% 7/1/32	335,000	378,871
5% 7/1/36	560,000	621,468
5% 7/1/37	490,000	542,737
5% 7/1/38	785,000	867,293
5% 7/1/45	6,800,000	7,385,740
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,720,000	5,996,173
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,060,000	1,079,170
5% 7/1/54	3,335,000	3,385,474
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,360,000	2,442,264
TOTAL ARIZONA		68,877,296
California - 4.1%
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,078
5.5% 4/1/30	5,000	5,013
Series 2021, 5% 9/1/32	5,715,000	6,979,558
Series 2022, 5% 4/1/35	2,615,000	3,161,802
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	1,703,433	1,647,939
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,020,000	2,133,475
5% 5/15/38	2,830,000	2,971,310
5% 5/15/43	3,775,000	3,929,512
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	340,000	291,749
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	280,000	211,728
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29 (e)(f)	1,180,000	1,384,507
5% 8/1/32 (e)(f)	2,190,000	2,613,815
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	945,000	988,409
5% 5/15/26	945,000	998,380
5% 5/15/27	945,000	998,587
5% 5/15/28	945,000	998,243
5% 5/15/32	1,180,000	1,229,852
5% 5/15/33	1,415,000	1,471,235
5% 5/15/40	945,000	976,833
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,150,000	2,143,690
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,370,000	1,471,221
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2022 C:
5% 7/1/39	4,750,000	5,576,757
5% 7/1/41	16,350,000	19,095,709
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,800,000	1,996,230
4% 8/1/32	1,100,000	1,233,500
4% 8/1/33	1,425,000	1,580,167
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,225,000	914,885
Series B:
0% 8/1/33	4,105,000	2,941,150
0% 8/1/37	7,555,000	4,543,956
0% 8/1/38	3,990,000	2,286,165
0% 8/1/39	6,815,000	3,718,539
0% 8/1/41	4,625,000	2,277,404
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	990,000	1,060,451
5% 9/1/30	1,295,000	1,374,763
Riverside Swr. Rev. Series 2015 A, 5% 8/1/31	1,540,000	1,661,714
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,357,985
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,670,000	1,785,159
San Diego Cmnty. College District Series 2011, 0% 8/1/35	2,830,000	1,866,640
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,225,000	843,567
0% 7/1/37	4,820,000	2,907,191
Series 2008 E, 0% 7/1/47 (g)	2,455,000	1,902,142
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,765,000	3,045,528
Series 2022 B, 5% 5/1/52	14,945,000	16,563,101
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,495,000	1,272,240
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,605,000	1,507,641
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	945,000	1,031,428
5% 6/1/28	1,425,000	1,568,654
5% 6/1/29	945,000	1,047,115
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,520,000	1,690,917
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,890,000	1,983,869
TOTAL CALIFORNIA		127,276,503
Colorado - 0.6%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,370,000	1,457,055
5% 10/1/43	5,485,000	5,727,447
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	255,000	262,873
5% 9/1/24	210,000	221,771
5% 9/1/25	245,000	263,789
5% 9/1/28	2,075,000	2,272,349
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,495,000	3,622,482
Series 2019 A, 4% 11/1/39	2,815,000	2,820,834
Series 2019 A2, 4% 8/1/49	2,740,000	2,656,737
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	920,000	953,447
TOTAL COLORADO		20,258,784
Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2016 E, 5% 10/15/29	2,765,000	3,067,141
Series 2018 F, 5% 9/15/27	945,000	1,081,406
Series 2020 A:
4% 1/15/33	7,965,000	8,523,728
4% 1/15/34	6,615,000	6,990,639
5% 1/15/40	2,610,000	2,930,090
Series 2021 A, 3% 1/15/35	1,000,000	958,070
Series 2022 B, 3% 1/15/40	2,625,000	2,377,232
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	990,000	1,072,941
5% 7/1/35	1,135,000	1,225,338
5% 7/1/36	380,000	408,783
5% 7/1/37	1,470,000	1,578,396
5% 7/1/42	3,570,000	3,794,743
Bonds Series 2020 B, 5%, tender 1/1/27 (b)	4,445,000	4,949,988
Series 2016 K, 4% 7/1/46	4,215,000	4,014,436
Series 2019 A:
5% 7/1/34 (d)	1,325,000	1,280,401
5% 7/1/49 (d)	1,925,000	1,707,065
Series 2020 A, 4% 7/1/39	2,830,000	2,837,850
Series 2020 C, 4% 7/1/45	3,985,000	3,924,927
Series 2020 K:
5% 7/1/37	945,000	1,046,423
5% 7/1/38	1,415,000	1,562,443
5% 7/1/39	1,465,000	1,609,760
5% 7/1/44 (d)	1,295,000	1,335,500
Series 2022 M, 4% 7/1/37	3,305,000	3,297,938
Series G, 5% 7/1/50 (d)	1,100,000	1,128,186
Series K1:
5% 7/1/31	1,415,000	1,477,346
5% 7/1/35	1,210,000	1,247,115
Series N:
4% 7/1/39	1,165,000	1,050,812
4% 7/1/49	1,395,000	1,168,242
5% 7/1/32	520,000	541,367
5% 7/1/33	470,000	486,671
5% 7/1/34	235,000	242,245
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,160,000	1,200,034
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	2,950,000	3,299,613
5% 5/1/35	2,195,000	2,445,546
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	2,295,000	2,431,706
5% 4/1/39 (d)	2,950,000	3,090,812
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	540,000	586,338
TOTAL CONNECTICUT		81,971,271
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,170,000	2,425,541
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	3,775,000	4,032,702
5% 7/15/30	6,130,000	6,519,980
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,180,000	1,336,404
5% 10/1/34	1,890,000	2,128,771
5% 10/1/36	1,890,000	2,109,589
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,290,000	4,768,514
TOTAL DISTRICT OF COLUMBIA		23,321,501
Florida - 6.3%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32 (e)(f)	2,220,000	2,443,924
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,605,000	1,698,668
Series 2015 C, 5% 7/1/27	1,375,000	1,495,648
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,505,000	1,665,523
Series 2016, 5% 7/1/32	965,000	1,061,064
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,751,809
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,015,000	4,334,607
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,890,000	4,151,513
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,320,000	4,542,415
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,700,000	2,807,564
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,175,000	2,237,023
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,025,000	6,528,662
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,255,000	2,152,901
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,530,000	4,547,450
Series 2019, 5% 10/1/27	615,000	673,286
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	3,500,000	3,598,241
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,455,000	2,554,354
Series 2015 C, 5% 10/1/35	1,890,000	1,957,902
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	380,000	436,369
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	930,000	1,025,354
5% 10/1/31	1,015,000	1,116,530
Series 2015 B, 5% 10/1/29	1,180,000	1,276,764
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,655,000	2,992,216
5% 10/1/35	4,720,000	5,229,571
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27 (Pre-Refunded to 6/1/25 @ 100)	550,000	582,391
5% 6/1/24	790,000	828,874
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	620,000	674,068
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,360,000	2,582,538
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	7,555,000	8,177,635
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	1,890,000	2,112,611
5% 8/15/34	2,595,000	2,840,718
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,445,000	1,484,266
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	8,025,000	8,517,914
Series 2020 A:
4% 10/1/35	1,510,000	1,537,051
4% 10/1/41	1,135,000	1,139,338
5% 10/1/31	2,020,000	2,331,328
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,115,000	3,131,645
Series 2014 A:
5% 7/1/25	1,350,000	1,428,524
5% 7/1/27	945,000	998,867
5% 7/1/28	2,100,000	2,213,610
5% 7/1/29	955,000	1,005,007
5% 7/1/44	15,860,000	16,406,288
Series 2014 B, 5% 7/1/30	2,360,000	2,478,126
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	11,680,000	12,415,714
Series 2015 B, 5% 5/1/27	2,815,000	3,020,980
Series 2016 A, 5% 5/1/32	9,440,000	10,168,840
Series 2016 B, 5% 8/1/26	4,255,000	4,743,220
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 8/1/28	1,870,000	2,020,700
Series 2018 A, 5% 8/1/24	720,000	765,575
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	208,887
5% 7/1/39	400,000	411,516
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,375,000	2,443,281
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	470,000	519,243
5% 10/1/28	3,775,000	4,163,482
5% 10/1/30	1,890,000	2,076,777
5% 10/1/32	3,125,000	3,429,196
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,395,000	1,569,984
5% 8/15/32	3,700,000	4,059,022
5% 8/15/35	665,000	719,014
5% 8/15/37	4,720,000	5,076,076
5% 8/15/42	3,210,000	3,412,164
5% 8/15/47	4,910,000	5,188,333
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,345,000	1,424,339
5% 12/1/36	1,040,000	1,086,517
Series 2015 A, 5% 12/1/40	945,000	976,877
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	720,000	780,160
5% 10/15/49	1,340,000	1,444,007
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,095,000	1,201,234
5% 8/1/31 (Build America Mutual Assurance Insured)	2,090,000	2,289,065
TOTAL FLORIDA		198,364,360
Georgia - 3.4%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,435,000	1,622,894
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,065,000	9,079,480
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,080,000	6,558,667
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	945,000	947,032
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,285,000	1,457,711
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,160,000	1,302,182
Series 2019, 4% 6/15/49	1,115,000	1,124,048
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	5,760,000	5,613,856
5% 1/1/30	390,000	438,160
5% 1/1/32	885,000	977,535
5% 1/1/34	1,815,000	1,973,616
5% 1/1/35	875,000	946,351
5% 1/1/36	1,075,000	1,157,254
5% 1/1/37	1,055,000	1,132,082
5% 1/1/38	1,085,000	1,161,533
5% 1/1/44	2,825,000	2,990,124
Series GG, 5% 1/1/23	1,510,000	1,531,374
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/24	1,485,000	1,493,006
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,620,000	4,716,644
4% 7/1/39	2,360,000	2,358,197
4% 7/1/43	2,470,000	2,442,956
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	5,705,000	5,938,512
Series 2021 A, 4%, tender 9/1/27 (b)	21,715,000	22,525,148
Series 2021 C, 4%, tender 12/1/28 (b)	20,380,000	20,792,897
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	500,000	505,394
4% 4/1/40	1,320,000	1,327,519
5% 4/1/36	1,060,000	1,199,186
Series 2020 B:
5% 9/1/31	1,060,000	1,255,064
5% 9/1/33	2,360,000	2,764,831
TOTAL GEORGIA		107,333,253
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2017 FK, 5% 5/1/33	3,965,000	4,427,495
Series 2020 C:
4% 7/1/37	1,040,000	1,092,726
4% 7/1/38	1,180,000	1,231,562
TOTAL HAWAII		6,751,783
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	470,000	504,433
5.5% 12/1/26	1,135,000	1,244,900
5.5% 12/1/27	3,070,000	3,359,764
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	665,000	705,973
5% 7/15/25	665,000	723,651
5% 7/15/26	470,000	523,587
5% 7/15/27	1,665,000	1,897,201
Series 2019 A, 4% 1/1/50	415,000	427,218
TOTAL IDAHO		9,386,727
Illinois - 16.0%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	2,660,000	2,661,816
Series 2015 C, 5.25% 12/1/39	755,000	775,334
Series 2016 B, 6.5% 12/1/46	400,000	439,708
Series 2017 A, 7% 12/1/46 (d)	1,400,000	1,596,441
Series 2017 C:
5% 12/1/24	1,735,000	1,805,473
5% 12/1/25	2,670,000	2,813,881
5% 12/1/26	500,000	533,338
Series 2017 D:
5% 12/1/24	1,705,000	1,774,255
5% 12/1/31	1,845,000	1,964,573
Series 2017 H, 5% 12/1/36	440,000	463,637
Series 2018 A:
5% 12/1/24	1,590,000	1,654,584
5% 12/1/29	4,195,000	4,519,702
5% 12/1/31	850,000	911,318
Series 2018 C, 5% 12/1/46	8,210,000	8,557,417
Series 2019 A:
5% 12/1/25	2,360,000	2,487,175
5% 12/1/26	1,985,000	2,117,353
5% 12/1/29	2,920,000	3,176,933
5% 12/1/30	3,820,000	4,132,382
5% 12/1/32	1,700,000	1,830,496
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,565,000	1,667,368
5% 1/1/27	7,225,000	7,783,945
5% 1/1/29	3,645,000	3,965,300
5% 1/1/30	7,035,000	7,642,053
Series 2021 A, 5% 1/1/32	4,405,000	4,717,385
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	770,000	776,933
5% 1/1/36	4,250,000	4,495,351
5% 1/1/37	5,005,000	5,284,246
5% 1/1/41	5,665,000	5,953,888
5% 1/1/46	7,995,000	8,361,531
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	4,885,000	4,952,756
Series 2016 B, 5% 1/1/34	2,675,000	2,862,744
Series 2016 C:
5% 1/1/32	4,485,000	4,820,029
5% 1/1/33	1,230,000	1,319,069
5% 1/1/34	1,425,000	1,525,013
Series 2016 D, 5% 1/1/52	6,680,000	7,129,104
Series 2017 B:
5% 1/1/34	1,430,000	1,557,996
5% 1/1/35	2,400,000	2,609,844
5% 1/1/36	1,560,000	1,694,062
5% 1/1/37	6,045,000	6,549,268
5% 1/1/38	2,125,000	2,298,345
5% 1/1/39	4,720,000	5,098,091
Series 2018 B:
5% 1/1/48	1,055,000	1,158,128
5% 1/1/53	1,060,000	1,154,540
Series 2020 A, 4% 1/1/37	6,305,000	6,538,805
Chicago Transit Auth. Series 2017, 5% 12/1/46	1,795,000	1,888,159
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	830,000	851,646
5% 6/1/25	705,000	761,204
5% 6/1/26	1,505,000	1,660,195
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	420,000	420,761
Cook County Gen. Oblig. Series 2016 A, 5% 11/15/29	5,770,000	6,332,131
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	635,000	710,845
Illinois Fin. Auth. Series 2020, 5% 7/1/36	4,150,000	4,872,150
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	190,000	219,241
5% 10/1/32	275,000	315,678
5% 10/1/33	470,000	536,545
5% 10/1/35	285,000	323,597
5% 10/1/36	285,000	322,949
5% 10/1/37	330,000	372,727
5% 10/1/38	355,000	399,918
5% 10/1/39	610,000	685,335
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,230,000	2,357,205
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,395,000	1,430,547
5% 10/1/33	1,415,000	1,512,692
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	750,000	816,825
5% 7/15/27	1,225,000	1,397,700
5% 7/15/30	1,405,000	1,584,944
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	10,465,000	10,465,150
5% 5/15/43	9,440,000	10,052,346
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,260,000	3,637,025
5% 2/15/36	2,255,000	2,440,486
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	465,000	480,363
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,135,000	1,195,461
Series 2013:
5% 11/15/24	1,055,000	1,064,997
5% 11/15/27	380,000	383,490
Series 2015 A:
5% 11/15/31	3,305,000	3,532,006
5% 11/15/45	9,205,000	9,620,331
Series 2015 C:
5% 8/15/35	3,155,000	3,288,415
5% 8/15/44	15,205,000	15,706,347
Series 2016 A:
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	1,745,000	1,938,057
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	945,000	1,049,549
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,700,000	1,900,371
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	1,445,000	1,604,867
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	960,000	1,082,422
Series 2016 B:
5% 8/15/30	2,830,000	3,094,544
5% 8/15/33	4,330,000	4,653,373
5% 8/15/34	2,280,000	2,437,866
Series 2016 C:
3.75% 2/15/34	685,000	695,708
4% 2/15/36	2,915,000	2,981,201
4% 2/15/41	8,645,000	8,732,780
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	395,000	427,247
5% 2/15/30	12,510,000	13,878,042
5% 2/15/31	1,965,000	2,159,211
5% 2/15/41	3,280,000	3,495,412
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	21,633
5% 12/1/29	970,000	1,046,595
5% 12/1/46	2,510,000	2,612,584
Series 2017 A, 5% 8/1/47	405,000	418,845
Series 2017:
5% 7/1/28	2,590,000	2,905,117
5% 7/1/33	3,175,000	3,502,075
5% 7/1/34	2,610,000	2,872,319
5% 7/1/35	2,160,000	2,373,443
Series 2019:
4% 9/1/37	380,000	357,403
4% 9/1/39	945,000	875,642
5% 9/1/30	180,000	193,701
5% 9/1/38	850,000	881,661
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,835,000	2,119,323
Series 2013 A, 5% 4/1/35	850,000	860,159
Series 2013, 5.5% 7/1/38	1,890,000	1,937,752
Series 2014:
5% 2/1/25	2,120,000	2,209,629
5% 2/1/27	1,155,000	1,194,520
5% 4/1/28	550,000	569,202
5% 5/1/28	3,140,000	3,254,348
5% 5/1/32	1,320,000	1,354,870
5% 5/1/33	1,510,000	1,544,951
5.25% 2/1/29	2,830,000	2,925,456
5.25% 2/1/30	2,550,000	2,630,457
5.25% 2/1/31	1,230,000	1,267,395
Series 2016:
5% 2/1/26	945,000	1,021,893
5% 6/1/26	575,000	624,251
5% 2/1/27	3,535,000	3,868,717
5% 2/1/28	3,300,000	3,588,740
5% 2/1/29	3,100,000	3,345,986
Series 2017 A, 5% 12/1/26	3,165,000	3,457,219
Series 2018 A:
5% 10/1/26	1,415,000	1,542,608
5% 10/1/28	3,305,000	3,658,643
Series 2020 B, 4% 10/1/32	5,055,000	5,132,126
Series 2021 A:
5% 3/1/32	100,000	110,954
5% 3/1/35	710,000	777,019
5% 3/1/36	565,000	616,006
5% 3/1/37	710,000	771,221
5% 3/1/46	2,830,000	3,023,080
Series 2021 B, 4% 12/1/34	3,355,000	3,362,491
Series 2022 A:
5% 3/1/32	1,755,000	1,966,147
5% 3/1/36	7,365,000	8,094,467
5.25% 3/1/37	1,605,000	1,785,503
Series 2022 B:
5% 3/1/29	3,495,000	3,880,876
5% 3/1/32	1,550,000	1,736,483
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	6,965,000	6,951,335
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,562,152	4,279,389
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/29	9,440,000	10,195,047
5% 2/1/31	1,785,000	1,935,880
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	890,000	965,121
Series 2019 A, 5% 1/1/44	1,060,000	1,168,591
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,415,000	1,521,389
5% 1/1/28	2,625,000	2,816,559
Series 2017, 5% 1/1/29	970,000	1,105,103
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,270,000	11,061,146
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,165,000	2,092,406
0% 1/15/25	4,190,000	3,936,051
0% 1/15/26	3,150,000	2,872,863
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	30,875,000	12,504,854
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	11,465,000	4,207,264
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,015,000	3,332,543
Series 2012 B, 0% 12/15/51	5,570,000	1,326,737
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	779,684
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,285,000	6,766,389
Series 2017 B:
5% 12/15/28	1,890,000	2,036,236
5% 12/15/32	850,000	899,384
Series 2020 A, 5% 6/15/50	21,945,000	22,782,478
Series 2022 A, 4% 12/15/42	5,405,000	5,228,998
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,825,000	1,896,670
6.25% 10/1/38	1,795,000	1,872,685
Series 2018 A, 5% 4/1/29	3,720,000	4,184,922
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000,000	2,713,053
TOTAL ILLINOIS		501,627,958
Indiana - 1.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	680,000	707,736
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	425,000	493,449
5% 11/1/29	1,320,000	1,550,566
5% 11/1/30	295,000	349,689
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,450,000	2,450,214
Series 2015 A, 5.25% 2/1/32	2,775,000	3,021,174
Series 2015, 5% 3/1/36	4,250,000	4,464,235
Series 2016:
5% 9/1/27	1,745,000	1,936,009
5% 9/1/31	1,735,000	1,887,244
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/26	1,650,000	1,760,313
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,650,000	1,758,498
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	1,660,000	1,451,226
Series 2021 B, 3% 7/1/50	1,135,000	1,133,359
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	3,775,000	4,241,009
5% 1/1/34	1,890,000	2,106,733
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,090,000	3,419,872
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	2,830,000	3,241,574
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	945,000	952,227
4% 4/1/46	2,115,000	2,082,769
5% 4/1/40	2,115,000	2,284,987
Series 2020:
4% 4/1/37	1,565,000	1,584,509
5% 4/1/29	970,000	1,098,168
TOTAL INDIANA		43,975,560
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,360,000	2,493,665
Series A:
5% 5/15/43	775,000	769,003
5% 5/15/48	1,355,000	1,326,065
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,645,000	2,519,269
Series 2021 B1, 4% 6/1/49	3,215,000	3,234,082
TOTAL IOWA		10,342,084
Kentucky - 3.2%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,135,000	1,176,529
Series 2019:
5% 2/1/28	45,000	49,782
5% 2/1/32	60,000	65,520
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,585,000	1,689,824
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	755,000	789,907
5% 1/1/27	1,415,000	1,548,531
5% 1/1/33	1,225,000	1,320,343
Series 2019, 5% 1/1/44	2,120,000	2,319,236
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	945,000	1,029,558
5% 8/1/44	945,000	1,004,639
Series 2019 A2, 5% 8/1/49	2,360,000	2,495,569
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	45,000	48,126
5% 6/1/26	50,000	53,240
5% 6/1/27	50,000	53,028
5% 6/1/28	55,000	57,967
5% 6/1/29	60,000	62,987
5% 6/1/30	60,000	62,842
Series 2017 B:
5% 8/15/32	2,530,000	2,722,655
5% 8/15/33	1,250,000	1,340,819
5% 8/15/35	1,415,000	1,504,895
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/29	1,760,000	1,987,220
5% 5/1/30	1,180,000	1,327,119
5% 5/1/31	505,000	570,213
5% 5/1/32	265,000	298,658
5% 5/1/33	595,000	668,169
5% 5/1/34	680,000	761,308
5% 5/1/35	400,000	439,085
5% 5/1/36	340,000	372,422
Series A:
4% 11/1/38	600,000	627,709
5% 11/1/28	6,055,000	6,935,133
5% 11/1/29	3,625,000	4,125,143
5% 11/1/30	2,030,000	2,296,905
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	29,720,000	30,394,002
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,360,000	1,474,706
Series 2020 D, 5%, tender 10/1/29 (b)	1,635,000	1,835,856
Series 2013 A:
5.5% 10/1/33	1,205,000	1,245,264
5.75% 10/1/38	2,930,000	3,032,133
Series 2016 A:
5% 10/1/31	6,045,000	6,527,362
5% 10/1/32	7,310,000	7,873,976
5% 10/1/33	4,155,000	4,460,303
Series 2020 A:
4% 10/1/40	1,090,000	1,085,598
5% 10/1/37	2,715,000	2,938,944
TOTAL KENTUCKY		100,673,225
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,605,000	1,676,356
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	420,000	455,134
5% 12/15/27	1,890,000	2,078,142
5% 12/15/29	1,135,000	1,237,298
TOTAL LOUISIANA		5,446,930
Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,120,000	1,077,593
4% 7/1/46	1,665,000	1,550,659
5% 7/1/41	455,000	471,749
5% 7/1/46	310,000	319,633
Series 2018 A:
5% 7/1/30	1,120,000	1,237,912
5% 7/1/31	1,040,000	1,141,789
5% 7/1/34	1,890,000	2,038,540
5% 7/1/35	2,590,000	2,780,889
5% 7/1/36	3,070,000	3,290,899
5% 7/1/37	2,830,000	3,026,990
5% 7/1/38	2,150,000	2,294,608
5% 7/1/43	4,250,000	4,495,081
Series 2018, 5% 7/1/48	4,000,000	4,376,870
Maine Tpk. Auth. Tpk. Rev. Series 2018:
5% 7/1/33	660,000	749,831
5% 7/1/34	945,000	1,070,448
5% 7/1/35	1,040,000	1,175,712
5% 7/1/36	1,890,000	2,133,120
TOTAL MAINE		33,232,323
Maryland - 1.5%
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/37	735,000	876,938
5% 10/15/40	3,220,000	3,806,617
5% 10/15/41	3,400,000	4,008,584
City of Westminster Series 2016, 5% 11/1/31	1,865,000	1,993,126
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,860,000	1,906,409
Series 2019 C, 3.5% 3/1/50	1,820,000	1,841,948
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/27	1,535,000	1,779,365
Series 2022 B:
5% 12/1/23 (e)(f)	995,000	1,032,348
5% 12/1/26 (e)(f)	1,650,000	1,842,524
Maryland Gen. Oblig. Series 2022 2D, 4% 8/1/29	2,830,000	3,164,326
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,565,000	1,662,443
Series 2015, 5% 7/1/40	1,890,000	1,947,140
Series 2016 A:
4% 7/1/42	735,000	678,773
5% 7/1/35	1,940,000	2,030,730
5% 7/1/38	1,060,000	1,104,967
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
4% 6/1/37	2,240,000	2,330,704
4% 6/1/38	2,455,000	2,527,022
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	7,100,000	8,178,318
Series 2021 A, 5% 7/15/41	2,595,000	3,005,504
TOTAL MARYLAND		45,717,786
Massachusetts - 2.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	960,000	1,005,911
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	9,440,000	9,199,343
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,100,000	1,178,276
5% 10/1/33	1,280,000	1,352,509
Series 2015 D, 5% 7/1/44	2,430,000	2,526,067
Series 2016 A, 5% 1/1/47	6,610,000	6,862,934
Series 2019, 5% 9/1/59	11,260,000	11,942,234
Series 2020 A, 4% 7/1/45	9,790,000	9,416,986
Series A, 4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	6,370,000	7,069,396
Series BB1, 5% 10/1/46	3,995,000	4,328,678
Series J2, 5% 7/1/53	2,360,000	2,494,817
Series M:
4% 10/1/50	9,975,000	9,375,298
5% 10/1/45	7,515,000	7,989,534
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,210,000	1,339,067
TOTAL MASSACHUSETTS		76,081,050
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	975,000	1,025,491
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,840,000	1,910,522
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,415,000	1,558,566
5% 7/1/48	6,135,000	6,719,941
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,050,000	2,222,024
4% 5/1/33 (Build America Mutual Assurance Insured)	2,110,000	2,272,948
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,365,000	1,475,190
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	11,133
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/28	1,890,000	2,060,876
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,740,000	1,944,380
(Trinity Health Proj.) Series 2017, 5% 12/1/42	975,000	1,054,855
Series 2012, 5% 11/15/36	1,225,000	1,235,576
Series 2016:
5% 11/15/32	4,545,000	4,903,536
5% 11/15/41	1,025,000	1,081,714
Series 2019 A, 5% 11/15/48	1,555,000	1,639,300
Series 2020 A, 4% 6/1/49	2,070,000	1,958,980
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	290,000	320,836
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	46,039
Portage Pub. Schools Series 2016:
5% 11/1/33	945,000	1,043,108
5% 11/1/36	1,180,000	1,300,712
5% 11/1/37	945,000	1,040,238
Warren Consolidated School District Series 2016:
5% 5/1/28	3,870,000	4,298,361
5% 5/1/29	3,995,000	4,421,925
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,225,000	1,324,086
5% 12/1/31	2,170,000	2,340,165
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,830,000	3,010,673
Series 2015 G:
5% 12/1/31	1,415,000	1,525,960
5% 12/1/32	1,415,000	1,522,825
5% 12/1/33	1,890,000	2,029,790
Series 2015, 5% 12/1/29	1,510,000	1,636,407
Series 2017 A:
5% 12/1/28	565,000	637,130
5% 12/1/29	520,000	582,551
5% 12/1/30	660,000	734,704
5% 12/1/33	330,000	363,757
5% 12/1/37	470,000	514,540
5% 12/1/37	255,000	275,904
Series 2017 C, 5% 12/1/28	1,040,000	1,178,333
TOTAL MICHIGAN		63,223,076
Minnesota - 1.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	6,685,000	6,998,325
5% 2/15/58	11,185,000	11,623,800
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,294,032
Series 2017:
5% 5/1/23	470,000	480,765
5% 5/1/24	1,135,000	1,190,762
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,290,000	1,415,270
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	945,000	1,054,231
5% 10/1/32	675,000	740,730
5% 10/1/33	825,000	902,412
5% 10/1/45	975,000	1,039,154
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,270,000	1,269,300
Series D:
4% 8/1/38	2,265,000	2,287,913
4% 8/1/40	2,455,000	2,463,139
4% 8/1/41	1,610,000	1,611,730
4% 8/1/43	1,820,000	1,805,148
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,265,000	3,260,039
5% 5/1/48	4,085,000	4,302,945
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,150,000	3,178,244
TOTAL MINNESOTA		46,917,939
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	3,035,000	3,029,794
5% 6/1/28	705,000	807,201
TOTAL MISSISSIPPI		3,836,995
Missouri - 1.0%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	30,000	32,593
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,390,000	1,496,167
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	225,000	248,555
5% 1/1/28	470,000	541,938
5% 1/1/33	450,000	509,012
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,190,000	1,243,485
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	380,000	388,644
3.25% 2/1/28	380,000	388,482
5% 2/1/34	2,940,000	3,061,668
5% 2/1/36	1,135,000	1,177,373
Series 2019 A:
4% 10/1/48	2,030,000	2,044,099
5% 10/1/46	3,990,000	4,389,879
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	520,000	535,021
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,320,000	1,417,257
5% 7/1/49	1,085,000	1,158,784
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,830,000	3,163,917
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,510,000	2,420,709
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,235,000	3,390,502
5% 10/1/47	2,005,000	2,088,691
TOTAL MISSOURI		29,696,776
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	290,000	299,848
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	13,495,000	13,997,241
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	730,000	752,026
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	1,890,000	2,116,449
5% 9/1/32	3,525,000	3,936,899
5% 9/1/33	2,115,000	2,360,958
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,305,000	1,325,223
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,575,000	1,709,904
5% 1/1/34	945,000	1,022,389
Series 2016 B, 5% 1/1/32	4,720,000	5,124,283
TOTAL NEBRASKA		32,345,372
Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,555,000	2,710,040
5% 9/1/42	6,295,000	6,622,895
Clark County School District Series 2020 B, 3% 6/15/39	2,630,000	2,356,390
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 A:
5% 6/1/35	3,920,000	4,286,446
5% 6/1/36	5,665,000	6,188,056
Series 2016 B:
5% 6/1/34	7,075,000	7,758,123
5% 6/1/36	2,550,000	2,786,421
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	860,000	883,757
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	2,830,000	2,897,656
TOTAL NEVADA		36,489,784
New Hampshire - 1.2%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	4,739,806	4,765,561
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	1,890,000	1,989,870
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,225,000	1,336,767
5% 8/1/32	235,000	254,429
5% 8/1/34	2,830,000	3,037,617
5% 8/1/36	1,890,000	2,017,128
5% 8/1/37	2,265,000	2,412,698
Series 2018, 5% 8/1/35	2,595,000	2,773,731
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	1,985,000	2,165,991
Series 2017:
5% 7/1/36	1,135,000	1,198,814
5% 7/1/44	1,790,000	1,866,761
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	945,000	946,397
4% 7/1/32	850,000	850,179
Series 2016:
4% 10/1/38	1,100,000	1,103,228
5% 10/1/28	2,830,000	3,068,776
5% 10/1/32	4,870,000	5,178,987
5% 10/1/38	3,555,000	3,728,604
TOTAL NEW HAMPSHIRE		38,695,538
New Jersey - 4.5%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	855,000	716,921
Series A, 5% 11/1/36	4,895,000	5,345,221
Series QQQ:
4% 6/15/34	755,000	774,696
4% 6/15/36	1,040,000	1,052,683
4% 6/15/39	945,000	946,595
4% 6/15/41	945,000	936,339
4% 6/15/46	1,415,000	1,387,676
4% 6/15/50	1,890,000	1,834,802
5% 6/15/31	1,040,000	1,175,626
5% 6/15/33	190,000	212,057
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	750,000	654,957
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	45,420
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	61,949
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	40,000	44,549
Series 2013, 5% 3/1/25	660,000	671,549
Series 2014 PP, 5% 6/15/26	5,665,000	5,932,189
Series 2016 AAA, 5% 6/15/41	2,370,000	2,492,675
Series LLL, 4% 6/15/49	2,655,000	2,584,628
Series MMM, 4% 6/15/36	755,000	763,252
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,480,000	2,688,189
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	2,670,000	2,933,815
4% 6/1/31	1,005,000	1,109,863
4% 6/1/32	675,000	744,873
5% 6/1/29	3,000,000	3,470,986
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	435,000	459,459
5% 7/1/25 (Escrowed to Maturity)	995,000	1,082,601
5% 7/1/25 (Escrowed to Maturity)	465,000	503,185
5% 7/1/26 (Escrowed to Maturity)	145,000	160,466
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	220,000	243,465
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	35,000	39,012
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	645,000	713,796
5% 7/1/30	945,000	1,033,617
Series 2016:
4% 7/1/48	1,700,000	1,639,749
5% 7/1/41	2,070,000	2,124,298
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/24	550,000	591,602
5% 12/1/25	1,005,000	1,101,400
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	15,160,000	16,427,496
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	380,000	384,905
Series 2010 A, 0% 12/15/27	6,980,000	5,972,040
Series 2014 BB2, 5% 6/15/34	5,370,000	5,981,776
Series 2016 A:
5% 6/15/27	890,000	977,007
5% 6/15/28	3,045,000	3,321,353
5% 6/15/29	3,350,000	3,638,917
Series 2018 A:
5% 12/15/32	3,025,000	3,322,995
5% 12/15/34	945,000	1,030,042
Series 2021 A:
4% 6/15/38	510,000	518,351
5% 6/15/32	3,360,000	3,775,887
5% 6/15/33	945,000	1,056,480
Series 2022 A:
4% 6/15/41	4,625,000	4,662,465
4% 6/15/42	3,105,000	3,121,150
Series 2022 AA:
5% 6/15/29	7,555,000	8,508,171
5% 6/15/35	590,000	657,035
5% 6/15/36	6,915,000	7,655,398
5% 6/15/37	3,195,000	3,524,847
Series A:
4% 12/15/39	945,000	955,704
4.25% 12/15/38	2,345,000	2,405,573
Series AA:
4% 6/15/38	2,660,000	2,699,827
4% 6/15/45	5,665,000	5,622,800
5% 6/15/37	2,830,000	3,095,410
5% 6/15/50	3,160,000	3,377,933
TOTAL NEW JERSEY		140,967,722
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,145,000	1,170,434
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	215,000	213,472
5% 5/15/39	160,000	155,909
5% 5/15/44	170,000	161,756
5% 5/15/49	335,000	312,525
TOTAL NEW MEXICO		2,014,096
New York - 8.0%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,470,000	1,579,675
Series 2016 A:
5% 7/1/23	30,000	30,907
5% 7/1/25	65,000	69,594
5% 7/1/32	2,360,000	2,532,915
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/33	3,395,000	3,765,829
5% 2/15/39	9,440,000	10,265,927
5% 2/15/42	9,310,000	10,032,463
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	470,000	525,262
5% 9/1/35	1,890,000	2,101,674
5% 9/1/36	1,070,000	1,187,572
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	16,100,000	16,568,409
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,505,000	5,009,294
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,510,000	1,621,009
Series 2016 C and D, 5% 8/1/28	1,415,000	1,556,800
Series 2016 E, 5% 8/1/28	2,410,000	2,681,618
Series 2021 A1, 5% 8/1/31	6,010,000	7,103,510
Series 2022 B1, 5% 8/1/32	1,000,000	1,212,917
New York City Transitional Fin. Auth. Rev.:
Series 2016 A, 5% 5/1/40	1,840,000	2,050,728
Series 2017 B, 5% 8/1/40	1,890,000	2,050,756
Series 2019 B1, 5% 8/1/34	1,890,000	2,118,036
Series E, 5% 2/1/43	3,925,000	4,260,165
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	6,805,000	7,361,804
5% 11/15/29	4,720,000	5,098,435
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	660,000	751,874
5% 7/1/34	1,370,000	1,553,635
5% 7/15/37	570,000	611,619
5% 7/1/38	1,785,000	1,975,778
5% 7/1/42	1,180,000	1,286,815
5% 7/15/42	1,605,000	1,697,772
5% 7/15/50	4,150,000	4,330,817
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,155,000	4,592,539
5% 3/15/32	1,835,000	2,021,398
Series 2018 C, 5% 3/15/38	7,820,000	8,669,174
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	8,970,000	9,044,088
Series 2014 B, 5.25% 11/15/44	2,090,000	2,150,950
Series 2016 C1, 5% 11/15/56	1,890,000	1,950,123
Series 2017 C-2:
0% 11/15/29	2,150,000	1,719,961
0% 11/15/33	5,285,000	3,532,716
Series 2017 D, 5% 11/15/30	4,720,000	5,134,089
Series 2020 D:
4% 11/15/46	31,520,000	30,403,297
4% 11/15/47	2,205,000	2,123,151
New York State Dorm. Auth. Series 2021 E, 4% 3/15/45	12,105,000	12,257,271
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/37	7,270,000	7,433,345
4% 3/15/44	22,920,000	23,207,080
4% 3/15/45	18,600,000	18,828,825
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,495,000	3,861,070
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,955,000	3,281,136
Series 2017 C, 5% 3/15/31	2,240,000	2,521,467
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	945,000	982,990
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	595,000	617,688
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,415,000	1,627,564
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	600,000	542,391
5.375% 11/1/54 (d)	1,020,000	917,447
TOTAL NEW YORK		250,413,369
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,245,000	2,515,804
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	1,890,000	2,078,288
5% 7/1/42	2,715,000	2,952,197
Series 2017 C:
4% 7/1/36	1,415,000	1,441,769
4% 7/1/37	1,415,000	1,437,764
5% 7/1/29	2,430,000	2,724,320
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	210,000	241,046
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,310,000	1,489,094
5% 12/1/30	1,360,000	1,534,538
5% 12/1/32	1,035,000	1,146,217
5% 12/1/33	755,000	830,770
Series 2021 A:
4% 3/1/36	850,000	750,733
4% 3/1/51	1,790,000	1,398,857
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,305,000	3,609,693
Series 2015 C, 5% 1/1/29	7,555,000	8,205,680
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,045,000	2,777,786
5% 1/1/43	4,250,000	4,484,447
5% 1/1/44	5,295,000	5,573,123
5% 1/1/49	1,890,000	1,978,167
TOTAL NORTH CAROLINA		47,170,293
Ohio - 3.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,965,000	4,153,275
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,415,000	1,564,850
5% 2/15/39	945,000	1,043,069
5% 2/15/44	2,975,000	3,252,103
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	3,775,000	4,040,805
Series 2016, 5% 2/15/46	1,210,000	1,287,234
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,570,000	5,804,041
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/27	2,125,000	2,321,435
5% 6/1/29	3,870,000	4,299,004
5% 6/1/34	1,140,000	1,251,818
Series 2020 B2, 5% 6/1/55	4,860,000	4,852,683
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	470,000	502,339
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,191,044
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	945,000	998,588
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	1,890,000	2,117,591
5% 10/1/37	1,180,000	1,317,087
5% 10/1/38	1,415,000	1,576,023
Columbus City School District Series 2016 A, 5% 12/1/32	945,000	1,031,529
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	65,000	66,017
5% 6/15/26	70,000	71,020
5% 6/15/27	75,000	76,028
5% 6/15/28	80,000	80,966
5.25% 6/15/43	4,720,000	4,757,690
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	7,775,000	8,335,799
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,795,000	1,863,246
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	60,000	65,580
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	10,450,000	11,071,084
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	160,000	161,053
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,275,000	3,563,015
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,675,000	1,615,528
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,360,000	2,664,429
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	780,000	766,826
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	415,000	431,363
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,475,000	2,467,999
(Infrastructure Projs.) Series 2022 A:
5% 2/15/30 (e)(f)	4,465,000	5,223,346
5% 2/15/39 (e)(f)	1,200,000	1,401,506
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,195,000	1,273,768
Series 2019, 5% 2/15/29	2,530,000	2,719,229
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,495,000	3,765,472
5% 1/1/30	1,700,000	1,963,878
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	265,000	268,143
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	40,000	40,474
TOTAL OHIO		98,317,977
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,045,000	1,116,246
5% 10/1/32	1,040,000	1,132,595
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,590,000	1,612,621
TOTAL OKLAHOMA		3,861,462
Oregon - 0.7%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	4,860,000	4,993,753
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	1,995,000	1,066,641
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,020,000	1,141,572
5% 6/15/35	2,960,000	3,301,257
5% 6/15/36	2,830,000	3,152,144
5% 6/15/37	3,775,000	4,197,391
5% 6/15/38	2,830,000	3,141,174
TOTAL OREGON		20,993,932
Pennsylvania - 5.9%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,350,000	5,758,532
5% 1/1/56	11,795,000	12,597,152
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,360,000	2,394,696
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,370,000	1,162,147
4% 12/1/41	2,135,000	1,674,912
4.25% 12/1/50	2,375,000	1,793,585
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,390,000	1,442,697
5% 7/1/39	2,765,000	2,833,630
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	945,000	1,051,220
5% 7/15/38	945,000	1,056,506
Coatesville Area School District Series 2017:
5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	220,000	220,000
5% 8/1/22 (Escrowed to Maturity)	25,000	25,000
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	425,000	438,797
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,255,000	1,350,033
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,115,000	1,160,982
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	785,000	773,023
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,110,000	3,316,890
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	1,890,000	1,902,568
4% 7/1/38	2,060,000	2,070,857
4% 7/1/39	2,360,000	2,368,996
5% 7/1/44	2,360,000	2,539,833
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,605,000	1,751,888
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,225,000	2,290,826
Series 2016 A:
5% 10/1/28	40,000	41,648
5% 10/1/29	40,000	41,509
5% 10/1/30	4,105,000	4,244,639
5% 10/1/32	130,000	133,710
5% 10/1/36	4,395,000	4,488,108
5% 10/1/40	2,405,000	2,442,638
Series 2019, 4% 9/1/44	4,875,000	4,890,236
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	6,835,000	6,556,953
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	710,000	792,312
5% 7/1/36	945,000	1,052,425
5% 7/1/37	755,000	838,276
5% 7/1/38	710,000	787,059
5% 7/1/43	1,890,000	2,077,339
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,495,000	1,575,816
Series 2016:
5% 5/1/29	945,000	1,014,295
5% 5/1/31	945,000	1,007,392
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,595,000	5,108,413
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	720,000	811,860
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	16,995,000	16,506,943
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	470,000	526,569
5% 7/1/29	470,000	523,233
5% 7/1/30	520,000	575,414
5% 7/1/31	565,000	623,007
5% 7/1/32	520,000	570,516
5% 7/1/33	565,000	616,560
5% 7/1/42	2,255,000	2,407,432
5% 7/1/47	1,890,000	2,006,059
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	10,470,000	10,953,104
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,185,000	2,200,127
Series 2015:
5% 8/1/26	945,000	1,024,878
5% 8/1/27	945,000	1,020,299
5% 8/1/28	1,890,000	2,036,038
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,510,000	1,724,087
5% 2/1/36	1,400,000	1,569,616
5% 2/1/37	1,810,000	2,017,735
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,280,000	3,598,428
Series 2018 A:
5% 9/1/34	1,370,000	1,504,170
5% 9/1/35	945,000	1,034,457
Series 2018 B, 5% 9/1/43	1,315,000	1,417,072
Series 2019 A:
4% 9/1/35	2,175,000	2,270,530
4% 9/1/36	1,890,000	1,963,084
5% 9/1/31	1,100,000	1,261,031
5% 9/1/33	1,945,000	2,272,145
5% 9/1/33	6,485,000	7,258,635
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,060,000	1,190,695
5% 12/15/37	470,000	526,703
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	1,890,000	2,301,664
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,695,000	1,743,246
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,405,000	1,421,830
4% 6/1/49	3,345,000	3,334,470
5% 6/1/44	2,450,000	2,633,138
5% 6/1/49	3,915,000	4,185,624
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	695,000	752,002
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	945,000	1,031,418
5% 8/1/38	3,025,000	3,274,108
5% 8/1/48	2,690,000	2,845,090
TOTAL PENNSYLVANIA		184,600,555
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
4% 7/1/33	8,345,792	7,988,771
4% 7/1/35	3,005,000	2,836,407
5.625% 7/1/27	1,085,763	1,176,313
5.625% 7/1/29	1,260,915	1,393,181
TOTAL PUERTO RICO		13,394,672
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,605,000	4,886,425
5% 9/1/36	185,000	193,439
Series 2016, 5% 5/15/39	3,100,000	3,223,640
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	10,000,000	12,265,834
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	885,000	908,334
Series 2021 74, 3% 4/1/49	5,090,000	5,084,162
TOTAL RHODE ISLAND		26,561,834
South Carolina - 2.0%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,510,000	1,678,524
5% 7/1/48	11,330,000	12,514,519
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,395,000	1,440,896
Series 2022 A:
5% 1/1/29	285,000	326,090
5% 7/1/29	470,000	541,156
5% 1/1/30	470,000	541,589
5% 7/1/30	520,000	602,651
5% 1/1/31	520,000	603,041
5% 7/1/31	535,000	622,617
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,080,000	4,496,027
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,425,000	3,627,087
5% 12/1/36	5,140,000	5,436,003
Series 2016 C:
5% 12/1/24	485,000	514,694
5% 12/1/25	565,000	610,653
5% 12/1/26	945,000	1,038,702
5% 12/1/27	1,510,000	1,654,250
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,360,000	9,403,152
4% 4/15/48	6,530,000	6,420,227
5% 4/15/48	8,855,000	9,299,178
TOTAL SOUTH CAROLINA		61,371,056
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017:
5% 7/1/30	805,000	898,645
5% 7/1/35	685,000	739,521
TOTAL SOUTH DAKOTA		1,638,166
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,700,000	1,673,092
Series 2019 A2:
5% 8/1/37	810,000	873,931
5% 8/1/44	1,125,000	1,195,999
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/25	945,000	967,561
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,445,000	2,280,103
5.25% 10/1/58	7,340,000	7,785,042
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/25	1,225,000	1,320,416
5% 5/1/27	1,160,000	1,302,512
5% 5/1/29	1,170,000	1,310,215
5% 5/1/30	2,260,000	2,516,015
5% 5/1/31	1,190,000	1,314,594
TOTAL TENNESSEE		22,539,480
Texas - 6.8%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	3,785,000	4,136,743
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,720,000	3,996,251
Series 2020 B, 5% 1/1/45	1,650,000	1,779,940
Collin County Series 2022, 4% 2/15/39	1,275,000	1,340,454
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,355,000	1,510,587
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,220,000	3,341,417
4% 11/1/35	2,860,000	2,960,445
Series 2021 B, 5% 11/1/43	2,325,000	2,603,222
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,700,000	1,712,065
4% 3/1/51	2,125,000	2,118,113
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	4,720,000	5,269,227
5% 10/1/37	9,440,000	10,520,977
5% 10/1/43	5,195,000	5,727,142
Series 2020 C, 4% 10/1/49	2,740,000	2,702,110
Greenville Gen. Oblig. Series 2021, 2% 2/15/33	1,055,000	914,136
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	1,890,000	2,144,666
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,795,000	2,052,591
5% 7/1/30	2,360,000	2,679,520
5% 7/1/31	2,125,000	2,396,465
5% 7/1/32	1,890,000	2,113,391
5% 7/1/39	6,685,000	7,333,758
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,020,000	1,146,445
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,400,000	1,476,986
Series 2016 B, 5% 11/15/33	1,320,000	1,451,536
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	995,000	1,051,829
5% 10/15/34	1,575,000	1,658,950
5% 10/15/35	1,145,000	1,202,363
5% 10/15/44	790,000	820,384
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,260,000	4,752,554
5% 5/15/35	2,005,000	2,225,484
Series 2015 B:
5% 5/15/30	4,250,000	4,544,747
5% 5/15/31	6,800,000	7,256,170
Series 2015 D:
5% 5/15/27	1,415,000	1,532,336
5% 5/15/29	2,030,000	2,175,762
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,415,000	1,602,522
5% 8/15/47	1,140,000	1,210,534
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	1,985,000	2,139,497
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,345,000	1,463,211
5% 1/1/34	945,000	1,032,458
5% 1/1/35	1,225,000	1,335,824
5% 1/1/36	1,135,000	1,235,976
5% 1/1/37	4,440,000	4,823,790
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	250,000	271,543
5% 1/1/31	350,000	378,556
5% 1/1/33	1,415,000	1,547,565
Series 2014:
5% 1/1/23 (Escrowed to Maturity)	355,000	360,204
5% 1/1/24	170,000	177,567
Series 2015 A, 5% 1/1/32	1,465,000	1,552,570
Series 2015 B, 5% 1/1/31	6,720,000	7,133,527
Series 2016 A:
5% 1/1/32	2,830,000	3,054,844
5% 1/1/39	945,000	1,003,471
Series 2017 A, 5% 1/1/43	3,870,000	4,198,003
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	14,265,000	11,905,649
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,180,000	1,322,513
5% 2/1/34	1,415,000	1,571,591
San Antonio Independent School District Series 2016, 5% 8/15/31	1,900,000	2,111,292
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,330,000	3,621,784
5% 10/1/45	3,775,000	4,068,756
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	710,000	796,069
5% 10/1/41	1,415,000	1,556,206
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	4,720,000	4,903,598
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	375,000	404,112
5% 2/15/41	7,870,000	8,434,905
Series 2018 B, 5% 7/1/43	1,320,000	1,408,743
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,516,379	3,255,339
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,995,000	3,097,853
Series A, 3.5% 3/1/51	2,715,000	2,761,598
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	1,920,000	1,931,461
4% 6/30/37	2,830,000	2,840,182
4% 12/31/37	3,775,000	3,785,897
4% 12/31/38	2,125,000	2,124,483
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	1,890,000	2,102,908
Series 2019 A:
4% 3/15/34	2,125,000	2,262,419
4% 3/15/35	1,890,000	1,998,384
Texas Wtr. Dev. Board Rev. Series 2018 B, 5% 4/15/49	1,765,000	1,948,746
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	2,970,000	3,246,044
5% 2/15/33	3,305,000	3,582,870
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	885,000	984,323
TOTAL TEXAS		213,198,153
Utah - 1.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,550,000	1,701,320
5% 7/1/35	1,415,000	1,550,521
5% 7/1/36	1,415,000	1,548,365
5% 7/1/37	945,000	1,032,134
5% 7/1/47	1,440,000	1,551,265
Series 2018 B:
5% 7/1/43	2,830,000	3,104,310
5% 7/1/48	2,830,000	3,087,088
Series 2021 B:
5% 7/1/46	5,225,000	5,794,824
5% 7/1/51	21,060,000	23,248,187
TOTAL UTAH		42,618,014
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,265,000	2,351,322
5% 10/15/46	2,645,000	2,731,665
TOTAL VERMONT		5,082,987
Virginia - 1.0%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,120,000	1,324,450
5% 8/1/35	1,230,000	1,450,909
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,850,000	1,938,713
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	350,000	351,193
Series 2016:
4% 6/15/37	325,000	328,603
5% 6/15/28	945,000	1,020,614
5% 6/15/33	210,000	222,033
5% 6/15/36	945,000	991,134
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	16,100,000	16,979,261
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	450,000	508,749
5% 5/15/33	1,890,000	2,132,580
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,360,000	2,449,143
TOTAL VIRGINIA		29,697,382
Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,193,319
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,180,000	1,265,852
5% 2/1/28	1,890,000	2,073,362
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	945,000	1,042,325
5% 1/1/38	945,000	1,041,079
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	2,890,000	2,863,966
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	905,000	966,276
Series 2017 D, 5% 2/1/33	1,985,000	2,204,359
Series 2018 D, 5% 8/1/33	5,145,000	5,764,073
Series 2021 A, 5% 6/1/35	4,000,000	4,666,381
Series R-2017 A:
5% 8/1/28	890,000	992,845
5% 8/1/30	890,000	988,499
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	380,000	421,242
5% 7/1/31	810,000	890,319
5% 7/1/34	2,495,000	2,708,036
5% 7/1/35	2,220,000	2,401,708
5% 7/1/36	2,125,000	2,292,186
5% 7/1/42	8,705,000	9,198,279
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,135,000	1,286,309
5% 10/1/31	1,415,000	1,595,314
5% 10/1/32	975,000	1,094,247
5% 10/1/33	2,360,000	2,635,815
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,125,000	2,305,231
5% 8/15/30	945,000	1,021,180
Series 2015, 5% 1/1/26 (Pre-Refunded to 7/1/25 @ 100)	1,890,000	2,053,593
Series 2017 B, 4% 8/15/41	6,845,000	6,860,375
Series 2019 A1:
5% 8/1/34	1,790,000	1,943,740
5% 8/1/37	945,000	1,019,587
Series 2019 A2:
5% 8/1/35	2,695,000	2,920,047
5% 8/1/39	1,055,000	1,133,083
Series 2020, 5% 9/1/55	9,515,000	10,032,981
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,510,000	1,609,243
5% 10/1/35	945,000	1,005,743
5% 10/1/40	1,535,000	1,620,911
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100,000	96,770
5% 7/1/33 (d)	325,000	324,986
5% 7/1/38 (d)	100,000	98,380
5% 7/1/48 (d)	300,000	283,749
TOTAL WASHINGTON		83,915,390
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,735,000	1,858,392
Wisconsin - 1.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,415,000	1,393,954
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	575,000	590,846
5.25% 10/1/48	575,000	588,744
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,820,000	6,182,194
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	500,000	506,183
5% 5/15/28 (d)	550,000	551,815
5.25% 5/15/37 (d)	180,000	179,253
5.25% 5/15/42 (d)	220,000	214,954
5.25% 5/15/47 (d)	220,000	211,723
5.25% 5/15/52 (d)	410,000	390,423
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	485,000	468,381
5% 10/1/48 (d)	625,000	590,978
5% 10/1/53 (d)	1,615,000	1,508,780
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (d)	1,085,000	1,107,777
Series 2021 A, 4.5% 6/1/56 (d)	12,205,000	9,568,571
Series 2021 B, 6.5% 6/1/56 (d)	3,990,000	3,314,524
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,395,000	1,401,098
5% 5/1/25	730,000	763,699
Series 2015, 5% 12/15/44	7,315,000	7,492,011
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,200,000	1,366,148
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,040,000	1,183,995
Series 2019 A:
2.25% 11/1/26	455,000	453,346
5% 11/1/39	3,975,000	4,001,114
Series 2019 B1, 2.825% 11/1/28	1,125,000	1,033,145
Series 2019 B2, 2.55% 11/1/27	720,000	713,341
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
5% 10/1/24	1,320,000	1,327,745
5% 6/1/27	945,000	947,578
5% 6/1/39	1,125,000	1,127,552
TOTAL WISCONSIN		49,179,872
TOTAL MUNICIPAL BONDS (Cost $3,156,093,630)		3,082,514,301

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 1.41% (h)(i) (Cost $64,916,387)	64,899,978	64,919,440

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,221,010,017)	3,147,433,741
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(17,782,612)
NET ASSETS - 100.0%	3,129,651,129

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,953,640 or 1.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	A portion of the security sold on a delayed delivery basis.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.41%	70,108,427	748,152,973	753,342,000	195,947	3,978	(3,938)	64,919,440	3.6%
Total	70,108,427	748,152,973	753,342,000	195,947	3,978	(3,938)	64,919,440

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	3,082,514,301	-	3,082,514,301	-

Money Market Funds	64,919,440	64,919,440	-	-
Total Investments in Securities:	3,147,433,741	64,919,440	3,082,514,301	-
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$3,082,514,301
Unaffiliated issuers (cost $3,156,093,630)
Fidelity Central Funds (cost $64,916,387)	64,919,440

Total Investment in Securities (cost $3,221,010,017)		$3,147,433,741
Cash		72,220
Receivable for investments sold
Regular delivery		4,523
Delayed delivery		898,629
Receivable for fund shares sold		4,764,268
Interest receivable		31,321,060
Distributions receivable from Fidelity Central Funds		44,610
Receivable from investment adviser for expense reductions		536,325
Other receivables		366
Total assets		3,185,075,742
Liabilities
Payable for investments purchased
Regular delivery	$9,418,923
Delayed delivery	17,350,345
Payable for fund shares redeemed	24,235,319
Distributions payable	3,183,868
Accrued management fee	905,291
Other affiliated payables	288,490
Other payables and accrued expenses	42,377
Total Liabilities		55,424,613
Net Assets		$3,129,651,129
Net Assets consist of:
Paid in capital		$3,242,590,966
Total accumulated earnings (loss)		(112,939,837)
Net Assets		$3,129,651,129
Net Asset Value , offering price and redemption price per share ($3,129,651,129 ÷ 283,590,040 shares)		$11.04

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Interest		$52,338,357
Income from Fidelity Central Funds		195,947
Total Income		52,534,304
Expenses
Management fee	$6,334,453
Transfer agent fees	1,644,270
Accounting fees and expenses	294,197
Custodian fees and expenses	18,894
Independent trustees' fees and expenses	6,096
Registration fees	56,272
Audit	30,587
Legal	4,199
Miscellaneous	6,559
Total expenses before reductions	8,395,527
Expense reductions	(3,913,039)
Total expenses after reductions		4,482,488
Net Investment income (loss)		48,051,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,072,589)
Redemptions in-kind with affiliated entities	(10,197,768)
Fidelity Central Funds	3,978
Total net realized gain (loss)		(39,266,379)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(236,851,234)
Fidelity Central Funds	(3,938)
Total change in net unrealized appreciation (depreciation)		(236,855,172)
Net gain (loss)		(276,121,551)
Net increase (decrease) in net assets resulting from operations		$(228,069,735)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,051,816	$110,582,951
Net realized gain (loss)	(39,266,379)	14,010,485
Change in net unrealized appreciation (depreciation)	(236,855,172)	(182,614,888)
Net increase (decrease) in net assets resulting from operations	(228,069,735)	(58,021,452)
Distributions to shareholders	(48,743,354)	(123,268,008)
Share transactions
Proceeds from sales of shares	672,565,576	913,491,530
Reinvestment of distributions	26,001,861	57,887,688
Cost of shares redeemed	(1,810,369,950)	(746,733,438)
Net increase (decrease) in net assets resulting from share transactions	(1,111,802,513)	224,645,780
Total increase (decrease) in net assets	(1,388,615,602)	43,356,320

Net Assets
Beginning of period	4,518,266,731	4,474,910,411
End of period	$3,129,651,129	$4,518,266,731

Other Information
Shares
Sold	60,875,655	74,806,481
Issued in reinvestment of distributions	2,341,239	4,763,272
Redeemed	(162,961,752)	(61,459,051)
Net increase (decrease)	(99,744,858)	18,110,702

Fidelity® Tax-Free Bond Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.79	$12.25	$12.13	$11.37	$11.39	$11.30
Income from Investment Operations
Net investment income (loss) A,B	.147	.291	.312	.337	.340	.352
Net realized and unrealized gain (loss)	(.748)	(.427)	.152	.772	.003	.139
Total from investment operations	(.601)	(.136)	.464	1.109	.343	.491
Distributions from net investment income	(.147)	(.291)	(.312)	(.337)	(.340)	(.352)
Distributions from net realized gain	(.002)	(.033)	(.032)	(.012)	(.023)	(.049)
Total distributions	(.149)	(.324)	(.344)	(.349)	(.363)	(.401)
Net asset value, end of period	$11.04	$11.79	$12.25	$12.13	$11.37	$11.39
Total Return C,D	(5.09)%	(1.16)%	3.94%	9.87%	3.09%	4.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.66% G	2.39%	2.62%	2.86%	3.02%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,129,651	$4,518,267	$4,474,910	$4,458,835	$3,611,503	$3,777,700
Portfolio turnover rate H	11% G,I	8%	19%	8%	23%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1.Organization.
Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount and excise tax regulations.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 43,416,370
Gross unrealized depreciation	(116,790,139)
Net unrealized appreciation (depreciation)	$ (73,373,769)
Tax cost	$3,220,807,510

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	195,222,320	1,148,006,542

5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tax-Free Bond Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Tax-Free Bond Fund	16,954,008	(10,197,768)	180,390,645

6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Tax-Free Bond Fund	$ 1,968

7.Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets.   This reimbursement will remain in place through May 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,881,473.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $605.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $30,961.
8.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9.Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® Tax-Free Bond Fund	.25%
Actual		$ 1,000	$ 949.10	$ 1.21
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.762414.121
SFB-SANN-0922
Fidelity® Series Large Cap Value Index Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	2.9
Johnson & Johnson	2.4
Exxon Mobil Corp.	2.2
JPMorgan Chase & Co.	1.8
Chevron Corp.	1.7
Meta Platforms, Inc. Class A	1.5
Pfizer, Inc.	1.5
Bank of America Corp.	1.3
Thermo Fisher Scientific, Inc.	1.1
Verizon Communications, Inc.	1.0
17.4

Market Sectors (% of Fund's net assets)

Financials	19.6
Health Care	16.6
Industrials	10.2
Information Technology	9.3
Communication Services	8.3
Energy	7.5
Consumer Staples	7.0
Consumer Discretionary	6.0
Utilities	5.9
Real Estate	5.2
Materials	4.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.9%

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,096,208	39,366,786
Frontier Communications Parent, Inc. (a)	71,621	1,855,700
Lumen Technologies, Inc. (b)	300,437	3,271,759
Verizon Communications, Inc.	1,230,556	56,839,382
		101,333,627
Entertainment - 1.9%
Activision Blizzard, Inc.	227,363	18,177,672
AMC Entertainment Holdings, Inc. Class A (a)(b)	151,132	2,200,482
Electronic Arts, Inc.	76,909	10,092,768
Live Nation Entertainment, Inc. (a)	22,525	2,117,125
Madison Square Garden Sports Corp. (a)	2,760	424,433
Netflix, Inc. (a)	70,363	15,824,639
Playtika Holding Corp. (a)	2,621	32,160
Roku, Inc. Class A (a)(b)	25,112	1,645,338
Take-Two Interactive Software, Inc. (a)	7,967	1,057,460
The Walt Disney Co. (a)	497,718	52,807,880
Warner Bros Discovery, Inc. (a)	183,551	2,753,265
		107,133,222
Interactive Media & Services - 2.6%
Alphabet, Inc.:
Class A (a)	228,924	26,628,440
Class C (a)	209,118	24,391,524
IAC (a)	22,748	1,558,238
Match Group, Inc. (a)	5,248	384,731
Meta Platforms, Inc. Class A (a)	528,335	84,058,099
Pinterest, Inc. Class A (a)	132,492	2,580,944
TripAdvisor, Inc. (a)	27,443	521,691
Twitter, Inc. (a)	16,147	671,877
		140,795,544
Media - 1.5%
Altice U.S.A., Inc. Class A (a)(b)	61,175	642,949
Cable One, Inc.	671	923,752
Comcast Corp. Class A	1,301,959	48,849,502
DISH Network Corp. Class A (a)	73,270	1,272,700
Fox Corp.:
Class A	90,809	3,006,686
Class B	42,339	1,308,275
Interpublic Group of Companies, Inc.	114,984	3,434,572
Liberty Broadband Corp.:
Class A (a)	3,206	346,024
Class C (a)	20,226	2,203,218
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	52,229	3,539,559
Liberty Media Class A (a)	5,327	330,221
Liberty SiriusXM Series A (a)(b)	15,836	631,065
Liberty SiriusXM Series C (a)	32,689	1,301,676
News Corp.:
Class A	113,053	1,937,728
Class B	35,125	606,960
Nexstar Broadcasting Group, Inc. Class A	10,330	1,945,862
Omnicom Group, Inc.	59,508	4,156,039
Paramount Global:
Class A (b)	2,461	66,545
Class B	168,921	3,994,982
Sirius XM Holdings, Inc. (b)	207,439	1,385,693
The New York Times Co. Class A	48,084	1,536,284
		83,420,292
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	174,417	24,952,096
TOTAL COMMUNICATION SERVICES		457,634,781
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.2%
Aptiv PLC (a)	59,230	6,212,635
BorgWarner, Inc.	69,831	2,685,700
Gentex Corp.	68,705	1,938,855
Lear Corp.	17,401	2,629,987
QuantumScape Corp. Class A (a)(b)	71,617	774,896
		14,242,073
Automobiles - 0.7%
Ford Motor Co.	1,153,699	16,947,838
General Motors Co. (a)	425,696	15,435,737
Harley-Davidson, Inc. (b)	39,334	1,487,219
Lucid Group, Inc. Class A (a)(b)	9,564	174,543
Rivian Automotive, Inc.	52,111	1,787,407
Thor Industries, Inc. (b)	15,473	1,304,838
		37,137,582
Distributors - 0.2%
Genuine Parts Co.	37,319	5,704,956
LKQ Corp.	77,391	4,244,122
		9,949,078
Diversified Consumer Services - 0.1%
ADT, Inc.	61,095	445,994
Bright Horizons Family Solutions, Inc. (a)(b)	12,406	1,162,070
Grand Canyon Education, Inc. (a)	9,299	893,355
H&R Block, Inc.	8,364	334,225
Mister Car Wash, Inc. (a)(b)	6,443	74,739
Service Corp. International	45,141	3,361,199
Terminix Global Holdings, Inc. (a)	35,536	1,588,459
		7,860,041
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	67,792	2,264,253
Boyd Gaming Corp.	23,439	1,301,099
Caesars Entertainment, Inc. (a)	18,837	860,663
Carnival Corp. (a)(b)	279,945	2,536,302
Darden Restaurants, Inc.	9,837	1,224,608
Domino's Pizza, Inc.	2,826	1,108,103
Hilton Worldwide Holdings, Inc.	22,214	2,844,947
Hyatt Hotels Corp. Class A (a)	14,756	1,221,059
Las Vegas Sands Corp. (a)	60,657	2,286,162
Marriott Vacations Worldwide Corp.	11,912	1,630,991
McDonald's Corp.	163,790	43,137,372
MGM Resorts International	104,076	3,406,407
Norwegian Cruise Line Holdings Ltd. (a)(b)	113,242	1,375,890
Penn National Gaming, Inc. (a)	48,574	1,678,232
Planet Fitness, Inc. (a)	6,490	511,477
Royal Caribbean Cruises Ltd. (a)(b)	64,418	2,493,621
Six Flags Entertainment Corp. (a)(b)	11,275	255,604
Starbucks Corp.	214,863	18,216,085
Travel+Leisure Co.	6,884	296,769
Vail Resorts, Inc.	640	151,763
Wyndham Hotels & Resorts, Inc.	8,098	562,082
Wynn Resorts Ltd. (a)	27,151	1,723,545
Yum! Brands, Inc.	74,122	9,082,910
		100,169,944
Household Durables - 0.5%
D.R. Horton, Inc.	44,962	3,508,385
Garmin Ltd.	45,089	4,401,588
Leggett & Platt, Inc. (b)	38,907	1,542,273
Lennar Corp.:
Class A	74,507	6,333,095
Class B (b)	4,242	287,947
Mohawk Industries, Inc. (a)	15,380	1,976,022
Newell Brands, Inc.	110,393	2,231,043
NVR, Inc. (a)	245	1,076,310
PulteGroup, Inc.	42,109	1,836,795
Tempur Sealy International, Inc. (b)	50,091	1,376,501
Toll Brothers, Inc.	15,490	761,798
TopBuild Corp. (a)	1,491	315,675
Whirlpool Corp. (b)	16,080	2,779,750
		28,427,182
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc. (a)(b)	8,404	586,179
eBay, Inc.	142,554	6,932,401
Lyft, Inc. (a)	17,919	248,357
Uber Technologies, Inc. (a)	74,112	1,737,926
Wayfair LLC Class A (a)(b)	8,222	443,248
		9,948,111
Leisure Products - 0.1%
Brunswick Corp.	18,439	1,477,333
Hasbro, Inc.	38,422	3,024,580
Mattel, Inc. (a)	53,247	1,235,330
Peloton Interactive, Inc. Class A (a)(b)	87,094	826,522
Polaris, Inc. (b)	4,278	501,724
		7,065,489
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	42,887	7,091,794
Kohl's Corp.	37,421	1,090,448
Macy's, Inc.	83,229	1,468,992
Nordstrom, Inc. (b)	4,700	110,497
Ollie's Bargain Outlet Holdings, Inc. (a)	17,317	1,020,837
Target Corp.	60,878	9,946,248
		20,728,816
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	16,447	3,184,468
AutoNation, Inc. (a)(b)	11,598	1,377,147
AutoZone, Inc. (a)	533	1,139,229
Bath & Body Works, Inc.	69,883	2,483,642
Best Buy Co., Inc. (b)	40,387	3,109,395
Burlington Stores, Inc. (a)	1,223	172,602
CarMax, Inc. (a)(b)	41,468	4,127,725
Dick's Sporting Goods, Inc. (b)	16,230	1,518,966
GameStop Corp. Class A (b)	78,504	2,669,921
Gap, Inc. (b)	57,825	556,277
Leslie's, Inc. (a)(b)	5,112	77,498
Lithia Motors, Inc. Class A (sub. vtg.)	8,334	2,210,844
Lowe's Companies, Inc.	26,529	5,081,099
O'Reilly Automotive, Inc. (a)	11,313	7,959,714
Penske Automotive Group, Inc. (b)	8,026	918,897
Petco Health & Wellness Co., Inc. (a)(b)	23,524	327,454
RH (a)	3,184	889,705
Ross Stores, Inc.	58,161	4,726,163
The Home Depot, Inc.	127,056	38,236,233
Victoria's Secret & Co. (a)	6,951	256,909
Williams-Sonoma, Inc. (b)	4,250	613,785
		81,637,673
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	42,087	2,048,795
Carter's, Inc. (b)	11,516	938,324
Columbia Sportswear Co.	10,663	789,169
Deckers Outdoor Corp. (a)	925	289,719
Hanesbrands, Inc. (b)	101,915	1,139,410
PVH Corp.	19,640	1,216,109
Ralph Lauren Corp.	13,354	1,317,105
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	33,213	1,260,765
Tapestry, Inc.	66,802	2,246,551
Under Armour, Inc.:
Class A (sub. vtg.) (a)	55,791	516,625
Class C (non-vtg.) (a)(b)	62,960	520,050
VF Corp.	102,241	4,568,128
		16,850,750
TOTAL CONSUMER DISCRETIONARY		334,016,739
CONSUMER STAPLES - 7.0%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)(b)	142	54,021
Brown-Forman Corp.:
Class A (b)	5,357	387,847
Class B (non-vtg.)	22,233	1,650,133
Constellation Brands, Inc. Class A (sub. vtg.)	45,283	11,153,656
Keurig Dr. Pepper, Inc.	250,889	9,719,440
Molson Coors Beverage Co. Class B	51,191	3,058,662
Monster Beverage Corp. (a)	8,156	812,501
PepsiCo, Inc.	62,737	10,976,466
The Coca-Cola Co.	285,793	18,339,337
		56,152,063
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	46,960	1,260,876
BJ's Wholesale Club Holdings, Inc. (a)	14,458	978,807
Casey's General Stores, Inc.	10,839	2,196,523
Grocery Outlet Holding Corp. (a)	23,885	1,020,367
Kroger Co.	191,815	8,907,889
Performance Food Group Co. (a)	30,729	1,527,539
U.S. Foods Holding Corp. (a)(b)	65,085	2,050,178
Walgreens Boots Alliance, Inc.	209,885	8,315,644
Walmart, Inc.	422,063	55,733,419
		81,991,242
Food Products - 1.9%
Archer Daniels Midland Co.	163,896	13,565,672
Bunge Ltd.	40,978	3,783,499
Campbell Soup Co.	56,693	2,797,800
Conagra Brands, Inc.	137,677	4,709,930
Darling Ingredients, Inc. (a)(b)	43,561	3,017,906
Flowers Foods, Inc.	54,805	1,557,010
Freshpet, Inc. (a)(b)	5,860	313,158
General Mills, Inc.	176,267	13,183,009
Hormel Foods Corp.	83,848	4,137,060
Ingredion, Inc.	19,370	1,762,283
Kellogg Co.	33,370	2,466,710
McCormick & Co., Inc. (non-vtg.) (b)	73,321	6,404,589
Mondelez International, Inc.	404,516	25,905,205
Pilgrim's Pride Corp. (a)(b)	6,683	209,646
Post Holdings, Inc. (a)(b)	16,259	1,413,557
Seaboard Corp.	74	300,487
The Hershey Co.	5,679	1,294,585
The J.M. Smucker Co.	30,686	4,060,372
The Kraft Heinz Co.	204,456	7,530,114
Tyson Foods, Inc. Class A	83,324	7,333,345
		105,745,937
Household Products - 1.4%
Church & Dwight Co., Inc.	38,848	3,417,459
Colgate-Palmolive Co.	93,311	7,347,308
Kimberly-Clark Corp.	40,079	5,282,011
Procter & Gamble Co.	401,653	55,793,618
Reynolds Consumer Products, Inc. (b)	15,871	461,211
Spectrum Brands Holdings, Inc. (b)	11,651	810,211
The Clorox Co.	6,162	874,018
		73,985,836
Personal Products - 0.0%
Coty, Inc. Class A (a)	101,385	742,138
Tobacco - 1.2%
Altria Group, Inc.	530,263	23,257,335
Philip Morris International, Inc.	453,680	44,075,012
		67,332,347
TOTAL CONSUMER STAPLES		385,949,563
ENERGY - 7.5%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	270,837	6,957,803
Halliburton Co.	143,761	4,212,197
NOV, Inc. (b)	114,454	2,129,989
Schlumberger Ltd.	413,492	15,311,609
		28,611,598
Oil, Gas & Consumable Fuels - 7.0%
Antero Midstream GP LP (b)	98,317	989,069
Antero Resources Corp. (a)	29,998	1,189,121
APA Corp.	98,567	3,663,735
Cheniere Energy, Inc.	31,484	4,709,377
Chesapeake Energy Corp. (b)	37,296	3,512,164
Chevron Corp.	575,373	94,234,590
ConocoPhillips Co.	378,803	36,906,776
Continental Resources, Inc.	2,626	180,905
Coterra Energy, Inc.	194,593	5,952,600
Devon Energy Corp.	98,341	6,180,732
Diamondback Energy, Inc.	22,220	2,844,604
DT Midstream, Inc.	28,339	1,559,495
EOG Resources, Inc.	46,052	5,121,903
EQT Corp.	107,778	4,745,465
Exxon Mobil Corp.	1,234,289	119,639,633
Hess Corp.	17,874	2,010,289
HF Sinclair Corp.	43,869	2,097,816
Kinder Morgan, Inc.	581,379	10,459,008
Marathon Oil Corp.	206,333	5,117,058
Marathon Petroleum Corp.	158,098	14,491,263
Occidental Petroleum Corp.	41,667	2,739,605
ONEOK, Inc.	115,335	6,890,113
Ovintiv, Inc.	21,760	1,111,718
PDC Energy, Inc.	12,836	843,197
Phillips 66 Co.	140,772	12,528,708
Pioneer Natural Resources Co.	31,732	7,518,897
Range Resources Corp. (a)	26,141	864,483
Southwestern Energy Co. (a)	302,334	2,134,478
The Williams Companies, Inc.	356,322	12,147,017
Valero Energy Corp.	119,167	13,200,129
		385,583,948
TOTAL ENERGY		414,195,546
FINANCIALS - 19.6%
Banks - 7.1%
Bank of America Corp.	2,056,311	69,523,875
Bank of Hawaii Corp. (b)	11,561	926,152
Bank OZK (b)	34,267	1,374,107
BOK Financial Corp.	8,593	756,442
Citigroup, Inc.	577,197	29,956,524
Citizens Financial Group, Inc.	142,813	5,422,610
Comerica, Inc.	38,200	2,970,814
Commerce Bancshares, Inc.	32,026	2,225,487
Cullen/Frost Bankers, Inc. (b)	17,055	2,223,972
East West Bancorp, Inc.	41,353	2,968,318
Fifth Third Bancorp	199,286	6,799,638
First Citizens Bancshares, Inc.	2,683	2,030,172
First Hawaiian, Inc. (b)	37,345	951,924
First Horizon National Corp.	154,757	3,460,367
First Republic Bank	52,290	8,508,106
FNB Corp., Pennsylvania	102,055	1,220,578
Huntington Bancshares, Inc.	419,755	5,578,544
JPMorgan Chase & Co.	853,984	98,515,594
KeyCorp	271,767	4,973,336
M&T Bank Corp.	52,268	9,274,957
PacWest Bancorp	33,980	952,459
Pinnacle Financial Partners, Inc.	21,914	1,733,397
PNC Financial Services Group, Inc.	120,852	20,054,181
Popular, Inc.	21,917	1,702,293
Prosperity Bancshares, Inc. (b)	25,877	1,917,227
Regions Financial Corp.	273,381	5,790,210
Signature Bank (b)	17,195	3,190,876
SVB Financial Group (a)	6,214	2,507,660
Synovus Financial Corp.	42,096	1,699,836
Truist Financial Corp.	389,161	19,640,956
U.S. Bancorp	392,842	18,542,142
Umpqua Holdings Corp.	63,166	1,112,353
Webster Financial Corp. (b)	52,160	2,422,832
Wells Fargo & Co.	1,110,363	48,711,625
Western Alliance Bancorp. (b)	11,994	916,102
Wintrust Financial Corp.	17,519	1,507,335
Zions Bancorp NA	43,551	2,375,707
		394,438,708
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	11,223	1,418,363
Ameriprise Financial, Inc.	11,624	3,137,550
Bank of New York Mellon Corp.	214,882	9,338,772
BlackRock, Inc. Class A	43,932	29,398,416
Carlyle Group LP	60,541	2,355,650
Cboe Global Markets, Inc.	30,963	3,820,215
Charles Schwab Corp.	198,026	13,673,695
CME Group, Inc.	104,989	20,943,206
Coinbase Global, Inc. (a)(b)	45,330	2,853,977
Evercore, Inc. Class A	11,056	1,105,268
Franklin Resources, Inc. (b)	83,448	2,290,648
Goldman Sachs Group, Inc.	97,390	32,468,852
Interactive Brokers Group, Inc.	27,152	1,593,551
Intercontinental Exchange, Inc.	161,534	16,474,853
Invesco Ltd.	109,202	1,937,243
Janus Henderson Group PLC (b)	40,281	1,038,041
Jefferies Financial Group, Inc. (b)	61,271	1,995,596
KKR & Co. LP	167,298	9,278,347
Lazard Ltd. Class A	27,577	1,038,826
Moody's Corp.	2,666	827,127
Morgan Stanley	373,580	31,492,794
Morningstar, Inc.	689	175,936
MSCI, Inc.	5,695	2,741,231
NASDAQ, Inc.	33,522	6,064,130
Northern Trust Corp.	60,119	5,998,674
Raymond James Financial, Inc.	52,369	5,156,775
Robinhood Markets, Inc. (a)(b)	162,485	1,470,489
S&P Global, Inc.	99,440	37,481,919
SEI Investments Co.	30,466	1,686,598
State Street Corp.	107,317	7,623,800
Stifel Financial Corp. (b)	30,209	1,806,800
T. Rowe Price Group, Inc.	65,461	8,082,470
Tradeweb Markets, Inc. Class A	11,587	817,115
Virtu Financial, Inc. Class A	29,117	679,300
		268,266,227
Consumer Finance - 1.1%
Ally Financial, Inc. (b)	94,392	3,121,543
American Express Co.	165,157	25,437,481
Capital One Financial Corp.	115,810	12,719,412
Credit Acceptance Corp. (a)(b)	1,827	1,052,188
Discover Financial Services	82,094	8,291,494
OneMain Holdings, Inc. (b)	34,388	1,279,234
SLM Corp.	78,856	1,230,154
SoFi Technologies, Inc. (a)(b)	232,481	1,466,955
Synchrony Financial	146,164	4,893,571
Upstart Holdings, Inc. (a)(b)	17,360	422,369
		59,914,401
Diversified Financial Services - 3.0%
Apollo Global Management, Inc. (b)	31,966	1,825,259
Berkshire Hathaway, Inc. Class B (a)	528,212	158,780,505
Equitable Holdings, Inc.	111,984	3,183,705
Voya Financial, Inc. (b)	29,699	1,786,692
		165,576,161
Insurance - 3.3%
AFLAC, Inc.	186,871	10,707,708
Alleghany Corp. (a)	3,257	2,727,672
Allstate Corp.	80,172	9,377,719
American Financial Group, Inc.	19,676	2,630,288
American International Group, Inc.	231,917	12,006,343
Aon PLC (b)	3,571	1,039,304
Arch Capital Group Ltd. (a)	71,160	3,159,504
Arthur J. Gallagher & Co.	53,922	9,651,499
Assurant, Inc.	14,851	2,610,509
Assured Guaranty Ltd.	18,003	1,051,195
Axis Capital Holdings Ltd. (b)	22,752	1,148,748
Brighthouse Financial, Inc. (a)(b)	21,926	952,027
Brown & Brown, Inc.	63,882	4,158,718
Chubb Ltd.	123,439	23,285,533
Cincinnati Financial Corp.	45,740	4,452,332
CNA Financial Corp.	7,968	338,003
Erie Indemnity Co. Class A	1,905	387,401
Everest Re Group Ltd.	7,864	2,055,256
Fidelity National Financial, Inc.	78,356	3,131,106
First American Financial Corp. (b)	30,419	1,764,302
Globe Life, Inc.	26,463	2,665,618
Hanover Insurance Group, Inc. (b)	10,350	1,412,465
Hartford Financial Services Group, Inc.	96,010	6,189,765
Kemper Corp. (b)	18,571	869,123
Lincoln National Corp.	39,745	2,040,508
Loews Corp.	59,563	3,469,545
Markel Corp. (a)	3,012	3,906,986
Marsh & McLennan Companies, Inc.	15,700	2,574,172
MetLife, Inc.	200,723	12,695,730
Old Republic International Corp.	82,693	1,924,266
Primerica, Inc. (b)	11,180	1,438,754
Principal Financial Group, Inc.	73,139	4,895,925
Progressive Corp.	22,218	2,556,403
Prudential Financial, Inc.	109,777	10,976,602
Reinsurance Group of America, Inc.	19,540	2,262,341
RenaissanceRe Holdings Ltd. (b)	5,766	745,601
The Travelers Companies, Inc.	70,102	11,125,187
Unum Group (b)	58,573	1,885,465
W.R. Berkley Corp.	60,208	3,764,806
White Mountains Insurance Group Ltd.	845	1,047,318
Willis Towers Watson PLC	32,433	6,711,685
		181,793,432
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	152,715	1,925,736
Annaly Capital Management, Inc.	455,697	3,135,195
Rithm Capital Corp.	124,742	1,360,935
Starwood Property Trust, Inc.	85,399	2,017,124
		8,438,990
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	89,990	1,272,459
New York Community Bancorp, Inc. (b)	134,690	1,430,408
Rocket Companies, Inc. (b)	15,364	146,265
TFS Financial Corp.	14,756	216,175
UWM Holdings Corp. Class A (b)	2,515	9,482
		3,074,789
TOTAL FINANCIALS		1,081,502,708
HEALTH CARE - 16.6%
Biotechnology - 1.5%
Amgen, Inc.	25,014	6,190,215
Biogen, Inc. (a)	42,645	9,171,234
BioMarin Pharmaceutical, Inc. (a)	53,971	4,644,205
Exact Sciences Corp. (a)(b)	41,867	1,888,202
Exelixis, Inc. (a)	12,377	258,927
Gilead Sciences, Inc.	367,518	21,959,201
Horizon Therapeutics PLC (a)	4,596	381,330
Incyte Corp. (a)	7,204	559,607
Ionis Pharmaceuticals, Inc. (a)	3,373	126,690
Mirati Therapeutics, Inc. (a)(b)	12,581	810,216
Moderna, Inc. (a)	94,537	15,512,576
Natera, Inc. (a)	1,806	84,882
Regeneron Pharmaceuticals, Inc. (a)	25,915	15,074,496
Repligen Corp. (a)	4,657	993,618
Ultragenyx Pharmaceutical, Inc. (a)	4,313	229,797
United Therapeutics Corp. (a)	13,044	3,014,077
Vertex Pharmaceuticals, Inc. (a)	4,192	1,175,479
		82,074,752
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	435,772	47,429,424
Align Technology, Inc. (a)	5,737	1,611,925
Baxter International, Inc.	124,290	7,290,851
Becton, Dickinson & Co.	83,125	20,308,269
Boston Scientific Corp. (a)	417,724	17,147,570
Dentsply Sirona, Inc.	62,661	2,265,822
Enovis Corp. (a)(b)	14,804	884,095
Envista Holdings Corp. (a)	47,593	1,934,655
Globus Medical, Inc. (a)	21,447	1,258,724
Hologic, Inc. (a)	71,947	5,135,577
ICU Medical, Inc. (a)(b)	4,801	850,593
Integra LifeSciences Holdings Corp. (a)	21,176	1,165,527
Intuitive Surgical, Inc. (a)	8,275	1,904,657
Masimo Corp. (a)	3,444	497,934
Medtronic PLC	391,320	36,204,926
QuidelOrtho Corp. (a)	14,446	1,474,070
STERIS PLC	24,929	5,625,229
Stryker Corp.	47,829	10,271,278
Tandem Diabetes Care, Inc. (a)(b)	1,223	80,975
Teleflex, Inc.	13,722	3,299,592
The Cooper Companies, Inc.	14,209	4,646,343
Zimmer Biomet Holdings, Inc.	61,367	6,774,303
		178,062,339
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)	26,039	2,158,893
agilon health, Inc. (a)(b)	3,642	91,159
Amedisys, Inc. (a)(b)	9,349	1,120,478
Cardinal Health, Inc.	79,689	4,746,277
Centene Corp. (a)	170,204	15,823,866
Chemed Corp.	2,751	1,323,479
Cigna Corp.	76,903	21,176,010
CVS Health Corp.	383,782	36,720,262
Elevance Health, Inc.	49,120	23,435,152
Encompass Health Corp.	28,636	1,449,554
Enhabit Home Health & Hospice (a)	14,314	250,638
HCA Holdings, Inc.	61,985	13,166,854
Henry Schein, Inc. (a)	40,100	3,161,083
Humana, Inc.	10,880	5,244,160
Laboratory Corp. of America Holdings	27,099	7,105,087
McKesson Corp.	34,142	11,662,224
Molina Healthcare, Inc. (a)	3,791	1,242,387
Oak Street Health, Inc. (a)(b)	34,062	986,095
Premier, Inc.	34,424	1,323,947
Quest Diagnostics, Inc.	34,212	4,672,333
Signify Health, Inc. (a)(b)	19,605	335,442
Tenet Healthcare Corp. (a)	31,082	2,055,142
UnitedHealth Group, Inc.	24,647	13,367,054
Universal Health Services, Inc. Class B	18,984	2,135,130
		174,752,706
Health Care Technology - 0.1%
Certara, Inc. (a)(b)	12,022	276,386
Change Healthcare, Inc. (a)	67,685	1,642,715
Definitive Healthcare Corp. (b)	4,597	119,430
Doximity, Inc. (a)(b)	14,973	633,657
Teladoc Health, Inc. (a)(b)	42,445	1,564,098
		4,236,286
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	2,789	111,978
Agilent Technologies, Inc.	8,946	1,199,659
Avantor, Inc. (a)	12,660	367,393
Azenta, Inc.	21,656	1,478,239
Bio-Rad Laboratories, Inc. Class A (a)	6,252	3,521,502
Charles River Laboratories International, Inc. (a)	987	247,283
Danaher Corp.	176,638	51,484,678
Illumina, Inc. (a)	45,984	9,963,813
PerkinElmer, Inc.	36,890	5,650,441
QIAGEN NV (a)	66,335	3,292,869
Syneos Health, Inc. (a)(b)	24,719	1,956,262
Thermo Fisher Scientific, Inc.	100,580	60,188,078
		139,462,195
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	623,535	46,004,412
Catalent, Inc. (a)	33,995	3,844,835
Elanco Animal Health, Inc. (a)	130,213	2,638,115
Eli Lilly & Co.	45,885	15,127,826
Jazz Pharmaceuticals PLC (a)	17,818	2,780,677
Johnson & Johnson	770,534	134,473,594
Merck & Co., Inc.	430,316	38,444,431
Organon & Co.	74,310	2,357,113
Perrigo Co. PLC	39,271	1,644,277
Pfizer, Inc.	1,654,776	83,582,736
Royalty Pharma PLC	107,350	4,668,652
Viatris, Inc.	354,399	3,434,126
		339,000,794
TOTAL HEALTH CARE		917,589,072
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	4,463	491,778
BWX Technologies, Inc. (b)	16,283	922,920
Curtiss-Wright Corp.	11,196	1,605,954
General Dynamics Corp.	72,106	16,344,267
HEICO Corp.	834	131,530
HEICO Corp. Class A (b)	1,468	187,434
Hexcel Corp.	24,501	1,482,556
Howmet Aerospace, Inc.	98,889	3,671,749
Huntington Ingalls Industries, Inc.	8,977	1,946,573
L3Harris Technologies, Inc.	56,315	13,513,911
Mercury Systems, Inc. (a)(b)	16,364	965,640
Northrop Grumman Corp.	37,843	18,123,013
Raytheon Technologies Corp. (b)	435,366	40,580,465
Spirit AeroSystems Holdings, Inc. Class A	1,570	51,527
Textron, Inc.	62,827	4,123,964
The Boeing Co. (a)	110,538	17,609,809
TransDigm Group, Inc. (a)	9,417	5,860,576
Woodward, Inc.	17,210	1,801,887
		129,415,553
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	26,825	2,969,528
Expeditors International of Washington, Inc.	33,741	3,584,981
FedEx Corp.	70,271	16,379,467
GXO Logistics, Inc. (a)	27,520	1,320,960
United Parcel Service, Inc. Class B	23,244	4,530,023
		28,784,959
Airlines - 0.3%
Alaska Air Group, Inc. (a)	36,177	1,603,726
American Airlines Group, Inc. (a)(b)	188,869	2,589,394
Copa Holdings SA Class A (a)(b)	9,037	607,467
JetBlue Airways Corp. (a)	93,789	789,703
Southwest Airlines Co. (a)	173,220	6,603,146
United Airlines Holdings, Inc. (a)	95,396	3,505,803
		15,699,239
Building Products - 0.8%
A.O. Smith Corp. (b)	28,461	1,800,727
Allegion PLC	5,331	563,487
Armstrong World Industries, Inc.	5,748	513,584
Builders FirstSource, Inc. (a)(b)	50,277	3,418,836
Carlisle Companies, Inc.	2,361	699,092
Carrier Global Corp.	247,992	10,051,116
Fortune Brands Home & Security, Inc.	25,013	1,742,906
Hayward Holdings, Inc. (a)(b)	20,272	236,574
Johnson Controls International PLC	203,556	10,973,704
Lennox International, Inc.	9,469	2,268,110
Masco Corp.	65,350	3,619,083
Owens Corning	28,336	2,627,881
The AZEK Co., Inc. (a)	33,143	685,397
Trane Technologies PLC	28,599	4,203,767
		43,404,264
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,715	729,715
Clean Harbors, Inc. (a)	14,905	1,454,579
Driven Brands Holdings, Inc. (a)	15,194	461,594
IAA, Inc. (a)	6,690	252,414
MSA Safety, Inc. (b)	6,627	850,509
Republic Services, Inc.	56,464	7,829,298
Rollins, Inc.	5,058	195,087
Stericycle, Inc. (a)(b)	26,800	1,256,116
Tetra Tech, Inc.	9,177	1,406,559
Waste Management, Inc.	7,652	1,259,213
		15,695,084
Construction & Engineering - 0.2%
AECOM	36,598	2,635,056
MasTec, Inc. (a)	17,392	1,372,751
MDU Resources Group, Inc.	59,070	1,687,630
Quanta Services, Inc.	18,894	2,621,165
Valmont Industries, Inc.	5,290	1,436,129
Willscot Mobile Mini Holdings (a)	29,649	1,144,748
		10,897,479
Electrical Equipment - 1.0%
Acuity Brands, Inc. (b)	10,080	1,838,592
AMETEK, Inc.	67,401	8,324,024
Eaton Corp. PLC	116,845	17,338,630
Emerson Electric Co.	117,706	10,601,779
Hubbell, Inc. Class B	15,659	3,429,634
nVent Electric PLC	48,304	1,705,614
Plug Power, Inc. (a)(b)	76,399	1,630,355
Regal Rexnord Corp. (b)	19,597	2,631,877
Rockwell Automation, Inc.	11,054	2,821,865
Sensata Technologies, Inc. PLC	45,359	2,017,115
Sunrun, Inc. (a)(b)	60,050	1,963,035
Vertiv Holdings Co.	74,736	853,485
		55,156,005
Industrial Conglomerates - 1.3%
3M Co.	166,152	23,799,612
General Electric Co.	302,655	22,369,231
Honeywell International, Inc.	140,759	27,090,477
		73,259,320
Machinery - 1.8%
AGCO Corp.	15,755	1,716,035
Allison Transmission Holdings, Inc.	5,907	247,326
Caterpillar, Inc.	20,143	3,993,350
Crane Holdings Co.	13,755	1,360,782
Cummins, Inc.	41,228	9,124,169
Donaldson Co., Inc. (b)	30,009	1,632,790
Dover Corp.	42,082	5,625,522
ESAB Corp. (b)	14,822	610,963
Flowserve Corp. (b)	38,074	1,288,424
Fortive Corp.	104,931	6,762,803
Gates Industrial Corp. PLC (a)(b)	32,364	398,077
Graco, Inc.	15,412	1,035,070
IDEX Corp.	18,264	3,812,610
Illinois Tool Works, Inc.	9,161	1,903,289
Ingersoll Rand, Inc. (b)	118,816	5,917,037
ITT, Inc.	24,411	1,831,557
Middleby Corp. (a)	14,802	2,141,701
Nordson Corp.	12,976	2,997,326
Oshkosh Corp.	19,202	1,653,292
Otis Worldwide Corp.	108,676	8,495,203
PACCAR, Inc.	99,805	9,134,154
Parker Hannifin Corp.	28,941	8,366,554
Pentair PLC	48,117	2,352,440
Snap-On, Inc.	15,378	3,445,441
Stanley Black & Decker, Inc.	44,107	4,292,934
Timken Co. (b)	18,223	1,191,420
Westinghouse Air Brake Tech Co.	52,944	4,948,676
Xylem, Inc.	45,055	4,146,412
		100,425,357
Marine - 0.0%
Kirby Corp. (a)	17,455	1,107,345
Professional Services - 0.6%
CACI International, Inc. Class A (a)(b)	6,774	2,047,712
Clarivate Analytics PLC (a)(b)	140,103	2,030,092
CoStar Group, Inc. (a)	98,505	7,150,478
Dun & Bradstreet Holdings, Inc. (b)	73,515	1,158,596
Equifax, Inc.	17,775	3,713,375
FTI Consulting, Inc. (a)(b)	5,716	934,909
Jacobs Engineering Group, Inc.	37,381	5,132,411
KBR, Inc.	14,268	759,486
Leidos Holdings, Inc.	39,838	4,262,666
Manpower, Inc. (b)	15,327	1,201,790
Nielsen Holdings PLC	104,749	2,508,739
Robert Half International, Inc.	3,714	293,926
Science Applications International Corp.	16,275	1,576,559
TransUnion Holding Co., Inc.	15,027	1,190,589
		33,961,328
Road & Rail - 0.8%
AMERCO	2,631	1,413,057
Avis Budget Group, Inc. (a)	8,696	1,582,933
CSX Corp.	475,638	15,377,377
Hertz Global Holdings, Inc. (b)	68,128	1,459,302
J.B. Hunt Transport Services, Inc.	2,658	487,132
Knight-Swift Transportation Holdings, Inc. Class A	46,444	2,552,098
Landstar System, Inc.	1,186	185,704
Norfolk Southern Corp.	69,613	17,484,697
Ryder System, Inc.	14,456	1,132,194
Schneider National, Inc. Class B (b)	15,793	400,037
XPO Logistics, Inc. (a)(b)	27,656	1,652,169
		43,726,700
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	30,379	1,127,365
Core & Main, Inc. (b)	11,588	279,734
MSC Industrial Direct Co., Inc. Class A	13,512	1,116,902
SiteOne Landscape Supply, Inc. (a)(b)	5,099	710,444
United Rentals, Inc. (a)	11,307	3,648,430
Univar Solutions, Inc. (a)	48,952	1,323,662
Watsco, Inc.	4,537	1,242,911
WESCO International, Inc. (a)	6,135	784,298
		10,233,746
TOTAL INDUSTRIALS		561,766,379
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.4%
Ciena Corp. (a)(b)	44,246	2,283,094
Cisco Systems, Inc.	1,217,311	55,229,400
F5, Inc. (a)	17,677	2,958,423
Juniper Networks, Inc.	93,460	2,619,684
Lumentum Holdings, Inc. (a)	20,160	1,823,674
Motorola Solutions, Inc.	48,166	11,491,926
Ubiquiti, Inc. (b)	1,242	374,624
ViaSat, Inc. (a)(b)	20,686	681,190
		77,462,015
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	42,144	3,250,567
Arrow Electronics, Inc. (a)	18,272	2,341,922
Avnet, Inc.	28,385	1,358,790
Cognex Corp.	3,535	180,214
Corning, Inc.	207,832	7,639,904
II-VI, Inc. (a)	31,408	1,653,317
IPG Photonics Corp. (a)	10,152	1,082,000
Jabil, Inc.	7,417	440,125
Keysight Technologies, Inc. (a)	3,922	637,717
Littelfuse, Inc.	7,068	1,971,053
National Instruments Corp.	33,267	1,264,146
TD SYNNEX Corp.	12,463	1,251,534
Teledyne Technologies, Inc. (a)	13,544	5,301,122
Trimble, Inc. (a)	73,028	5,070,334
Vontier Corp.	17,740	457,692
Zebra Technologies Corp. Class A (a)	9,028	3,229,225
		37,129,662
IT Services - 2.5%
Affirm Holdings, Inc. (a)(b)	51,339	1,377,939
Akamai Technologies, Inc. (a)	46,358	4,460,567
Amdocs Ltd.	35,841	3,120,317
Automatic Data Processing, Inc.	10,024	2,416,987
Block, Inc. Class A (a)	151,413	11,516,473
Broadridge Financial Solutions, Inc.	3,139	503,966
Cognizant Technology Solutions Corp. Class A	152,250	10,346,910
Concentrix Corp.	12,622	1,688,319
DXC Technology Co. (a)	71,541	2,260,696
Euronet Worldwide, Inc. (a)	3,491	343,061
Fidelity National Information Services, Inc.	178,566	18,242,303
Fiserv, Inc. (a)	158,327	16,731,997
Genpact Ltd.	24,918	1,198,057
Global Payments, Inc.	81,733	9,997,581
GoDaddy, Inc. (a)	40,805	3,026,915
IBM Corp.	87,475	11,440,855
Kyndryl Holdings, Inc. (a)(b)	52,698	551,748
Okta, Inc. (a)	31,380	3,089,361
PayPal Holdings, Inc. (a)	234,552	20,295,785
Snowflake, Inc. (a)	3,670	550,170
SS&C Technologies Holdings, Inc.	65,263	3,861,612
Switch, Inc. Class A	17,252	583,290
The Western Union Co.	74,715	1,271,649
Twilio, Inc. Class A (a)	31,202	2,645,930
VeriSign, Inc. (a)	25,041	4,736,756
WEX, Inc. (a)	3,625	602,511
Wix.com Ltd. (a)	3,483	206,646
		137,068,401
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	100,252	9,470,806
Analog Devices, Inc.	122,107	20,997,520
Cirrus Logic, Inc. (a)	16,669	1,424,533
First Solar, Inc. (a)	31,068	3,081,014
GlobalFoundries, Inc. (b)	13,848	712,895
Intel Corp.	1,198,110	43,503,374
Marvell Technology, Inc.	248,264	13,823,340
Microchip Technology, Inc.	22,980	1,582,403
Micron Technology, Inc.	264,788	16,379,786
MKS Instruments, Inc.	16,229	1,918,268
onsemi (a)	47,717	3,186,541
Qorvo, Inc. (a)	31,626	3,291,318
Skyworks Solutions, Inc.	47,035	5,121,171
Teradyne, Inc.	4,352	439,073
Texas Instruments, Inc.	85,034	15,211,732
Wolfspeed, Inc. (a)(b)	33,790	2,814,707
		142,958,481
Software - 1.8%
ANSYS, Inc. (a)	12,032	3,356,808
Bill.Com Holdings, Inc. (a)	28,535	3,854,508
Black Knight, Inc. (a)	40,991	2,692,289
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	30,247	302,168
Ceridian HCM Holding, Inc. (a)(b)	32,412	1,775,205
Citrix Systems, Inc.	19,531	1,980,639
Coupa Software, Inc. (a)	9,766	638,892
Dolby Laboratories, Inc. Class A (b)	18,775	1,453,185
DoubleVerify Holdings, Inc. (a)	2,426	55,628
Dropbox, Inc. Class A (a)	5,621	127,822
Guidewire Software, Inc. (a)(b)	24,453	1,900,487
Informatica, Inc. (b)	8,869	203,100
Jamf Holding Corp. (a)(b)	2,730	66,721
Mandiant, Inc. (a)	67,159	1,529,882
Manhattan Associates, Inc. (a)	7,027	988,488
nCino, Inc. (a)(b)	13,204	426,357
NCR Corp. (a)	35,237	1,143,441
NortonLifeLock, Inc.	105,995	2,600,057
Nutanix, Inc. Class A (a)	29,478	446,002
Oracle Corp.	138,621	10,790,259
Paycor HCM, Inc. (b)	13,801	368,349
Procore Technologies, Inc. (a)(b)	5,715	295,466
Roper Technologies, Inc.	30,897	13,491,793
Salesforce.com, Inc. (a)	221,469	40,754,725
SentinelOne, Inc. (b)	14,885	369,892
Teradata Corp. (a)(b)	13,956	534,375
Tyler Technologies, Inc. (a)	1,528	609,672
UiPath, Inc. Class A (a)(b)	99,070	1,815,953
Unity Software, Inc. (a)(b)	19,917	744,697
VMware, Inc. Class A	31,348	3,642,638
Zoom Video Communications, Inc. Class A (a)	36,637	3,805,119
		102,764,617
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	66,252	2,985,315
Hewlett Packard Enterprise Co.	379,899	5,409,762
HP, Inc.	166,777	5,568,684
Western Digital Corp. (a)	91,679	4,501,439
		18,465,200
TOTAL INFORMATION TECHNOLOGY		515,848,376
MATERIALS - 4.2%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	64,814	16,088,779
Albemarle Corp.	16,603	4,056,279
Ashland Global Holdings, Inc. (b)	14,812	1,488,162
Axalta Coating Systems Ltd. (a)	48,876	1,232,653
Celanese Corp. Class A	31,673	3,721,894
Corteva, Inc.	211,980	12,199,449
Dow, Inc.	213,180	11,343,308
DuPont de Nemours, Inc.	148,935	9,119,290
Eastman Chemical Co.	37,568	3,603,898
Ecolab, Inc.	8,492	1,402,624
Element Solutions, Inc. (b)	67,488	1,333,563
FMC Corp.	24,239	2,692,953
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	191,483	547,641
Huntsman Corp. (b)	58,223	1,686,138
International Flavors & Fragrances, Inc.	74,548	9,247,679
Linde PLC	116,203	35,093,306
LyondellBasell Industries NV Class A	75,169	6,699,061
NewMarket Corp.	1,770	550,116
Olin Corp.	40,916	2,138,679
PPG Industries, Inc.	32,328	4,179,687
RPM International, Inc. (b)	35,419	3,201,878
The Chemours Co. LLC (b)	17,918	637,702
The Mosaic Co.	92,740	4,883,688
The Scotts Miracle-Gro Co. Class A (b)	7,765	690,697
Westlake Corp. (b)	9,651	939,428
		138,778,552
Construction Materials - 0.2%
Eagle Materials, Inc.	1,947	246,198
Martin Marietta Materials, Inc.	16,590	5,841,007
Vulcan Materials Co.	19,826	3,277,833
		9,365,038
Containers & Packaging - 0.5%
Amcor PLC	438,706	5,681,243
Aptargroup, Inc.	19,146	2,063,173
Ardagh Group SA	5,448	72,894
Ardagh Metal Packaging SA (b)	29,593	200,049
Avery Dennison Corp.	9,167	1,745,947
Ball Corp.	55,245	4,056,088
Berry Global Group, Inc. (a)(b)	19,717	1,136,685
Crown Holdings, Inc. (b)	4,105	417,396
Graphic Packaging Holding Co.	20,479	455,658
International Paper Co.	108,245	4,629,639
Packaging Corp. of America	27,024	3,799,845
Silgan Holdings, Inc.	24,588	1,094,166
Sonoco Products Co.	28,454	1,806,544
WestRock Co.	74,118	3,139,638
		30,298,965
Metals & Mining - 1.0%
Alcoa Corp.	53,893	2,742,615
Cleveland-Cliffs, Inc. (a)	151,588	2,684,623
Freeport-McMoRan, Inc.	423,045	13,347,070
Newmont Corp.	232,509	10,528,008
Nucor Corp.	77,770	10,561,166
Reliance Steel & Aluminum Co.	18,025	3,429,256
Royal Gold, Inc. (b)	17,918	1,877,269
Southern Copper Corp. (b)	8,541	425,342
SSR Mining, Inc. (b)	61,994	1,020,421
Steel Dynamics, Inc.	52,328	4,075,305
United States Steel Corp. (b)	75,525	1,786,166
		52,477,241
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. (b)	21,497	1,367,854
TOTAL MATERIALS		232,287,650
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	47,384	7,855,320
American Campus Communities, Inc.	40,508	2,645,983
American Homes 4 Rent Class A	88,701	3,359,994
American Tower Corp.	31,650	8,571,770
Americold Realty Trust	78,599	2,574,117
Apartment Income (REIT) Corp.	42,155	1,911,308
AvalonBay Communities, Inc.	40,856	8,740,733
Boston Properties, Inc.	45,834	4,178,227
Brixmor Property Group, Inc.	87,219	2,021,736
Camden Property Trust (SBI)	27,771	3,918,488
Cousins Properties, Inc.	43,386	1,338,458
CubeSmart	65,365	2,998,293
Digital Realty Trust, Inc.	83,089	11,005,138
Douglas Emmett, Inc.	49,423	1,168,360
Duke Realty Corp.	112,175	7,017,668
EastGroup Properties, Inc.	12,028	2,051,255
EPR Properties	21,647	1,164,825
Equinix, Inc.	6,541	4,603,163
Equity Lifestyle Properties, Inc.	20,099	1,477,678
Equity Residential (SBI)	108,320	8,491,205
Essex Property Trust, Inc.	19,008	5,446,362
Extra Space Storage, Inc.	34,143	6,470,781
Federal Realty Investment Trust (SBI)	23,039	2,433,149
First Industrial Realty Trust, Inc.	38,523	2,001,270
Gaming & Leisure Properties	69,186	3,596,980
Healthcare Trust of America, Inc.	110,879	2,910,574
Healthpeak Properties, Inc.	157,710	4,357,527
Highwoods Properties, Inc. (SBI)	30,377	1,080,510
Host Hotels & Resorts, Inc.	207,031	3,687,222
Hudson Pacific Properties, Inc.	41,073	617,738
Invitation Homes, Inc.	178,492	6,966,543
Iron Mountain, Inc.	21,190	1,027,503
JBG SMITH Properties	33,739	858,320
Kilroy Realty Corp.	33,985	1,841,307
Kimco Realty Corp.	176,640	3,905,510
Lamar Advertising Co. Class A	3,034	306,616
Life Storage, Inc.	24,600	3,096,894
Medical Properties Trust, Inc.	173,678	2,994,209
Mid-America Apartment Communities, Inc.	33,579	6,236,628
National Retail Properties, Inc.	51,304	2,442,583
National Storage Affiliates Trust	24,823	1,361,293
Omega Healthcare Investors, Inc.	68,722	2,130,382
Park Hotels & Resorts, Inc.	67,646	1,054,601
Prologis (REIT), Inc.	216,224	28,662,653
Public Storage	9,422	3,075,435
Rayonier, Inc.	42,605	1,608,339
Realty Income Corp.	176,112	13,030,527
Regency Centers Corp.	50,112	3,228,716
Rexford Industrial Realty, Inc.	48,303	3,159,499
SBA Communications Corp. Class A	24,082	8,086,495
Simon Property Group, Inc.	49,143	5,338,896
SL Green Realty Corp. (b)	18,394	913,262
Spirit Realty Capital, Inc.	39,134	1,735,202
Store Capital Corp.	74,301	2,156,215
Sun Communities, Inc.	35,087	5,752,865
UDR, Inc.	92,788	4,490,939
Ventas, Inc.	116,773	6,280,052
VICI Properties, Inc.	281,384	9,620,519
Vornado Realty Trust	51,595	1,567,972
Welltower, Inc.	132,949	11,478,817
Weyerhaeuser Co.	217,756	7,908,898
WP Carey, Inc.	55,289	4,937,308
		276,950,830
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	49,402	4,229,799
Howard Hughes Corp. (a)(b)	11,258	798,080
Jones Lang LaSalle, Inc. (a)	14,451	2,755,372
Opendoor Technologies, Inc. (a)(b)	97,592	479,177
WeWork, Inc. (a)(b)	38,326	182,815
Zillow Group, Inc.:
Class A (a)	16,266	569,310
Class C (a)(b)	44,716	1,559,694
		10,574,247
TOTAL REAL ESTATE		287,525,077
UTILITIES - 5.9%
Electric Utilities - 3.7%
Alliant Energy Corp.	73,312	4,466,900
American Electric Power Co., Inc.	150,486	14,831,900
Avangrid, Inc. (b)	20,725	1,009,929
Constellation Energy Corp.	95,523	6,314,070
Duke Energy Corp.	225,415	24,779,871
Edison International	109,981	7,453,412
Entergy Corp.	59,381	6,836,535
Evergy, Inc.	65,021	4,438,333
Eversource Energy	100,807	8,893,194
Exelon Corp.	286,698	13,328,590
FirstEnergy Corp.	158,845	6,528,530
Hawaiian Electric Industries, Inc.	31,806	1,345,394
IDACORP, Inc. (b)	14,715	1,643,960
NextEra Energy, Inc.	574,811	48,565,781
NRG Energy, Inc.	69,010	2,605,128
OGE Energy Corp.	58,399	2,399,031
PG&E Corp. (a)(b)	453,723	4,927,432
Pinnacle West Capital Corp.	33,013	2,425,465
PPL Corp.	215,575	6,268,921
Southern Co.	310,696	23,889,415
Xcel Energy, Inc.	159,541	11,675,210
		204,627,001
Gas Utilities - 0.2%
Atmos Energy Corp.	40,363	4,899,665
National Fuel Gas Co. (b)	23,555	1,703,969
UGI Corp.	61,223	2,642,385
		9,246,019
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	37,338	1,460,663
The AES Corp.	160,003	3,555,267
Vistra Corp.	52,734	1,363,174
		6,379,104
Multi-Utilities - 1.7%
Ameren Corp.	75,288	7,010,819
CenterPoint Energy, Inc.	184,309	5,840,752
CMS Energy Corp.	84,683	5,820,263
Consolidated Edison, Inc.	103,818	10,306,013
Dominion Energy, Inc.	237,414	19,463,200
DTE Energy Co.	56,431	7,352,959
NiSource, Inc.	118,762	3,610,365
Public Service Enterprise Group, Inc.	145,661	9,565,558
Sempra Energy	92,074	15,265,869
WEC Energy Group, Inc.	92,316	9,583,324
		93,819,122
Water Utilities - 0.2%
American Water Works Co., Inc.	53,220	8,272,517
Essential Utilities, Inc. (b)	67,672	3,514,884
		11,787,401
TOTAL UTILITIES		325,858,647
TOTAL COMMON STOCKS (Cost $4,165,520,845)		5,514,174,538

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $994,366)	1,000,000	986,242

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	5,224,692	5,225,737
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	188,763,621	188,782,498
TOTAL MONEY MARKET FUNDS (Cost $194,007,858)		194,008,235

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $4,360,523,069)	5,709,169,015
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(180,144,993)
NET ASSETS - 100.0%	5,529,024,022

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	29	Sep 2022	5,993,575	393,784	393,784
CME E-mini S&P MidCap 400 Index Contracts (United States)	27	Sep 2022	6,788,880	508,875	508,875

TOTAL FUTURES CONTRACTS					902,659
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $681,493.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	16,406,949	401,394,715	412,575,927	38,943	-	-	5,225,737	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	69,339,940	600,233,596	480,791,038	212,484	-	-	188,782,498	0.5%
Total	85,746,889	1,001,628,311	893,366,965	251,427	-	-	194,008,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	457,634,781	457,634,781	-	-
Consumer Discretionary	334,016,739	334,016,739	-	-
Consumer Staples	385,949,563	385,949,563	-	-
Energy	414,195,546	414,195,546	-	-
Financials	1,081,502,708	1,081,502,708	-	-
Health Care	917,589,072	917,589,072	-	-
Industrials	561,766,379	561,766,379	-	-
Information Technology	515,848,376	515,848,376	-	-
Materials	232,287,650	232,287,650	-	-
Real Estate	287,525,077	287,525,077	-	-
Utilities	325,858,647	325,858,647	-	-

U.S. Government and Government Agency Obligations	986,242	-	986,242	-

Money Market Funds	194,008,235	194,008,235	-	-
Total Investments in Securities:	5,709,169,015	5,708,182,773	986,242	-
Derivative Instruments:

Assets
Futures Contracts	902,659	902,659	-	-
Total Assets	902,659	902,659	-	-
Total Derivative Instruments:	902,659	902,659	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	902,659	0
Total Equity Risk	902,659	0
Total Value of Derivatives	902,659	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $185,703,459) - See accompanying schedule:	$5,515,160,780
Unaffiliated issuers (cost $4,166,515,211)
Fidelity Central Funds (cost $194,007,858)	194,008,235

Total Investment in Securities (cost $4,360,523,069)		$5,709,169,015
Cash		327,437
Receivable for investments sold		110,979,180
Receivable for fund shares sold		3,301,794
Dividends receivable		6,843,871
Distributions receivable from Fidelity Central Funds		131,441
Receivable for daily variation margin on futures contracts		174,497
Other receivables		91,650
Total assets		5,831,018,885
Liabilities
Payable for fund shares redeemed	$113,194,182
Other payables and accrued expenses	28,989
Collateral on securities loaned	188,771,692
Total Liabilities		301,994,863
Net Assets		$5,529,024,022
Net Assets consist of:
Paid in capital		$4,080,092,308
Total accumulated earnings (loss)		1,448,931,714
Net Assets		$5,529,024,022
Net Asset Value , offering price and redemption price per share ($5,529,024,022 ÷ 384,618,637 shares)		$14.38

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$61,090,409
Interest		4,369
Income from Fidelity Central Funds (including $212,484 from security lending)		251,427
Total Income		61,346,205
Expenses
Custodian fees and expenses	62,253
Independent trustees' fees and expenses	8,988
Legal	604
Interest	16,099
Total Expenses		87,944
Net Investment income (loss)		61,258,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	118,278,139
Futures contracts	(2,252,144)
Total net realized gain (loss)		116,025,995
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(453,469,693)
Futures contracts	474,898
Total change in net unrealized appreciation (depreciation)		(452,994,795)
Net gain (loss)		(336,968,800)
Net increase (decrease) in net assets resulting from operations		$(275,710,539)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,258,261	$115,929,176
Net realized gain (loss)	116,025,995	384,078,320
Change in net unrealized appreciation (depreciation)	(452,994,795)	720,443,956
Net increase (decrease) in net assets resulting from operations	(275,710,539)	1,220,451,452
Distributions to shareholders	(35,064,280)	(364,290,801)
Share transactions
Proceeds from sales of shares	459,314,772	1,026,004,449
Reinvestment of distributions	35,064,281	364,290,801
Cost of shares redeemed	(614,364,523)	(1,630,942,547)
Net increase (decrease) in net assets resulting from share transactions	(119,985,470)	(240,647,297)
Total increase (decrease) in net assets	(430,760,289)	615,513,354

Net Assets
Beginning of period	5,959,784,311	5,344,270,957
End of period	$5,529,024,022	$5,959,784,311

Other Information
Shares
Sold	32,061,670	67,912,369
Issued in reinvestment of distributions	2,347,007	23,989,840
Redeemed	(41,864,897)	(108,015,406)
Net increase (decrease)	(7,456,220)	(16,113,197)

Fidelity® Series Large Cap Value Index Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.20	$13.09	$12.91	$12.02	$13.22	$11.75
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.29	.33	.32	.30
Net realized and unrealized gain (loss)	(.89)	2.76	.23	1.46	(.96)	1.69
Total from investment operations	(.73)	3.06	.52	1.79	(.64)	1.99
Distributions from net investment income	(.01)	(.30)	(.29)	(.34)	(.33)	(.30)
Distributions from net realized gain	(.08)	(.65)	(.05)	(.57)	(.22)	(.22)
Total distributions	(.09)	(.95)	(.34)	(.90) C	(.56) C	(.52)
Net asset value, end of period	$14.38	$15.20	$13.09	$12.91	$12.02	$13.22
Total Return D,E	(4.83)%	23.41%	4.14%	14.94%	(4.73)%	17.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% I	-% I	-% I	-% I	.03%
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	-% I	-% I	.03%
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	-% I	.03%
Net investment income (loss)	2.16% H	1.93%	2.49%	2.58%	2.52%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$5,529,024	$5,959,784	$5,344,271	$4,036,878	$3,698,418	$4,024,272
Portfolio turnover rate J	34% H	27%	21%	31%	19%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,566,896,259
Gross unrealized depreciation	(262,780,635)
Net unrealized appreciation (depreciation)	$1,304,115,624
Tax cost	$4,405,956,050
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	970,882,918	1,050,994,466
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Value Index Fund	Borrower	$ 64,983,273.81%		$ 16,099
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Value Index Fund	$ 22,775	$ 19,103	$859,420
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® Series Large Cap Value Index Fund	-%- D
Actual		$ 1,000	$ 951.70	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.967966.108
XS6-SANN-0922
Fidelity® SAI Tax-Free Bond Fund

Semi-Annual Report
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

New York	13.0
Illinois	12.5
California	5.9
Texas	5.7
Pennsylvania	4.5

Revenue Sources (% of Fund's net assets)
General Obligations	27.5%
Health Care	14.4%
Transportation	13.8%
Education	12.4%
Special Tax	9.0%
State G.O.	5.3%
Others* (Individually Less Than 5%)	17.6%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	10,000,000	10,859,424
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	960,000	973,846
4% 12/1/38	1,595,000	1,600,790
4% 12/1/41	1,260,000	1,252,530
4% 12/1/44	1,125,000	1,100,770
4% 12/1/49	1,355,000	1,302,814
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,960,000	8,133,336
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	3,745,000	3,777,906
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	1,310,000	1,388,460
5% 3/1/36	1,310,000	1,365,431
TOTAL ALABAMA		31,755,307
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,030,000	1,126,672
5% 6/1/27	700,000	791,401
5% 12/1/27	935,000	1,065,995
5% 6/1/28	1,230,000	1,408,309
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	695,000	691,529
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,325,000	1,443,813
TOTAL ALASKA		6,527,719
Arizona - 0.8%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	620,000	645,326
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/39	1,445,000	1,666,359
5% 7/1/40	1,445,000	1,663,288
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (b)	250,000	250,946
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	560,000	605,535
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	610,000	647,397
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	420,000	435,718
Series 2016:
5.75% 1/1/36 (c)	910,000	759,777
6% 1/1/48 (c)	1,250,000	969,997
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,150,000	2,404,082
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	1,765,000	1,879,412
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,590,000	1,764,284
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/32	810,000	916,076
5% 7/1/39	470,000	517,920
5% 7/1/45	2,400,000	2,606,732
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	500,000	411,677
TOTAL ARIZONA		18,144,526
California - 5.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,635,000	1,585,245
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,255,000	1,381,118
California Gen. Oblig.:
Series 2017, 5% 11/1/29	2,225,000	2,555,524
Series 2021:
5% 12/1/35	3,630,000	4,288,197
5% 12/1/36	3,600,000	4,230,814
Series 2022, 5% 4/1/42	12,055,000	13,450,146
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	755,120	730,520
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	935,000	973,325
5.25% 11/1/36	480,000	508,019
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,465,000	2,607,688
5% 5/15/39	1,100,000	1,153,062
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	100,000	85,808
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	100,000	75,617
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/30 (d)(e)	520,000	617,778
5% 8/1/33 (d)(e)	965,000	1,143,055
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	750,000	747,799
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	935,000	1,073,754
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	470,000	554,645
5% 6/1/34	375,000	438,732
5% 6/1/35	280,000	325,253
5% 6/1/36	750,000	868,990
5% 6/1/37	655,000	756,197
5% 6/1/38	935,000	1,075,800
5% 6/1/39	470,000	539,314
Series 2022 B:
5% 6/1/33	420,000	495,640
5% 6/1/34	375,000	438,732
5% 6/1/35	280,000	325,253
5% 6/1/36	280,000	324,423
5% 6/1/37	470,000	542,615
5% 6/1/38	280,000	322,165
5% 6/1/39	530,000	608,162
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	8,425,000	9,453,318
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	6,235,000	7,098,838
Series 2021 C, 5% 7/1/40	3,695,000	4,297,030
Series 2022 C:
5% 7/1/38	2,350,000	2,768,412
5% 7/1/39	2,100,000	2,465,513
5% 7/1/40	10,400,000	12,177,226
5% 7/1/41	5,000,000	5,839,667
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,570,000	2,674,489
5% 4/1/25	2,700,000	2,864,834
5% 4/1/26	1,900,000	2,051,531
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	785,000	880,159
4% 8/1/32	1,105,000	1,239,107
Sacramento City Unified School District Series 2022 A:
5% 8/1/35	1,000,000	1,157,625
5% 8/1/39	2,090,000	2,395,481
5% 8/1/40	3,000,000	3,430,400
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	1,870,000	2,000,651
5% 11/15/26	1,870,000	2,050,434
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,665,000	2,941,395
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,050,000	2,397,255
5% 5/1/52	3,480,000	4,048,917
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	435,000	479,134
Series 2022 B, 5% 5/1/52	6,820,000	7,558,404
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	750,000	793,264
Series 2017 B:
5% 7/1/29	455,000	492,954
5% 7/1/30	910,000	982,150
TOTAL CALIFORNIA		129,361,578
Colorado - 3.3%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	935,000	1,025,198
Series 2019 B, 5%, tender 8/1/26 (b)	705,000	757,845
Series 2022 C, 5%, tender 8/15/28 (b)(d)	2,425,000	2,761,985
Series 2018 A, 4% 11/15/48	900,000	897,605
Series 2019 A:
4% 11/1/39	845,000	846,751
5% 11/1/26	1,400,000	1,547,815
5% 11/15/39	1,170,000	1,303,756
Series 2019 A1, 4% 8/1/44	10,620,000	10,423,920
Series 2019 A2, 4% 8/1/49	2,060,000	1,997,401
Series 2022 A, 5% 5/15/47 (d)	6,000,000	6,743,303
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	310,000	321,008
Series 2019 H, 4.25% 11/1/49	180,000	186,544
Series 2022 F, 5.25% 11/1/52 (d)	1,805,000	1,966,159
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,535,000	4,138,063
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	1,870,000	2,086,714
5% 3/15/38	1,870,000	2,082,298
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	6,065,000	6,109,458
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,070,000	5,779,311
5% 9/15/46	7,770,000	8,845,648
Series 2020 B, 5% 9/15/27	2,145,000	2,473,805
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,295,000	6,260,420
Series 2021 C3A, 2%, tender 10/15/25 (b)	830,000	821,343
Series 2021 C3B, 2%, tender 10/15/26 (b)	700,000	687,507
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	126,000	138,358
Series 2020:
5% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	154,000	155,641
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,404,000	1,556,970
TOTAL COLORADO		71,914,826
Connecticut - 2.8%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	590,000	600,022
5% 2/1/25 (Build America Mutual Assurance Insured)	625,000	673,169
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	250,000	268,971
Series 2016 B:
5% 5/15/25	935,000	1,016,705
5% 5/15/26	510,000	567,757
Series 2017 A, 5% 4/15/33	230,000	253,705
Series 2018 A, 5% 4/15/38	935,000	1,036,352
Series 2018 F, 5% 9/15/22	220,000	220,968
Series 2019 A, 5% 4/15/26	615,000	683,287
Series 2020 A:
4% 1/15/34	2,105,000	2,224,535
5% 1/15/40	1,870,000	2,099,337
Series 2021 D:
5% 7/15/26	1,785,000	1,995,006
5% 7/15/27	2,375,000	2,709,827
5% 7/15/28	2,735,000	3,169,152
Series A, 5% 3/1/27	935,000	981,741
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,120,000	3,316,414
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	2,250,000	2,402,082
5%, tender 1/1/27 (b)	1,665,000	1,854,157
Series 2019 A:
5% 7/1/27 (c)	555,000	560,417
5% 7/1/34 (c)	685,000	661,943
Series 2019 Q-1:
5% 11/1/24	430,000	460,360
5% 11/1/26	470,000	527,916
Series 2020 K:
4% 7/1/45	2,680,000	2,692,233
5% 7/1/40	985,000	1,079,825
Series 2021 G:
4% 3/1/46	865,000	879,352
4% 3/1/51	1,390,000	1,406,192
Series 2022 M:
4% 7/1/39	1,040,000	1,051,356
4% 7/1/40	1,075,000	1,083,631
4% 7/1/52	4,210,000	4,089,522
5% 7/1/32	1,485,000	1,692,105
Series A, 5% 7/1/26	935,000	988,414
Series K1:
5% 7/1/32	985,000	1,024,498
5% 7/1/33	765,000	792,723
5% 7/1/35	1,030,000	1,061,594
Series K3, 5% 7/1/43	330,000	334,399
Series R:
4% 7/1/36	935,000	950,157
5% 6/1/32	515,000	582,142
5% 6/1/33	350,000	393,250
5% 6/1/34	540,000	603,214
5% 6/1/35	815,000	908,020
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,425,000	1,422,508
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	385,000	390,474
Series A, 5% 9/1/33	4,680,000	4,955,837
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	3,640,000	4,056,286
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	465,000	511,065
TOTAL CONNECTICUT		61,232,620
Delaware - 0.1%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,096,000	2,514,869
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	470,000	512,392
District of Columbia Rev. Series 2018:
5% 10/1/23	330,000	342,084
5% 10/1/25	465,000	501,802
5% 10/1/26	775,000	851,234
5% 10/1/27	845,000	943,934
5% 10/1/43	2,880,000	3,050,628
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,020,000	3,015,933
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,405,000	1,560,186
5% 10/1/44	7,485,000	8,207,273
Series 2019 B, 5% 10/1/47	7,020,000	7,379,998
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,500,000	1,644,665
TOTAL DISTRICT OF COLUMBIA		28,010,129
Florida - 3.8%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	790,000	829,000
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,375,000	1,533,711
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	796,391
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	1,870,000	2,029,318
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,107,428
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	930,000	956,520
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	2,810,000	3,337,071
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,490,000	2,941,231
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	765,000	730,363
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/23	375,000	378,475
5% 3/1/24	235,000	239,786
5% 3/1/25	625,000	643,096
Series 2019:
5% 10/1/22	210,000	210,906
5% 10/1/23	235,000	241,678
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	7,200,000	7,402,096
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,315,000	2,439,656
5% 10/1/35	935,000	972,839
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,415,000	1,575,741
5% 10/1/43	1,870,000	2,058,172
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	4,680,000	5,249,087
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	205,000	212,991
5% 10/1/24	465,000	497,216
5% 10/1/25	360,000	394,836
5% 10/1/26	255,000	286,202
5% 10/1/27	205,000	234,873
5% 10/1/28	405,000	470,113
5% 10/1/29	350,000	411,936
5% 10/1/30	330,000	393,217
5% 10/1/32	305,000	370,503
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	3,750,000	4,282,762
5% 8/1/28	1,890,000	2,190,245
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	935,000	1,018,095
5% 4/1/44	3,030,000	3,235,044
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,340,000	2,649,227
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	1,870,000	1,893,480
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,605,000	1,713,583
Miami-Dade County School District Series 2015, 5% 3/15/26	1,445,000	1,557,059
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	3,745,000	3,752,871
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	820,000	892,806
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/52	2,850,000	2,959,098
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	1,870,000	2,104,740
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,165,000	1,122,842
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,450,000	1,642,160
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	750,000	795,958
5% 7/1/25	1,360,000	1,482,568
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	955,000	978,220
Series 2015 A, 5% 12/1/40	1,570,000	1,622,960
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	900,000	955,417
Series 2020 B:
4% 7/1/45	2,810,000	2,796,591
5% 7/1/40	655,000	718,529
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	935,000	492,865
0% 9/1/39	795,000	399,069
0% 9/1/40	935,000	446,396
0% 9/1/41	935,000	421,132
0% 9/1/42	935,000	395,543
0% 9/1/45	1,730,000	617,745
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	230,000	249,218
5% 10/15/49	425,000	457,987
TOTAL FLORIDA		82,788,662
Georgia - 4.4%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	935,000	1,057,425
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	5,950,000	5,873,308
2.25%, tender 5/25/23 (b)	1,720,000	1,712,188
Series 2013 1st, 2.925%, tender 3/12/24 (b)	2,170,000	2,173,466
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,680,000	5,048,448
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	750,000	779,957
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,265,000	1,461,220
Series 2019, 4% 6/15/49	180,000	181,461
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,735,000	1,690,979
5% 1/1/26	1,145,000	1,244,250
5% 1/1/30	385,000	432,542
5% 1/1/39	1,135,000	1,212,776
5% 1/1/44	1,490,000	1,577,092
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,385,000	1,407,045
4% 7/1/43	1,445,000	1,429,179
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,470,000	2,571,100
Series 2021 A, 4%, tender 9/1/27 (b)	37,435,000	38,831,632
Series 2022 B, 5%, tender 6/1/29 (b)(d)	5,210,000	5,580,861
Series 2022 E, 4%, tender 12/1/29 (b)	11,405,000	11,550,665
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,040,000	1,018,371
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	200,000	217,774
5% 4/1/27	165,000	183,035
5% 4/1/28	375,000	420,618
5% 4/1/29	325,000	366,469
5% 4/1/30	235,000	267,144
5% 4/1/31	280,000	320,335
5% 4/1/32	185,000	212,816
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	815,000	823,792
5% 4/1/27	375,000	416,513
5% 4/1/31	560,000	648,508
5% 4/1/36	450,000	509,089
Series 2020 B:
4% 9/1/38	2,810,000	2,925,421
5% 9/1/31	1,295,000	1,533,309
Series A:
5% 6/1/23	395,000	405,500
5% 6/1/24	650,000	681,865
TOTAL GEORGIA		96,766,153
Hawaii - 0.6%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	870,000	900,440
Series FG, 5% 10/1/27	935,000	1,051,003
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	6,600,000	7,760,009
Series 2018 A, 5% 9/1/41	1,870,000	2,086,972
Series 2019 A, 5% 9/1/24	715,000	763,523
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	830,000	906,783
TOTAL HAWAII		13,468,730
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	85,000	87,503
Series 2021 A:
5% 7/15/29	2,810,000	3,299,387
5% 7/15/30	935,000	1,112,687
5% 7/15/31	600,000	716,751
5% 7/15/32	1,170,000	1,385,952
TOTAL IDAHO		6,602,280
Illinois - 12.5%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	95,000	102,157
4% 6/1/27	775,000	842,839
4% 6/1/28	585,000	640,534
4% 6/1/29	1,450,000	1,599,082
4% 6/1/30	935,000	1,023,373
4% 6/1/31	1,170,000	1,271,696
4% 6/1/34	935,000	997,272
4% 6/1/35	1,205,000	1,274,501
4% 6/1/36	1,475,000	1,548,704
Series 2020 A:
5% 1/1/29	630,000	726,203
5% 1/1/30	585,000	672,110
5% 1/1/31	795,000	909,696
5% 1/1/33	1,545,000	1,756,014
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,370,000	1,361,210
Series 2012 A, 5% 12/1/42	50,000	50,034
Series 2015 C:
5.25% 12/1/35	1,870,000	1,907,142
5.25% 12/1/39	40,000	41,077
Series 2016 A, 7% 12/1/44	2,995,000	3,292,566
Series 2017 C, 5% 12/1/25	290,000	305,627
Series 2017 D, 5% 12/1/31	865,000	921,060
Series 2017 H, 5% 12/1/36	650,000	684,919
Series 2018 A, 5% 12/1/27	185,000	199,132
Series 2018 C:
5% 12/1/24	100,000	104,062
5% 12/1/25	505,000	532,213
5% 12/1/27	505,000	543,578
5% 12/1/46	4,695,000	4,893,675
Series 2019 A:
5% 12/1/23	2,010,000	2,061,800
5% 12/1/28	240,000	259,959
5% 12/1/30	575,000	622,021
5% 12/1/31	600,000	647,252
Series 2021 A, 5% 12/1/38	1,200,000	1,268,499
Series 2022 A, 5% 12/1/47	2,085,000	2,194,445
Series 2022 B:
4% 12/1/35	1,760,000	1,738,472
4% 12/1/36	2,915,000	2,868,521
Chicago Gen. Oblig.:
Series 2003 B, 5.5% 1/1/30	1,685,000	1,768,984
Series 2019 A:
5% 1/1/28	1,250,000	1,357,114
5% 1/1/40	2,200,000	2,310,642
Series 2020 A:
5% 1/1/26	1,955,000	2,082,878
5% 1/1/27	1,425,000	1,535,242
5% 1/1/30	1,635,000	1,776,085
5% 1/1/32	1,215,000	1,295,457
Series 2021 A:
5% 1/1/31	1,400,000	1,518,922
5% 1/1/32	4,485,000	4,803,058
5% 1/1/34	795,000	844,712
Series 2021 B:
4% 1/1/32	1,193,000	1,205,247
4% 1/1/38	2,890,000	2,856,271
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	580,000	587,020
Series 2016 B, 5% 1/1/46	6,460,000	6,756,159
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D:
5% 1/1/25	470,000	476,769
5.25% 1/1/31	1,390,000	1,408,426
Series 2015 B, 5% 1/1/32	935,000	988,633
Series 2016 D, 5% 1/1/52	1,130,000	1,205,971
Series 2018 B:
5% 1/1/36	2,105,000	2,360,593
5% 1/1/37	3,040,000	3,398,112
5% 1/1/48	9,830,000	10,790,897
5% 1/1/53	360,000	392,108
Series 2020 A:
4% 1/1/37	3,105,000	3,220,141
4% 1/1/38	655,000	667,546
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	840,000	869,225
5% 3/1/25	795,000	859,170
5% 3/1/26	1,155,000	1,280,767
5% 3/1/27	1,165,000	1,325,028
5% 3/1/28	1,265,000	1,462,409
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,415,000	3,913,623
5% 11/15/32	2,245,000	2,557,538
5% 11/15/33	2,200,000	2,494,508
Series 2021 B:
4% 11/15/25	580,000	614,625
4% 11/15/26	295,000	316,277
4% 11/15/27	300,000	325,190
4% 11/15/28	150,000	163,688
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/38	1,125,000	1,075,974
Series 2022 A:
5.25% 10/1/52	4,525,000	4,535,941
5.5% 10/1/47	1,010,000	1,038,929
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	225,000	255,422
5% 10/1/28	185,000	212,786
5% 10/1/44	935,000	1,038,877
5% 10/1/49	1,170,000	1,292,862
5% 10/1/51	935,000	1,031,552
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	200,000	211,409
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	280,000	304,948
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,820,000	4,820,069
5% 5/15/43	45,000	47,919
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	935,000	1,011,909
Series 2015 A:
4.125% 11/15/37	635,000	643,467
5% 10/1/35	2,390,000	2,569,315
5% 11/15/45	9,360,000	9,782,324
Series 2016 A:
5% 2/15/24	795,000	835,197
5% 8/15/25	1,100,000	1,192,026
Series 2016 C, 5% 2/15/31	2,340,000	2,571,275
Series 2016:
4% 12/1/35	335,000	336,665
5% 12/1/40	2,010,000	2,113,339
5% 12/1/46	11,605,000	12,079,298
Series 2018 A, 5% 10/1/41	2,810,000	3,086,174
Series 2019, 4% 9/1/35	420,000	400,190
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	4,680,000	5,274,883
Series 2012:
5% 8/1/22	55,000	55,000
5% 8/1/24	1,000,000	1,000,000
Series 2014, 5% 2/1/26	515,000	534,383
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,682,914
5% 2/1/26	4,930,000	5,331,145
5% 2/1/27	575,000	629,282
Series 2017 C, 5% 11/1/29	2,440,000	2,651,922
Series 2017 D:
5% 11/1/25	1,110,000	1,195,747
5% 11/1/27	2,835,000	3,123,191
Series 2018 A:
5% 10/1/24	470,000	497,254
5% 10/1/28	935,000	1,035,047
5% 10/1/29	1,495,000	1,646,070
Series 2018 B, 5% 10/1/26	935,000	1,019,320
Series 2019 B, 5% 9/1/24	470,000	496,500
Series 2020 B:
4% 10/1/32	2,570,000	2,609,212
5% 10/1/28	4,060,000	4,494,430
Series 2020, 5.5% 5/1/39	5,925,000	6,607,873
Series 2021 A:
5% 3/1/28	4,000,000	4,412,941
5% 3/1/32	180,000	199,718
5% 3/1/33	935,000	1,030,342
5% 3/1/34	935,000	1,026,754
5% 3/1/46	1,870,000	1,997,583
Series 2021 B, 4% 12/1/34	1,655,000	1,658,695
Series 2022 A:
5% 3/1/29	2,060,000	2,287,440
5% 3/1/32	1,000,000	1,120,312
5% 3/1/34	3,640,000	4,032,072
5.25% 3/1/37	1,600,000	1,779,941
Series 2022 B, 5% 3/1/32	2,060,000	2,307,842
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	460,000	507,124
Series A:
5% 1/1/38	945,000	1,072,428
5% 1/1/41	205,000	230,991
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	1,880,000	2,068,399
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	430,000	468,172
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	575,000	620,169
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	240,000	255,726
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	255,000	267,359
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	235,000	245,727
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	545,000	562,557
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	2,995,000	1,213,021
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	7,485,000	2,611,179
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,365,000	786,966
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	446,384
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,050,000	3,883,031
Series 2017 A, 5% 6/15/57	6,200,000	6,396,747
Series 2020 A:
4% 6/15/50	8,380,000	7,899,755
5% 6/15/50	6,840,000	7,101,032
Series 2020 B, 5% 6/15/42	2,520,000	2,651,440
Series 2022 A:
0% 12/15/35	730,000	408,536
0% 12/15/36	970,000	515,801
0% 6/15/40	985,000	433,118
0% 6/15/41	1,355,000	563,510
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,215,000	1,226,272
4% 4/1/38 (Build America Mutual Assurance Insured)	1,215,000	1,221,185
4% 4/1/40 (Build America Mutual Assurance Insured)	815,000	816,501
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,125,000	1,233,574
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	200,000	204,018
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	95,000	106,873
TOTAL ILLINOIS		272,893,755
Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	545,000	546,167
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	320,000	319,800
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	607,592
Series 2019 B, 3.5% 1/1/49	525,000	532,649
Series 2021 B, 5% 1/1/23	470,000	476,397
Series 2021 C1, 3% 1/1/52	535,000	531,220
Series A:
3.75% 1/1/49	2,585,000	2,642,283
5% 1/1/28	305,000	348,988
5% 7/1/28	305,000	351,396
5% 1/1/29	305,000	351,116
5% 7/1/29	255,000	294,653
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,455,000	1,553,360
Series 2020, 5% 4/1/32	715,000	797,748
TOTAL INDIANA		9,353,369
Iowa - 0.6%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	935,000	987,956
Series 2019 A1, 5% 5/15/55	3,635,000	3,537,612
Series A, 5% 5/15/48	360,000	352,312
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,545,000	6,028,359
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,125,000	1,071,523
Series 2021 B1, 4% 6/1/49	1,370,000	1,378,131
TOTAL IOWA		13,355,893
Kentucky - 2.8%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	710,000	703,919
4% 2/1/37	540,000	533,622
5% 2/1/24	1,105,000	1,151,873
5% 2/1/25	885,000	935,404
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	300,000	319,840
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,250,000	5,625,516
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	685,000	757,983
5% 1/1/39	645,000	712,372
5% 1/1/49	2,340,000	2,547,168
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,180,000	3,362,673
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,025,000	1,143,325
(Proj. No. 119) Series 2018:
5% 5/1/28	935,000	1,064,023
5% 5/1/38	3,745,000	4,071,173
Series 2017:
5% 4/1/25	3,205,000	3,444,372
5% 4/1/26	3,245,000	3,566,886
Series A:
4% 11/1/34	1,170,000	1,248,104
4% 11/1/35	375,000	399,518
4% 11/1/36	935,000	993,372
4% 11/1/37	1,170,000	1,233,836
5% 11/1/22	1,310,000	1,320,915
5% 8/1/27	375,000	405,674
5% 11/1/29	1,035,000	1,177,799
Series B:
5% 8/1/25	2,775,000	3,006,194
5% 8/1/26	1,785,000	1,976,766
5% 5/1/27	1,870,000	2,099,739
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	10,775,000	11,019,360
Series C1, 4%, tender 6/1/25 (b)	1,870,000	1,921,663
Series A:
4% 6/1/23	545,000	551,623
4% 12/1/24	470,000	480,531
4% 6/1/25	545,000	558,117
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	490,000	531,328
Series 2020 D, 5%, tender 10/1/29 (b)	590,000	662,480
Series 2016 A, 5% 10/1/31	90,000	97,182
Series 2020 A, 4% 10/1/39	1,405,000	1,403,894
TOTAL KENTUCKY		61,028,244
Louisiana - 0.6%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/22	815,000	819,197
4% 12/1/23	1,135,000	1,154,935
4% 12/1/24	1,145,000	1,172,473
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,890,000	1,974,026
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	830,000	918,768
Series 2018 E:
5% 7/1/32	1,375,000	1,507,768
5% 7/1/33	1,120,000	1,223,214
5% 7/1/34	1,295,000	1,407,561
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,400,000	1,332,468
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	1,320,000	1,315,060
2.1%, tender 7/1/24 (b)	635,000	628,284
TOTAL LOUISIANA		13,453,754
Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	95,000	97,916
Series 2017 B, 5% 7/1/33	260,000	281,501
Series 2021 A, 4% 7/1/46	2,865,000	2,791,253
Maine Hsg. Auth. Mtg.:
Series 2022 E, 5% 11/15/52 (d)	1,125,000	1,220,133
Series C, 3.5% 11/15/46	1,885,000	1,902,994
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	470,000	520,746
TOTAL MAINE		6,814,543
Maryland - 3.3%
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/34	6,895,000	8,267,336
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	358,923
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	365,000	374,107
Series 2019 C:
5% 9/1/27	680,000	772,395
5% 9/1/28	110,000	126,702
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	935,000	978,431
Maryland Gen. Oblig.:
First Series 2016, 5% 6/1/26	1,670,000	1,767,674
Series 2022 A:
5% 6/1/35	15,000,000	18,350,531
5% 6/1/36	3,895,000	4,745,137
5% 6/1/37	10,000,000	12,128,841
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/55	585,000	525,984
5% 6/1/31	330,000	361,666
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	660,000	691,789
5% 4/15/25	860,000	922,953
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,725,000	6,503,303
5% 6/1/52	1,350,000	1,522,165
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 4% 6/1/35	2,340,000	2,490,370
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	4,615,000	5,288,371
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/26	2,415,000	2,703,039
5% 7/15/27	3,465,000	3,969,339
TOTAL MARYLAND		72,849,056
Massachusetts - 3.6%
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,170,000	4,705,912
Series 2021 A, 5% 6/1/51	7,480,000	8,425,035
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	4,860,000	4,921,882
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,285,000	1,387,114
Series 2016, 5% 10/1/41	1,000,000	1,003,510
Series 2017 A, 5% 1/1/36	2,260,000	2,406,238
Series 2017, 5% 7/1/47	885,000	911,442
Series 2018, 5% 1/1/43	1,250,000	1,313,488
Series 2019 K:
5% 7/1/25	770,000	831,189
5% 7/1/26	1,015,000	1,119,644
5% 7/1/27	1,220,000	1,373,177
Series 2019:
5% 7/1/25	615,000	657,037
5% 7/1/26	345,000	374,761
5% 7/1/28	515,000	574,293
5% 7/1/29	470,000	528,176
5% 9/1/59	3,490,000	3,701,456
Series 2020 A:
4% 7/1/45	3,425,000	3,294,502
5% 10/15/27	7,020,000	8,111,767
5% 10/15/28	6,870,000	8,070,847
Series 2021 V, 5% 7/1/55	4,980,000	6,219,258
Series A, 4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	2,215,000	2,458,197
Series J2, 5% 7/1/53	3,535,000	3,736,940
Series M:
4% 10/1/50	3,485,000	3,275,480
5% 10/1/45	2,625,000	2,790,755
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,525,000	1,703,167
Series E, 5% 11/1/50	3,175,000	3,615,106
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	2,270,000	2,265,892
TOTAL MASSACHUSETTS		79,776,265
Michigan - 1.8%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	140,000	147,250
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	750,000	775,363
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	990,000	924,275
5% 7/1/25	435,000	461,837
5% 7/1/26	400,000	431,568
5% 7/1/27	620,000	679,100
5% 7/1/28	865,000	955,670
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	860,000	965,601
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	470,000	496,252
Lansing Cmnty. College Series 2019, 5% 5/1/44	4,745,000	5,305,640
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	3,950,000	4,287,546
(Trinity Health Proj.) Series 2017, 5% 12/1/37	935,000	1,023,606
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (b)	580,000	582,175
Series 2019 MI2, 5%, tender 2/1/25 (b)	695,000	745,214
Series 2015 A:
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	1,570,000	1,672,892
5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	2,510,000	2,674,497
Series 2015, 5% 11/15/28	1,315,000	1,400,425
Series 2016, 5% 11/15/26	795,000	879,941
Series 2019 A:
4% 12/1/49	745,000	735,322
5% 11/15/48	270,000	284,637
Series 2020 A, 4% 6/1/49	810,000	766,557
Series 2020, 5% 6/1/40	470,000	505,368
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	760,000	817,027
Series 2019 A, 5% 3/1/31	545,000	614,329
Series 2019:
5% 3/1/32	610,000	682,550
5% 3/1/33	585,000	650,169
5% 3/1/34	655,000	723,327
5% 3/1/35	655,000	720,687
5% 3/1/36	750,000	821,326
5% 3/1/37	840,000	917,131
5% 3/1/38	1,240,000	1,348,311
5% 3/1/39	840,000	911,612
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	490,000	507,912
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	3,745,000	4,220,662
TOTAL MICHIGAN		39,635,779
Minnesota - 0.5%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	480,000	490,151
5% 6/1/27	470,000	513,291
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	470,000	494,602
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	1,985,000	2,332,060
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,365,000	1,371,837
Series 2018 A, 5% 10/1/45	5,000	5,329
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	505,000	504,233
5% 5/1/48	630,000	663,612
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,352,015
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,095,000	2,216,814
TOTAL MINNESOTA		9,943,944
Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	565,000	624,197
Series I:
5% 10/1/22	375,000	377,056
5% 10/1/23	515,000	533,859
5% 10/1/24	500,000	531,452
5% 10/1/26	610,000	670,511
5% 10/1/28	935,000	1,054,267
TOTAL MISSISSIPPI		3,791,342
Missouri - 1.2%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	630,000	690,923
4% 12/1/34	375,000	406,396
4% 12/1/36	655,000	700,335
4% 12/1/37	470,000	500,869
4% 12/1/40	470,000	486,450
5% 12/1/28	545,000	638,170
5% 12/1/29	330,000	391,981
5% 12/1/30	620,000	745,980
5% 12/1/35	560,000	660,620
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,200,000	2,376,115
Series 2019 A:
4% 10/1/48	4,480,000	4,511,114
5% 10/1/46	430,000	473,095
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	130,000	133,755
Series 2021 A, 3% 5/1/52	2,510,000	2,505,678
Saint Louis Arpt. Rev.:
Series 2019 C:
5% 7/1/26	1,350,000	1,493,991
5% 7/1/27	2,275,000	2,565,152
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,610,000	2,917,959
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	53,043
5.25% 9/1/53	3,910,000	3,804,718
TOTAL MISSOURI		26,056,344
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	65,000	67,207
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	12,540,000	13,006,699
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	395,000	415,450
Series 2019 A, 5% 7/1/26	1,175,000	1,310,626
Clark County School District:
Series 2015 C, 5% 6/15/26	2,810,000	3,092,962
Series 2016 B, 5% 6/15/26	1,570,000	1,748,146
Series 2017 A:
5% 6/15/24	235,000	249,004
5% 6/15/25	5,565,000	6,056,304
5% 6/15/26	200,000	222,694
Series A, 5% 6/15/27	1,220,000	1,389,484
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	1,885,000	1,936,799
Series 2019 B, 4% 10/1/49	200,000	205,525
Series 2021 B, 3% 10/1/51	6,805,000	6,761,588
TOTAL NEVADA		23,388,582
New Hampshire - 0.3%
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	1,638,773	1,647,678
Series 2022 1, 4.375% 9/20/36	2,297,636	2,277,478
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	295,000	316,642
Series 2017, 5% 7/1/44	2,185,000	2,278,700
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/23	160,000	165,483
TOTAL NEW HAMPSHIRE		6,685,981
New Jersey - 3.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	935,000	968,703
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	259,936
Series 2013, 5% 3/1/27	45,000	45,752
Series A, 5% 11/1/31	2,560,000	2,855,147
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	935,000	1,023,088
5% 6/15/35	545,000	592,476
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	192,121
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	970,000	1,051,791
Series 2014 PP, 5% 6/15/26	935,000	979,099
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	195,000	207,049
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	245,000	259,905
Series 2016 A, 5% 7/15/27	935,000	1,017,491
Series 2016 BBB, 5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	215,000	248,129
Series 2018 EEE:
5% 6/15/28	550,000	614,639
5% 6/15/34	1,405,000	1,532,994
Series LLL:
4% 6/15/44	2,745,000	2,712,080
4% 6/15/49	2,515,000	2,448,339
Series MMM:
4% 6/15/35	1,085,000	1,101,548
4% 6/15/36	420,000	424,590
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	990,000	1,087,819
4% 6/1/31	375,000	414,128
4% 6/1/32	255,000	281,396
5% 6/1/28	935,000	1,068,899
5% 6/1/29	1,120,000	1,295,835
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	1,560,000	1,677,098
Series 2019 B3, 5%, tender 7/1/26 (b)	1,585,000	1,729,124
Series 2016:
4% 7/1/48	185,000	178,443
5% 7/1/28	1,095,000	1,166,978
5% 7/1/41	85,000	87,230
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23	185,000	193,255
5% 12/1/24	110,000	118,320
5% 12/1/25	200,000	219,184
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	935,000	1,037,273
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	630,000	668,668
Series D, 5% 1/1/28	1,000,000	1,106,480
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,820,000	1,972,166
Series 2006 C, 0% 12/15/31 (FGIC Insured)	1,100,000	809,367
Series 2010 A:
0% 12/15/27	1,130,000	966,820
0% 12/15/30	1,000,000	755,511
Series 2018 A:
5% 12/15/32	630,000	692,062
5% 12/15/34	1,265,000	1,378,839
Series 2021 A:
4% 6/15/38	750,000	762,280
5% 6/15/33	4,230,000	4,729,005
Series 2022 A, 4% 6/15/40	3,125,000	3,158,026
Series 2022 AA:
5% 6/15/30	1,845,000	2,089,190
5% 6/15/31	4,485,000	5,088,931
Series A:
0% 12/15/31	1,615,000	1,166,604
4% 12/15/39	935,000	945,590
4.25% 12/15/38	2,355,000	2,415,831
Series AA:
4% 6/15/39	975,000	987,322
4% 6/15/50	2,135,000	2,113,659
5% 6/15/36	1,075,000	1,179,378
5% 6/15/50	470,000	502,414
Series BB, 4% 6/15/44	1,215,000	1,214,510
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	1,008,984
Ocean City Gen. Oblig. Series 2020 B, 2% 10/15/30	635,000	583,593
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	200,000	205,095
TOTAL NEW JERSEY		65,590,184
New Mexico - 0.5%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	935,000	1,038,071
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,365,000	1,483,284
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	745,000	766,506
Series 2019 D, 3.75% 1/1/50	270,000	275,998
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	4,680,000	4,980,119
Series 2019 A:
4% 5/1/23	550,000	557,798
4% 11/1/23	185,000	189,081
4% 5/1/24	630,000	648,123
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	65,000	64,538
5% 5/15/39	45,000	43,849
5% 5/15/44	45,000	42,818
5% 5/15/49	100,000	93,291
TOTAL NEW MEXICO		10,183,476
New York - 13.0%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46 (Pre-Refunded to 7/1/27 @ 100)	1,185,000	1,357,513
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,465,000	3,733,886
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,435,000	2,385,184
Series 2018, 5% 9/1/36	235,000	263,965
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	280,000	288,146
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,055,000	2,285,039
New York City Gen. Oblig.:
Series 2020 C1, 5% 8/1/28	2,040,000	2,374,049
Series 2021 A1:
5% 8/1/28	2,230,000	2,595,162
5% 8/1/29	2,430,000	2,865,394
5% 8/1/30	4,675,000	5,581,632
5% 8/1/31	3,990,000	4,715,975
Series 2021 F1, 5% 3/1/50	3,080,000	3,431,151
Series 2022 A1, 5% 8/1/47	3,645,000	4,086,655
Series 2022 B1, 5% 8/1/28	10,010,000	11,649,135
Series B:
5% 10/1/42	1,870,000	2,067,450
5% 10/1/43	2,540,000	2,800,074
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,185,000	1,117,409
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,590,000	6,190,645
Series 2021, 0.6%, tender 7/1/25 (b)	1,570,000	1,476,082
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 CC1, 5% 6/15/52	15,440,000	17,304,592
Series 2022 EE, 5% 6/15/39	2,110,000	2,433,800
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	6,550,000	6,945,923
Series 2018 S2, 5% 7/15/35	1,005,000	1,112,166
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,685,000	1,857,906
Series 2018 B, 5% 8/1/45	6,690,000	7,276,872
Series 2022 A1, 5% 11/1/29	5,295,000	6,243,055
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,370,000	3,985,795
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	825,000	853,601
Series 2019 B3, 5%, tender 5/1/26 (b)	595,000	643,374
Series 2022 A:
5% 7/1/36	750,000	835,800
5% 7/15/37	380,000	407,746
5% 7/1/40	935,000	1,029,269
5% 7/1/41	935,000	1,022,554
5% 7/15/42	1,075,000	1,137,137
5% 7/15/50	2,775,000	2,895,908
Series 2022:
5% 7/1/30	1,540,000	1,692,736
5% 7/1/31	1,615,000	1,766,536
5% 7/1/38	780,000	823,550
5% 7/1/39	1,225,000	1,290,944
5% 7/1/40	2,760,000	2,900,575
5% 7/1/41	2,900,000	3,042,242
5% 7/1/42	1,520,000	1,590,044
5% 7/1/57	6,385,000	6,531,040
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,160,000	3,717,682
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	400,000	421,296
Series 2017 C1, 5% 11/15/34	2,230,000	2,394,052
Series 2017 D:
5% 11/15/30	8,760,000	9,528,522
5% 11/15/35	1,870,000	2,003,638
Series 2020 A, 5% 2/1/23	2,825,000	2,868,911
Series 2020 D, 4% 11/15/46	12,660,000	12,211,476
Series D1, 5% 11/1/25	1,920,000	1,934,046
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	935,000	1,043,500
Series 2021 E:
4% 3/15/45	5,435,000	5,503,368
4% 3/15/47	3,830,000	3,865,306
Series 2022 A, 5% 3/15/41	12,850,000	14,564,817
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	960,000	894,506
1.1%, tender 5/1/27 (b)	3,545,000	3,266,001
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,170,000	1,185,204
4% 3/15/49	7,380,000	7,415,860
5% 3/15/37	11,380,000	12,904,651
Series 2020 C:
5% 3/15/43	4,680,000	5,214,912
5% 3/15/47	9,360,000	10,383,738
Series 2020 E:
4% 3/15/37	3,585,000	3,665,549
4% 3/15/44	8,705,000	8,814,033
4% 3/15/45	7,020,000	7,106,363
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	3,540,000	3,954,893
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,775,000	1,602,822
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,520,000	1,576,778
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	228,511
5.375% 11/1/54 (c)	935,000	840,993
Triborough Bridge & Tunnel Auth.:
Series 2021 B, 4% 5/15/56	1,645,000	1,624,448
Series 2022 A, 5% 5/15/57	8,425,000	9,421,078
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 A, 5% 11/15/44	3,745,000	4,098,615
Series 2021 A, 5% 11/15/51	3,135,000	3,436,911
TOTAL NEW YORK		284,580,191
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	4,680,000	5,102,173
Series 194, 5.25% 10/15/55	935,000	1,002,309
TOTAL NEW YORK AND NEW JERSEY		6,104,482
North Carolina - 0.8%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	820,000	852,982
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	50,000	57,392
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	435,000	499,309
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	730,000	730,375
Series 2019 C, 2.55%, tender 6/1/26 (b)	1,260,000	1,263,288
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	13,100,000	13,711,107
TOTAL NORTH CAROLINA		17,114,453
North Dakota - 0.3%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	825,000	823,602
Series 2021 B, 3% 7/1/52	2,175,000	2,161,144
Series 2022, 5% 1/1/53 (d)	2,755,000	2,994,667
TOTAL NORTH DAKOTA		5,979,413
Ohio - 3.3%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,495,000	3,660,958
Series 2020, 5% 11/15/31	360,000	406,643
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	935,000	1,000,835
Series 2016, 5% 2/15/46	1,625,000	1,728,724
Buckeye Tobacco Settlement Fing. Auth. Series 2020 B2, 5% 6/1/55	3,745,000	3,739,362
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	935,000	983,847
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	685,000	733,309
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/39	1,250,000	1,369,871
5.25% 8/1/40	1,320,000	1,469,689
5.25% 8/1/41	1,390,000	1,543,617
5.25% 8/1/42	1,465,000	1,615,902
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,780,000	1,944,667
Series 2019 A, 5% 4/1/33	2,275,000	2,634,101
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	360,000	363,622
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	180,000	184,770
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	935,000	935,249
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	770,000	825,944
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	4,130,000	4,375,462
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	405,000	417,006
5% 8/1/45	3,320,000	3,529,689
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,005,000	1,012,666
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	670,000	677,835
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	685,000	684,005
5% 7/1/35	2,455,000	2,710,339
5% 7/1/42	4,235,000	4,597,371
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,590,000	1,679,090
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	265,000	260,524
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	95,000	98,746
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/31	1,310,000	1,592,814
5% 12/15/32	1,625,000	1,990,898
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/26	1,070,000	1,184,485
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/31 (d)(e)	2,200,000	2,605,290
5% 2/15/39 (d)(e)	590,000	689,074
Series A, 5% 2/15/51	4,750,000	5,355,795
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/22	335,000	338,547
5% 12/1/23	470,000	488,248
5% 12/1/24	490,000	520,344
5% 12/1/25	430,000	466,612
5% 12/1/26	560,000	615,527
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,815,000	1,961,841
5% 2/15/27	1,510,000	1,626,596
Series 2019, 5% 2/15/29	605,000	650,250
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,685,000	1,841,495
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	4,680,000	5,007,623
TOTAL OHIO		72,119,282
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/22	445,000	445,000
5% 8/1/26	335,000	352,711
5% 8/1/44	620,000	628,821
TOTAL OKLAHOMA		1,426,532
Oregon - 0.8%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,215,000	1,356,972
5% 8/15/38	3,465,000	3,838,632
Oregon Gen. Oblig.:
Series 2022 A, 5% 12/1/52 (d)	1,945,000	2,109,773
Series 2022 C, 5% 6/1/39	2,245,000	2,648,598
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	8,280,000	8,507,875
TOTAL OREGON		18,461,850
Pennsylvania - 4.5%
Allegheny County Arpt. Auth. Rev. Series 2021 B, 5% 1/1/51	7,525,000	8,099,618
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	545,000	462,314
4% 12/1/41	995,000	780,580
4.25% 12/1/50	1,110,000	838,265
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	565,000	590,338
5% 7/1/38	1,130,000	1,165,055
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	3,745,000	4,125,353
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	635,000	705,176
Series 2020 A:
5% 6/1/29	1,640,000	1,903,059
5% 6/1/32	2,810,000	3,222,601
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,065,000	1,121,313
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	1,640,000	1,641,781
Series 2017, 5% 7/1/30	1,345,000	1,389,807
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	955,000	928,933
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/23	840,000	862,910
5% 7/1/24	1,590,000	1,676,019
5% 7/1/26	1,780,000	1,958,598
5% 7/1/27	1,870,000	2,095,547
5% 7/1/28	1,945,000	2,203,986
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	475,000	474,771
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,515,000	2,554,359
Series 2019:
4% 9/1/36	700,000	715,929
4% 9/1/37	700,000	714,319
4% 9/1/38	1,590,000	1,618,264
4% 9/1/39	1,030,000	1,046,112
4% 9/1/44	235,000	235,734
5% 9/1/22	560,000	561,429
5% 9/1/23	470,000	485,023
5% 9/1/24	630,000	665,182
Series 2020:
5% 4/1/23	335,000	340,737
5% 4/1/24	340,000	353,654
5% 4/1/25	260,000	273,813
5% 4/1/26	310,000	330,813
5% 4/1/27	590,000	637,997
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	990,000	1,068,056
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	515,000	539,805
5% 4/15/25	700,000	751,240
5% 4/15/26	2,340,000	2,562,880
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 11/1/42	1,280,000	1,284,821
Series 2016, 5% 5/1/34	1,495,000	1,578,059
Series 2018 A, 5% 2/15/48	880,000	965,095
Pennsylvania Hsg. Fin. Agcy. Series 2021 137, 3% 10/1/51	3,075,000	3,043,565
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,385,000	1,397,330
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	1,870,000	1,990,806
Series 2021 A:
4% 12/1/43	2,810,000	2,793,936
4% 12/1/46	4,680,000	4,608,755
4% 12/1/50	935,000	908,149
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	495,000	526,799
Series 2017, 5% 11/1/47	975,000	1,019,988
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,090,000	1,212,405
Series 2019 B:
5% 2/1/34	2,105,000	2,379,904
5% 2/1/35	2,575,000	2,917,151
5% 2/1/36	2,260,000	2,533,809
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,310,000	1,458,720
Series 2019 A:
4% 9/1/35	1,170,000	1,221,389
5% 9/1/23	620,000	640,968
5% 9/1/26	1,870,000	2,082,295
5% 9/1/30	1,250,000	1,436,321
5% 9/1/32	935,000	1,063,863
5% 9/1/34	580,000	664,733
5% 9/1/44	1,355,000	1,463,932
Series 2019 B:
5% 9/1/25	1,275,000	1,389,432
5% 9/1/26	1,035,000	1,152,500
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	420,000	473,258
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	220,000	222,635
4% 6/1/49	520,000	518,363
5% 6/1/44	380,000	408,405
5% 6/1/49	605,000	646,821
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	830,000	917,681
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,340,000	1,417,257
TOTAL PENNSYLVANIA		98,040,515
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
4% 7/1/33	5,651,810	5,410,033
4% 7/1/35	2,035,000	1,920,828
5.625% 7/1/27	589,592	638,762
5.625% 7/1/29	854,136	943,732
TOTAL PUERTO RICO		8,913,355
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	15,000,000	18,398,751
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	170,000	174,482
TOTAL RHODE ISLAND		18,573,233
South Carolina - 0.6%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,755,000	1,938,480
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	505,000	516,779
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	275,000	284,048
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,220,000	1,338,645
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	2,900,000	2,907,568
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	95,000	100,418
Series 2016 A, 5% 12/1/33	205,000	217,485
Series A, 5% 12/1/23	740,000	772,119
Series B, 5% 12/1/24	2,360,000	2,504,489
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,310,000	2,425,873
TOTAL SOUTH CAROLINA		13,005,904
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,495,000	1,569,299
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	1,770,000	1,741,984
5% 8/1/25	575,000	613,404
Series 2019 A2, 5% 8/1/44	2,105,000	2,237,846
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	560,000	613,453
5% 4/1/27 (Escrowed to Maturity)	30,000	33,943
5% 4/1/28	375,000	414,799
5% 4/1/28 (Escrowed to Maturity)	20,000	23,023
5% 4/1/41	445,000	473,469
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	28,988
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/27	10,295,000	11,677,604
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	385,000	359,035
5.25% 10/1/58	1,145,000	1,214,424
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	1,895,000	1,994,733
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	95,000	96,190
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	2,815,000	2,811,613
Series 2021 3A, 3% 1/1/52	910,000	907,489
TOTAL TENNESSEE		25,241,997
Texas - 5.7%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	1,870,000	2,053,948
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	935,000	994,104
Series 2020 B:
4% 1/1/34	260,000	267,937
4% 1/1/35	210,000	215,750
4% 1/1/36	230,000	235,174
4% 1/1/37	330,000	336,168
4% 1/1/38	435,000	441,357
4% 1/1/39	560,000	566,583
4% 1/1/40	215,000	217,040
5% 1/1/27	185,000	204,869
5% 1/1/28	215,000	241,101
5% 1/1/29	795,000	896,079
5% 1/1/30	375,000	425,117
5% 1/1/31	185,000	208,752
5% 1/1/32	185,000	207,671
5% 1/1/33	280,000	312,594
Series 2021 B:
5% 1/1/30	935,000	1,059,958
5% 1/1/32	1,195,000	1,355,905
5% 1/1/39	1,215,000	1,336,939
5% 1/1/46	3,275,000	3,545,609
Series 2021 C, 5% 1/1/27	3,525,000	3,818,872
Collin County Series 2019, 5% 2/15/26	2,165,000	2,405,189
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (b)	835,000	834,965
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,320,000	1,369,773
4% 11/1/35	1,175,000	1,216,267
Series 2021 B, 5% 11/1/43	975,000	1,091,674
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,230,000	1,311,045
Series 2019:
5% 2/15/24	655,000	688,425
5% 2/15/25	935,000	1,009,036
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	470,000	518,640
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,350,000	2,527,094
4% 5/15/27	1,810,000	1,975,464
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	85,000	85,598
2%, tender 8/1/24 (b)	545,000	542,241
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	935,000	1,011,210
5% 3/1/27	935,000	1,034,601
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	470,000	523,495
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,035,000	2,232,490
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	715,000	793,529
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,170,000	1,302,544
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	935,000	1,043,822
Series 2020 C, 5% 11/15/28	2,245,000	2,629,688
Series 2021 A:
5% 11/15/26	355,000	401,440
5% 11/15/28	1,480,000	1,733,603
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	385,000	404,288
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,405,000	1,521,483
5% 5/15/48	1,590,000	1,710,741
Series 2020, 5% 5/15/28	2,105,000	2,421,084
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	530,000	526,906
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,450,000	1,568,671
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	325,000	324,617
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	700,000	761,522
Series 2017 A, 5% 1/1/39	3,745,000	4,093,901
Series 2018:
4% 1/1/38	1,715,000	1,754,849
5% 1/1/35	470,000	518,965
Series 2019 A, 5% 1/1/38	4,680,000	5,195,842
Series 2019 B, 5% 1/1/25	605,000	649,447
Series 2021 B, 4% 1/1/33	1,870,000	1,999,200
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,175,000	2,160,552
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (b)	1,310,000	1,314,776
Series 2020, 1.75%, tender 12/1/25 (b)	10,060,000	9,881,126
Tarrant County Series 2022, 5% 7/15/35	1,640,000	1,941,632
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2020, 5% 12/1/24	515,000	551,995
Series 2022:
4% 10/1/42	1,185,000	1,200,100
4% 10/1/47	1,265,000	1,267,583
4% 10/1/52	2,810,000	2,791,307
5% 10/1/36	515,000	587,119
5% 10/1/40	1,870,000	2,094,767
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	890,000	937,181
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/47	7,485,000	7,955,143
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	713,815	660,825
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	710,000	734,383
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	770,000	775,666
4% 6/30/38	1,965,000	1,966,086
4% 12/31/39	1,640,000	1,628,557
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,075,000	1,160,041
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/25	1,405,000	1,520,707
5% 3/15/26	1,735,000	1,925,093
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,405,000	570,658
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,235,000	7,724,575
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	935,000	1,033,955
Series 2018 B, 5% 4/15/49	935,000	1,032,338
TOTAL TEXAS		124,091,041
Utah - 0.9%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	3,745,000	4,034,367
Series 2018 B, 5% 7/1/48	935,000	1,019,939
Series 2021 B:
5% 7/1/46	2,305,000	2,556,377
5% 7/1/51	9,285,000	10,249,735
Utah Gen. Oblig. Series 2020, 5% 7/1/26	935,000	1,049,687
TOTAL UTAH		18,910,105
Vermont - 0.2%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	1,029,000	1,018,582
Series 2022 A, 5.25% 11/1/52 (d)	1,000,000	1,103,457
Series A, 3.75% 11/1/50	1,511,000	1,544,348
TOTAL VERMONT		3,666,387
Virginia - 0.4%
Norfolk Series 2019, 5% 8/1/27	2,010,000	2,312,077
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	470,000	515,808
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	260,000	259,035
4% 4/1/39	235,000	233,125
4% 4/1/40	260,000	256,704
4% 4/1/45	700,000	673,491
5% 4/1/24	280,000	292,271
5% 4/1/26	330,000	354,766
5% 4/1/27	330,000	360,141
5% 4/1/28	410,000	451,715
5% 4/1/29	540,000	599,907
5% 4/1/49	935,000	992,402
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,850,000	2,117,158
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	280,000	279,633
TOTAL VIRGINIA		9,698,233
Washington - 2.7%
King County Gen. Oblig. Series 2021 A, 2% 1/1/36	1,700,000	1,393,044
King County Hsg. Auth. Rev.:
Series 2019, 3% 11/1/22	1,065,000	1,068,650
Series 2021, 4% 12/1/29	675,000	734,387
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	235,000	249,903
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,100,000	1,180,799
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,040,000	3,399,746
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	1,955,000	1,937,389
Washington Gen. Oblig.:
Series 2016 C, 5% 2/1/39	2,395,000	2,597,007
Series 2017 D, 5% 2/1/35	470,000	520,036
Series 2018 C, 5% 2/1/41	935,000	1,039,929
Series 2021 A, 5% 8/1/43	840,000	955,587
Series 2021 E, 5% 6/1/37	4,780,000	5,597,939
Series 2021 F, 5% 6/1/39	3,320,000	3,860,711
Series 2022 A, 5% 8/1/35	8,445,000	9,996,574
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	40,000	43,966
5% 7/1/42	525,000	554,750
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	230,000	244,910
5% 8/15/26	210,000	227,339
Series 2015, 5% 1/1/25	935,000	1,003,232
Series 2017 A, 4% 7/1/42	5,410,000	5,329,452
Series 2017:
4% 8/15/42	6,550,000	6,253,521
5% 8/15/36	470,000	496,937
Series 2020:
5% 9/1/38	1,870,000	2,040,885
5% 9/1/45	2,105,000	2,260,798
5% 9/1/50	2,340,000	2,478,091
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	400,000	429,380
5% 10/1/26	1,880,000	2,046,276
5% 10/1/34	1,415,000	1,508,000
TOTAL WASHINGTON		59,449,238
Wisconsin - 1.9%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	495,000	508,641
5.25% 10/1/48	495,000	506,832
Series 2022 A:
5.25% 3/1/42	935,000	977,909
5.25% 3/1/47	6,175,000	6,408,352
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,350,000	1,434,014
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	403,292
Series 2021 A, 4.5% 6/1/56 (c)	5,360,000	4,202,175
Series 2021 B, 6.5% 6/1/56 (c)	1,815,000	1,507,735
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,160,000	1,244,030
Series 2021 A:
5% 5/1/33	475,000	538,555
5% 5/1/36	5,320,000	5,948,805
Series 2022 A, 5% 5/1/34	3,745,000	4,381,204
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	1,870,000	2,067,664
Series 2019 A:
2.25% 11/1/26	140,000	139,491
5% 11/1/25	225,000	231,015
5% 11/1/29	160,000	165,289
5% 12/1/30	280,000	315,127
5% 12/1/31	280,000	312,708
5% 12/1/32	330,000	364,761
5% 12/1/33	330,000	363,238
5% 12/1/34	330,000	361,013
5% 12/1/35	420,000	457,063
5% 7/1/44	470,000	488,089
5% 11/1/46	1,350,000	1,331,229
5% 7/1/49	1,870,000	1,935,762
Series 2019 B, 5% 7/1/38	330,000	345,221
Series 2019 B1, 2.825% 11/1/28	340,000	312,240
Series 2019 B2, 2.55% 11/1/27	220,000	217,965
Series 2019:
5% 10/1/24	255,000	271,488
5% 10/1/26	515,000	574,733
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	840,000	838,426
Series 2021 C, 3% 9/1/52	1,200,000	1,196,633
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	215,000	207,812
0.81%, tender 5/1/25 (b)	715,000	680,036
TOTAL WISCONSIN		41,238,547
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	2,370,000	2,407,903
TOTAL MUNICIPAL BONDS (Cost $2,184,982,289)		2,107,553,776

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 1.41% (f)(g) (Cost $77,167,308)	77,147,316	77,170,449

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,262,149,597)	2,184,724,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(253,313)
NET ASSETS - 100.0%	2,184,470,912

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,707,929 or 0.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	A portion of the security sold on a delayed delivery basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.41%	132,221,448	524,686,003	579,737,000	227,699	168	(170)	77,170,449	4.3%
Total	132,221,448	524,686,003	579,737,000	227,699	168	(170)	77,170,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	2,107,553,776	-	2,107,553,776	-

Money Market Funds	77,170,449	77,170,449	-	-
Total Investments in Securities:	2,184,724,225	77,170,449	2,107,553,776	-
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$2,107,553,776
Unaffiliated issuers (cost $2,184,982,289)
Fidelity Central Funds (cost $77,167,308)	77,170,449

Total Investment in Securities (cost $2,262,149,597)		$2,184,724,225
Cash		60,231
Receivable for securities sold on a delayed delivery basis		324,385
Receivable for fund shares sold		14,305,799
Interest receivable		20,597,064
Distributions receivable from Fidelity Central Funds		56,716
Receivable from investment adviser for expense reductions		195,713
Other receivables		265
Total assets		2,220,264,398
Liabilities
Payable for investments purchased on a delayed delivery basis	$29,791,859
Payable for fund shares redeemed	1,342,876
Distributions payable	4,006,951
Accrued management fee	613,366
Other payables and accrued expenses	38,434
Total Liabilities		35,793,486
Net Assets		$2,184,470,912
Net Assets consist of:
Paid in capital		$2,284,797,385
Total accumulated earnings (loss)		(100,326,473)
Net Assets		$2,184,470,912
Net Asset Value , offering price and redemption price per share ($2,184,470,912 ÷ 217,499,342 shares)		$10.04

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Interest		$23,704,441
Income from Fidelity Central Funds		227,699
Total Income		23,932,140
Expenses
Management fee	$3,645,906
Custodian fees and expenses	11,757
Independent trustees' fees and expenses	3,250
Registration fees	573,540
Audit	29,874
Legal	2,201
Miscellaneous	3,009
Total expenses before reductions	4,269,537
Expense reductions	(1,685,295)
Total expenses after reductions		2,584,242
Net Investment income (loss)		21,347,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,600,821)
Redemptions in-kind with affiliated entities	(10,160,414)
Fidelity Central Funds	168
Total net realized gain (loss)		(22,761,067)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(96,061,244)
Fidelity Central Funds	(170)
Total change in net unrealized appreciation (depreciation)		(96,061,414)
Net gain (loss)		(118,822,481)
Net increase (decrease) in net assets resulting from operations		$(97,474,583)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,347,898	$36,279,553
Net realized gain (loss)	(22,761,067)	1,260,034
Change in net unrealized appreciation (depreciation)	(96,061,414)	(71,420,547)
Net increase (decrease) in net assets resulting from operations	(97,474,583)	(33,880,960)
Distributions to shareholders	(21,324,040)	(36,466,591)
Share transactions
Proceeds from sales of shares	5,090,794,998	2,075,633,983
Reinvestment of distributions	1,420,664	1,779,197
Cost of shares redeemed	(4,954,462,485)	(1,639,170,620)
Net increase (decrease) in net assets resulting from share transactions	137,753,177	438,242,560
Total increase (decrease) in net assets	18,954,554	367,895,009

Net Assets
Beginning of period	2,165,516,358	1,797,621,349
End of period	$2,184,470,912	$2,165,516,358

Other Information
Shares
Sold	505,398,321	190,831,072
Issued in reinvestment of distributions	141,186	163,167
Redeemed	(492,169,700)	(150,683,639)
Net increase (decrease)	13,369,807	40,310,600

Fidelity® SAI Tax-Free Bond Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.97	$10.89	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.102	.194	.215	.241	.081
Net realized and unrealized gain (loss)	(.570)	(.359)	.085	.735	.176
Total from investment operations	(.468)	(.165)	.300	.976	.257
Distributions from net investment income	(.102)	(.194)	(.216)	(.248)	(.067)
Distributions from net realized gain	-	(.001)	(.004)	(.028)	-
Total distributions	(.102)	(.195)	(.220)	(.276)	(.067)
Net asset value, end of period	$10.04	$10.61	$10.97	$10.89	$10.19
Total Return D,E	(4.40)%	(1.53)%	2.83%	9.68%	2.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H	.36%	.36%	.43%	.60% H,I
Expenses net of fee waivers, if any	.25% H	.25%	.25%	.25%	.25% H
Expenses net of all reductions	.25% H	.25%	.25%	.25%	.25% H
Net investment income (loss)	2.05% H	1.78%	2.02%	2.28%	2.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,184,471	$2,165,516	$1,797,621	$1,603,522	$489,517
Portfolio turnover rate J	26% H,K	6%	32%	12%	2% L

A For the period October 2, 2018 (commencement of operations) through January 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022, is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   market discount, capital loss carryforwards and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 21,139,514
Gross unrealized depreciation	(98,520,806)
Net unrealized appreciation (depreciation)	$ (77,381,292)
Tax cost	$2,262,105,517

The Fund elected to defer to its next fiscal year approximately $137,384 of capital losses recognized during the period November 1,2021 to January 31, 2022.
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	574,889,618	257,406,817

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Tax-Free Bond Fund	-	7,232,365	2,259

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity SAI Tax-Free Bond Fund	13,577,568	(10,160,414)	131,430,855
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Tax-Free Bond Fund	$ 963

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets.   This reimbursement will remain in place through May 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,667,053.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $617.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $17,625.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® SAI Tax-Free Bond Fund	.25%
Actual		$ 1,000	$ 956.00	$ 1.21
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887621.103
STF-SANN-0922
Fidelity® Sustainable Intermediate Municipal Income Fund

Semi-Annual Report
July 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

New York	17.0
Florida	8.4
California	7.7
Georgia	5.2
Massachusetts	5.0

Revenue Sources (% of Fund's net assets)
Health Care	20.1%
General Obligations	19.1%
Education	14.8%
Electric Utilities	14.3%
Special Tax	10.4%
Water & Sewer	5.5%
Others* (Individually Less Than 5%)	15.8%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 93.7%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Black Belt Energy Gas District Bonds Series 2022 D1, 4%, tender 6/1/27 (b)	10,000	10,397
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,000	21,421
TOTAL ALABAMA		31,818
Arizona - 2.9%
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/24	80,000	83,526
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	55,512
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	182,734
TOTAL ARIZONA		321,772
California - 7.7%
California Health Facilities Fing. Auth. Rev. Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (b)	30,000	29,988
Series 2019 C, 5%, tender 10/1/25 (b)	150,000	162,062
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	16,055
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2%, tender 8/1/22 (b)(c)(d)	50,000	49,998
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	26,716
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	16,868
Series 2022 B:
5% 7/1/31	30,000	36,625
5% 7/1/32	100,000	122,395
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,540
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,909
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2019 F1, 5% 8/1/23	125,000	129,349
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2017 A, 5% 7/1/23	250,000	257,905
TOTAL CALIFORNIA		864,410
Colorado - 1.3%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,238
Colorado Health Facilities Auth. Series 2019 A2, 5% 8/1/33	125,000	136,185
TOTAL COLORADO		146,423
Connecticut - 4.4%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	28,662
Series 2021 D, 5% 7/15/28	75,000	86,905
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 A, 2%, tender 7/1/26 (b)	35,000	34,513
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	11,313
5% 11/15/28	25,000	28,649
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	135,077
Series A:
5% 9/1/26	100,000	112,102
5% 5/1/29	20,000	23,467
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	27,263
TOTAL CONNECTICUT		487,951
District Of Columbia - 0.3%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	22,140
5% 4/1/33	10,000	10,900
TOTAL DISTRICT OF COLUMBIA		33,040
Florida - 6.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	32,668
Series 2020 A, 5% 7/1/33	25,000	28,805
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	217,208
Florida Hsg. Fin. Corp. Rev. Series 2020 1, 3.5% 7/1/51	90,000	91,372
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	28,509
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	68,490
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	100,000	108,112
Palm Beach County School Board Ctfs. of Prtn.:
Series 2018 A, 5% 8/1/24	20,000	21,266
Series 2021 A, 5% 8/1/38	125,000	141,511
TOTAL FLORIDA		737,941
Georgia - 3.4%
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	11,201
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	140,526
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	103,731
Series 2022 B, 5%, tender 6/1/29 (b)(e)	15,000	16,068
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	113,243
TOTAL GEORGIA		384,769
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/27	10,000	11,515
Illinois - 3.8%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/32	100,000	104,589
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	11,479
5% 10/1/38	100,000	112,653
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	32,468
Series 2014 A, 5% 10/1/26	40,000	42,586
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	55,532
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	20,456
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/24	40,000	41,909
TOTAL ILLINOIS		421,672
Indiana - 1.3%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds Series 2022 A1, 4.5%, tender 6/1/32 (b)(d)	100,000	102,883
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,999
Series A, 5% 7/1/28	25,000	28,803
TOTAL INDIANA		148,685
Iowa - 1.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B, 5% 12/1/29 (d)	100,000	112,648
Kentucky - 1.1%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/33	5,000	5,218
4% 6/1/35	15,000	15,255
Kentucky State Property & Buildings Commission Rev.:
Series A, 5% 11/1/33	15,000	16,725
Series B, 5% 8/1/26	75,000	83,057
TOTAL KENTUCKY		120,255
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	11,081
Maryland - 2.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2014 A, 5% 7/1/24	150,000	158,841
Maryland Dept. of Trans. Series 2016, 4% 9/1/27	15,000	16,502
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	17,834
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	50,000	57,392
TOTAL MARYLAND		250,569
Massachusetts - 5.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26	10,000	10,921
Series 2016 A, 0% 7/1/29	5,000	4,141
Series 2021 A1, 5% 7/1/35	45,000	53,016
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	100,000	112,634
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,883
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	23,229
Series 2015 O1, 4% 7/1/45	30,000	30,162
Series 2018 L, 5% 10/1/33	35,000	37,838
Series 2020 A:
5% 10/15/29	35,000	41,831
5% 10/15/30	20,000	24,240
Series 2021 G, 4% 7/1/46	75,000	71,003
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	16,600
Series 2017 D, 5% 7/1/27	25,000	28,754
Series A, 5% 7/1/31	10,000	11,091
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	11,846
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	59,463
TOTAL MASSACHUSETTS		553,652
Michigan - 1.6%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,601
Series 2018, 5% 1/1/29	25,000	28,638
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	10,129
Lake Orion Cmnty. School District Series 2016, 5% 5/1/25	10,000	10,821
Michigan Fin. Auth. Rev.:
Series 2016:
5% 11/15/28	15,000	16,439
5% 11/15/30	35,000	38,042
5% 11/15/34	15,000	16,072
Series 2022, 5% 12/1/32	25,000	27,490
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,820
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	11,481
TOTAL MICHIGAN		175,533
Minnesota - 2.9%
Anoka-Hennepin Independent School District #11 Series 2020 A, 4% 2/1/29	10,000	10,929
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/24	265,000	285,482
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	17,723
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,342
TOTAL MINNESOTA		329,476
Nebraska - 1.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	51,861
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	144,890
TOTAL NEBRASKA		196,751
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	15,793
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,440
TOTAL NEW HAMPSHIRE		21,233
New Jersey - 4.1%
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	16,363
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,868
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	109,851
Series 2021 A, 5% 6/15/33	95,000	106,207
Series 2022 A, 4% 6/15/39	30,000	30,399
Series 2022 BB, 5% 6/15/31	135,000	153,179
Series A, 0% 12/15/31	50,000	36,118
TOTAL NEW JERSEY		462,985
New York - 17.0%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	27,387
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5% 12/1/22	150,000	151,282
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2018, 5% 9/1/27	15,000	17,178
Series 2020 A, 5% 9/1/38	165,000	187,863
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2017 S1, 5% 7/15/28	50,000	56,623
New York Dorm. Auth. Rev.:
Series 2013 A, 5% 7/1/23	310,000	319,571
Series 2022 A, 5% 7/1/34	200,000	221,509
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24	25,000	26,335
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	22,019
5% 11/15/29	50,000	54,655
5% 11/15/31	140,000	151,727
Series 2019 C, 5% 11/15/39	70,000	74,196
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	11,160
Series 2019 D, 4% 2/15/36	15,000	15,620
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,048
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	89,376
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	205,000	239,840
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	93,856
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	109,181
TOTAL NEW YORK		1,900,426
North Carolina - 1.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	28,683
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	118,839
TOTAL NORTH CAROLINA		147,522
Ohio - 3.2%
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(d)	150,000	154,619
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	22,505
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	27,712
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	115,000	119,534
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	22,877
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	11,826
TOTAL OHIO		359,073
Oklahoma - 0.5%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	42,309
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	11,757
TOTAL OKLAHOMA		54,066
Oregon - 2.5%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3%, tender 5/1/23 (b)(d)	50,000	50,587
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	11,078
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	34,489
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	25,000	24,952
Union County Hosp. Facility Auth. (Grande Ronde Hosp. Proj.) Series 2022, 5% 7/1/25	150,000	159,601
TOTAL OREGON		280,707
Pennsylvania - 1.9%
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,384
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	55,136
5% 7/15/28	35,000	38,561
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	11,326
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2019 A, 2%, tender 10/17/22 (b)(d)	100,000	99,950
TOTAL PENNSYLVANIA		210,357
Tennessee - 0.7%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	21,854
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/28	50,000	57,903
TOTAL TENNESSEE		79,757
Texas - 4.2%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	27,602
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	16,219
Georgetown Util. Sys. Rev. Series 2022, 5% 8/15/27 (Assured Guaranty Muni. Corp. Insured)	100,000	113,152
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	90,000	95,977
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 2%, tender 8/3/22 (b)(d)	100,000	99,996
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,646
Series 2020 A, 5% 5/15/27	10,000	11,413
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	45,000	47,993
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	54,976
TOTAL TEXAS		472,974
Virginia - 3.8%
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.) Series 2017 E, 5% 2/1/31	10,000	11,388
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	17,151
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	68,751
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	17,238
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	270,000	305,172
TOTAL VIRGINIA		419,700
Washington - 4.8%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	110,872
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	57,489
Series 2018 C, 5% 8/1/30	25,000	28,297
Series 2018 D, 5% 8/1/33	20,000	22,407
Series 2020 A, 5% 8/1/27	65,000	74,735
Series 2020 C, 5% 2/1/37	15,000	17,230
Series R-2017 A, 5% 8/1/30	10,000	11,107
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	27,734
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	50,259
Series 2017 A, 4% 7/1/37	125,000	125,244
Series 2019 A2, 5% 8/1/33	10,000	10,895
TOTAL WASHINGTON		536,269
Wisconsin - 1.7%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 2%, tender 8/1/22 (b)(d)	150,000	149,998
Wisconsin Gen. Oblig. Series 2019 A, 5% 5/1/37	5,000	5,461
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/25	10,000	10,857
5% 5/1/26	20,000	22,283
TOTAL WISCONSIN		188,599
TOTAL MUNICIPAL BONDS (Cost $10,303,378)		10,473,629

Municipal Notes - 6.3%
	Principal Amount (a)	Value ($)
Delaware - 1.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 2.07% 8/1/22, VRDN (b)(d)	200,000	200,000
Florida - 1.8%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 2% 8/1/22, VRDN (b)(d)	200,000	200,000
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 2% 8/1/22, VRDN (b)	200,000	200,000
Louisiana - 0.9%
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1.84% 8/1/22, VRDN (b)	100,000	100,000
TOTAL MUNICIPAL NOTES (Cost $700,000)		700,000

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.41% (f)(g) (Cost $152,000)	151,970	152,000

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $11,155,378)	11,325,629
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(146,414)
NET ASSETS - 100.0%	11,179,215

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,998 or 0.4% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.41%	-	1,722,000	1,570,000	1,238	-	-	152,000	0.0%
Total	-	1,722,000	1,570,000	1,238	-	-	152,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	11,173,629	-	11,173,629	-

Money Market Funds	152,000	152,000	-	-
Total Investments in Securities:	11,325,629	152,000	11,173,629	-
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$11,173,629
Unaffiliated issuers (cost $11,003,378)
Fidelity Central Funds (cost $152,000)	152,000

Total Investment in Securities (cost $11,155,378)		$11,325,629
Cash		10,731
Interest receivable		100,608
Distributions receivable from Fidelity Central Funds		226
Receivable from investment adviser for expense reductions		15,011
Other receivables		53
Total assets		11,452,258
Liabilities
Payable for investments purchased
Regular delivery	$200,000
Delayed delivery	15,887
Distributions payable	661
Accrued management fee	3,097
Distribution and service plan fees payable	1,261
Audit fee payable	16,484
Registration fee payable	34,375
Other affiliated payables	1,096
Other payables and accrued expenses	182
Total Liabilities		273,043
Net Assets		$11,179,215
Net Assets consist of:
Paid in capital		$11,015,801
Total accumulated earnings (loss)		163,414
Net Assets		$11,179,215

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,021,129 ÷ 100,567 shares) (a)		$10.15
Maximum offering price per share (100/96.00 of $10.15)		$10.57
Class M :
Net Asset Value and redemption price per share ($1,021,129 ÷ 100,567 shares) (a)		$10.15
Maximum offering price per share (100/96.00 of $10.15)		$10.57
Class C :
Net Asset Value and offering price per share ($1,018,834 ÷ 100,567 shares) (a)		$10.13
Fidelity Sustainable Intermediate Municipal Income Fund :
Net Asset Value , offering price and redemption price per share ($6,074,155 ÷ 598,197 shares)		$10.15
Class I :
Net Asset Value , offering price and redemption price per share ($1,021,892 ÷ 100,638 shares)		$10.15
Class Z :
Net Asset Value , offering price and redemption price per share ($1,022,076 ÷ 100,655 shares)		$10.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period April 13, 2022 (commencement of operations) through July 31, 2022 (Unaudited)
Investment Income
Interest		$74,839
Income from Fidelity Central Funds		1,238
Total Income		76,077
Expenses
Management fee	$10,635
Transfer agent fees	2,352
Distribution and service plan fees	4,498
Accounting fees and expenses	791
Custodian fees and expenses	537
Independent trustees' fees and expenses	6
Registration fees	38,375
Audit	17,841
Total expenses before reductions	75,035
Expense reductions	(59,815)
Total expenses after reductions		15,220
Net Investment income (loss)		60,857
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,178)
Total net realized gain (loss)		(4,178)
Change in net unrealized appreciation (depreciation) on investment securities		170,251
Net gain (loss)		166,073
Net increase (decrease) in net assets resulting from operations		$226,930

Statement of Changes in Net Assets

For the period April 13, 2022 (commencement of operations) through July 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,857
Net realized gain (loss)	(4,178)
Change in net unrealized appreciation (depreciation)	170,251
Net increase (decrease) in net assets resulting from operations	226,930
Distributions to shareholders	(63,516)
Share transactions - net increase (decrease)	11,015,801
Total increase (decrease) in net assets	11,179,215

Net Assets
Beginning of period	-
End of period	$11,179,215

Fidelity Advisor Sustainable Intermediate Municipal Income Fund Class A

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.056
Net realized and unrealized gain (loss)	.151
Total from investment operations	.207
Distributions from net investment income	(.057)
Total distributions	(.057)
Net asset value, end of period	$10.15
Total Return D,E,F	2.08%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.60% I
Expenses net of fee waivers, if any	.62% I
Expenses net of all reductions	.61% I
Net investment income (loss)	1.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,021
Portfolio turnover rate J	4% I,K

A For the period April 13, 2022 (commencement of operations) through July 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor Sustainable Intermediate Municipal Income Fund Class M

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.056
Net realized and unrealized gain (loss)	.151
Total from investment operations	.207
Distributions from net investment income	(.057)
Total distributions	(.057)
Net asset value, end of period	$10.15
Total Return D,E,F	2.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.60% I
Expenses net of fee waivers, if any	.62% I
Expenses net of all reductions	.61% I
Net investment income (loss)	1.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,021
Portfolio turnover rate J	4% I,K

A For the period April 13, 2022 (commencement of operations) through July 31, 2022

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor Sustainable Intermediate Municipal Income Fund Class C

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.034
Net realized and unrealized gain (loss)	.153
Total from investment operations	.187
Distributions from net investment income	(.057)
Total distributions	(.057)
Net asset value, end of period	$10.13
Total Return D,E,F	1.87%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.34% I
Expenses net of fee waivers, if any	1.37% I
Expenses net of all reductions	1.35% I
Net investment income (loss)	1.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,019
Portfolio turnover rate J	4% I,K

A For the period April 13, 2022 (commencement of operations) through July 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Sustainable Intermediate Municipal Income Fund

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.064
Net realized and unrealized gain (loss)	.150
Total from investment operations	.214
Distributions from net investment income	(.064)
Total distributions	(.064)
Net asset value, end of period	$10.15
Total Return D,E	2.15%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.26% H
Expenses net of fee waivers, if any	.37% H
Expenses net of all reductions	.35% H
Net investment income (loss)	2.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,074
Portfolio turnover rate I	4% H,J

A For the period April 13, 2022 (commencement of operations) through July 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor Sustainable Intermediate Municipal Income Fund Class I

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.064
Net realized and unrealized gain (loss)	.150
Total from investment operations	.214
Distributions from net investment income	(.064)
Total distributions	(.064)
Net asset value, end of period	$10.15
Total Return D,E	2.15%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.35% H
Expenses net of fee waivers, if any	.37% H
Expenses net of all reductions	.36% H
Net investment income (loss)	2.12% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,022
Portfolio turnover rate I	4% H,J

A For the period April 13, 2022 (commencement of operations) through July 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor Sustainable Intermediate Municipal Income Fund Class Z

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.066
Net realized and unrealized gain (loss)	.150
Total from investment operations	.216
Distributions from net investment income	(.066)
Total distributions	(.066)
Net asset value, end of period	$10.15
Total Return D,E	2.16%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.28% H
Expenses net of fee waivers, if any	.31% H
Expenses net of all reductions	.30% H
Net investment income (loss)	2.18% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,022
Portfolio turnover rate I	4% H,J

A For the period April 13, 2022 (commencement of operations) through July 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Sustainable Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Intermediate Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$ 182,390
Gross unrealized depreciation	(12,074)
Net unrealized appreciation (depreciation)	$ 170,316
Tax cost	$ 11,155,313
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Sustainable Intermediate Municipal Income Fund	10,543,440	356,127
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:
	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 750	$ 750
Class M	- %	.25%	750	750
Class C	.75%	.25%	2,998	2,998
			$ 4,498	$ 4,498
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Class A	$ 364.12
Class M	364.12
Class C	363.12
Fidelity Sustainable Intermediate Municipal Income Fund	747.05
Class I	364.12
Class Z	150.05
	$ 2,352
A   Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Sustainable Intermediate Municipal Income Fund	.03
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.
The following classes were in reimbursement during the period:
	Expense Limitations	Reimbursement
Class A	.62%	$ 5,962
Class M	.62%	5,962
Class C	1.37%	5,952
Fidelity Sustainable Intermediate Municipal Income Fund	.37%	29,557
Class I	.37%	5,966
Class Z	.31%	5,935
		$ 59,334
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $385. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Fidelity Sustainable Intermediate Municipal Income Fund	$ 57
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Six months ended July 31, 2022 A
Fidelity Sustainable Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$ 5,703
Class M	5,703
Class C	5,690
Fidelity Sustainable Intermediate Municipal Income Fund	33,420
Class I	6,414
Class Z	6,586
Total	$ 63,516
A   For the period April 13, 2022 (commencement of operations) through July 31, 2022.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended July 31, 2022 A	Six months ended July 31, 2022 A
Fidelity Sustainable Intermediate Municipal Income Fund
Class A
Shares sold	100,000	$ 1,000,000
Reinvestment of distributions	567	5,703
Net increase (decrease)	100,567	$ 1,005,703
Class M
Shares sold	100,000	$ 1,000,000
Reinvestment of distributions	567	5,703
Net increase (decrease)	100,567	$ 1,005,703
Class C
Shares sold	100,000	$ 1,000,000
Reinvestment of distributions	567	5,690
Net increase (decrease)	100,567	$ 1,005,690
Fidelity Sustainable Intermediate Municipal Income Fund
Shares sold	595,162	$ 5,955,175
Reinvestment of distributions	3,256	32,759
Shares redeemed	(221)	(2,229)
Net increase (decrease)	598,197	$ 5,985,705
Class I
Shares sold	100,000	$ 1,000,000
Reinvestment of distributions	638	6,414
Net increase (decrease)	100,638	$ 1,006,414
Class Z
Shares sold	100,000	$ 1,000,000
Reinvestment of distributions	655	6,586
Net increase (decrease)	100,655	$ 1,006,586

A   For the period April 13, 2022 (commencement of operations) through July 31, 2022.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.
Fund	Affiliated %
Fidelity Sustainable Intermediate Municipal Income Fund	91%

10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2022 to July 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value July 31, 2022	Expenses Paid During Period
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A	.62%
Actual		$ 1,000	$ 1,020.80	$ 1.89 C
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11 D
Class M	.62%
Actual		$ 1,000	$ 1,020.80	$ 1.89 C
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11 D
Class C	1.37%
Actual		$ 1,000	$ 1,018.70	$ 4.17 C
Hypothetical- B		$ 1,000	$ 1,018.00	$ 6.85 D
Fidelity® Sustainable Intermediate Municipal Income Fund	.37%
Actual		$ 1,000	$ 1,021.50	$ 1.13 C
Hypothetical- B		$ 1,000	$ 1,022.96	$ 1.86 D
Class I	.37%
Actual		$ 1,000	$ 1,021.50	$ 1.13 C
Hypothetical- B		$ 1,000	$ 1,022.96	$ 1.86 D
Class Z	.31%
Actual		$ 1,000	$ 1,021.60	$ .94 C
Hypothetical- B		$ 1,000	$ 1,023.26	$ 1.56 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 110 / 365 (to reflect the period April 13, 2022 to July 31, 2022).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Intermediate Municipal Income Fund
At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total net expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed a certain limit through May 31, 2024.

Based on its review, the Board concluded that the management fee and the projected total net expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9904922.100
SNT-SANN-0922
Fidelity® SAI Sustainable Municipal Income Fund

Semi-Annual Report
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Massachusetts	15.7
New York	13.6
Illinois	7.8
California	7.1
Florida	6.8

Revenue Sources (% of Fund's net assets)
General Obligations	25.7%
Health Care	20.5%
Education	15.7%
Water & Sewer	14.3%
Special Tax	9.4%
Others* (Individually Less Than 5%)	14.4%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 92.7%
	Principal Amount (a)	Value ($)
Arizona - 4.0%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	223,137
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	188,272
TOTAL ARIZONA		411,409
California - 7.1%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	37,243
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	27,534
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	29,091
Series 2018:
5% 10/1/25	15,000	16,055
5% 10/1/35	5,000	5,366
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	21,373
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	11,245
Series 2020 A, 5% 7/1/40	400,000	461,111
Series 2020 B, 4% 7/1/29	55,000	60,935
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	4,079
Series 2010 C, 0% 7/1/44	100,000	42,633
Univ. of California Revs. Series 2020 BE, 5% 5/15/42	10,000	11,439
TOTAL CALIFORNIA		728,104
Colorado - 1.7%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,238
Colorado Health Facilities Auth.:
Series 2019 A1, 5% 8/1/36	15,000	16,222
Series 2019 A2:
5% 8/1/33	125,000	136,185
5% 8/1/39	10,000	10,740
TOTAL COLORADO		173,385
Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	34,395
Series 2021 B, 4% 6/1/34	10,000	10,613
Series 2021 D, 5% 7/15/28	75,000	86,905
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	28,649
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	135,077
Series A, 5% 5/1/29	15,000	17,601
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	27,263
TOTAL CONNECTICUT		340,503
District Of Columbia - 0.1%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,900
Florida - 6.8%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	32,668
Series 2020 A, 5% 7/1/33	30,000	34,566
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	211,778
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	28,509
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	16,300
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	62,783
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	150,000	162,168
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	147,171
TOTAL FLORIDA		695,943
Georgia - 2.3%
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	15,000	16,801
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	103,731
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	113,243
TOTAL GEORGIA		233,775
Illinois - 5.9%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/35	150,000	153,196
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	17,219
5% 10/1/38	300,000	337,959
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	32,468
Series 2015 A, 5% 10/1/35	5,000	5,375
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	55,532
TOTAL ILLINOIS		601,749
Indiana - 0.5%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,999
Series A, 5% 7/1/28	25,000	28,803
TOTAL INDIANA		45,802
Kentucky - 0.4%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	20,340
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	22,300
TOTAL KENTUCKY		42,640
Maine - 3.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B:
5% 7/1/28	30,000	33,244
5% 7/1/29	10,000	11,011
Series 2018 A, 5% 7/1/30	250,000	276,320
TOTAL MAINE		320,575
Maryland - 0.7%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	27,744
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	11,001
Series 2020, 5% 10/1/33	10,000	11,832
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	17,218
TOTAL MARYLAND		67,795
Massachusetts - 15.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	53,016
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	240,399
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,883
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	23,229
Series 2015 O1, 4% 7/1/45	50,000	50,269
Series 2018 L, 5% 10/1/33	35,000	37,838
Series 2020 A:
5% 10/15/29	30,000	35,855
5% 10/15/30	25,000	30,300
Series 2021 G, 4% 7/1/46	75,000	71,003
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	16,600
Series 2017 D, 5% 7/1/27	25,000	28,754
Series 2020 D, 5% 7/1/48	10,000	11,357
Series D, 5% 7/1/45	340,000	387,530
Series E, 5% 11/1/45	375,000	429,363
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,864
5% 8/15/45	100,000	114,172
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	59,463
TOTAL MASSACHUSETTS		1,611,895
Michigan - 6.4%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	16,802
Series 2018, 5% 1/1/29	30,000	34,366
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	476,996
Michigan Fin. Auth. Rev.:
Series 2016:
5% 11/15/26	20,000	22,137
5% 11/15/30	30,000	32,607
5% 11/15/34	15,000	16,072
Series 2022, 5% 12/1/32	25,000	27,490
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,820
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	17,221
TOTAL MICHIGAN		654,511
Minnesota - 0.3%
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	11,815
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,342
TOTAL MINNESOTA		27,157
Nebraska - 1.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	51,861
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	144,890
TOTAL NEBRASKA		196,751
New Jersey - 4.4%
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	109,851
Series 2021 A, 5% 6/15/33	95,000	106,207
Series 2022 A, 4% 6/15/39	50,000	50,665
Series 2022 BB, 5% 6/15/31	130,000	147,505
Series A, 0% 12/15/31	50,000	36,118
TOTAL NEW JERSEY		450,346
New York - 13.6%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	11,251
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	60,000	65,730
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A:
5% 9/1/35	10,000	11,542
5% 9/1/38	170,000	193,555
New York Dorm. Auth. Rev. Series 2022 A, 5% 7/1/34	200,000	221,509
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	22,019
5% 11/15/29	50,000	54,655
5% 11/15/31	135,000	146,308
Series 2019 C, 5% 11/15/39	70,000	74,196
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	15,000	16,741
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,048
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	94,962
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	210,000	245,690
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	99,377
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	109,181
TOTAL NEW YORK		1,397,764
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	28,683
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	118,839
TOTAL NORTH CAROLINA		147,522
Ohio - 0.8%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	11,238
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	22,505
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	27,712
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	17,415
TOTAL OHIO		78,870
Oklahoma - 0.2%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	17,635
Oregon - 0.5%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	16,617
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	34,489
TOTAL OREGON		51,106
Pennsylvania - 0.9%
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	49,622
5% 7/15/28	30,000	33,052
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	11,326
TOTAL PENNSYLVANIA		94,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	27,318
Texas - 1.2%
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	22,081
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	16,219
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	16,939
Series 2020 A, 5% 5/15/27	10,000	11,413
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	54,976
TOTAL TEXAS		121,628
Virginia - 2.6%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Prog.) Series 2017 E, 5% 2/1/31	10,000	11,388
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	68,751
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	22,984
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,651
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	150,000	160,491
TOTAL VIRGINIA		269,265
Washington - 6.4%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	116,707
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	57,489
Series 2018 C, 5% 8/1/30	30,000	33,957
Series 2018 D, 5% 8/1/33	20,000	22,407
Series 2020 A, 5% 8/1/27	60,000	68,986
Series 2020 C, 5% 2/1/37	10,000	11,487
Series 2021 A, 5% 8/1/43	85,000	96,696
Series 2022 A, 5% 8/1/42	40,000	46,232
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	27,734
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	44,675
Series 2017 A, 4% 7/1/37	130,000	130,254
TOTAL WASHINGTON		656,624
Wisconsin - 0.2%
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26	15,000	16,712
TOTAL MUNICIPAL BONDS (Cost $9,322,984)		9,491,684

Municipal Notes - 3.9%
	Principal Amount (a)	Value ($)
Illinois - 1.9%
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 1.85% 8/1/22, LOC Bank of America NA, VRDN (b)	100,000	100,000
Series 2011 A, 1.85% 8/1/22, LOC Bank of America NA, VRDN (b)	100,000	100,000
TOTAL ILLINOIS		200,000
Texas - 2.0%
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 1.89% 8/1/22, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $400,000)		400,000

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.41% (c)(d) (Cost $220,000)	219,956	220,000

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $9,942,984)	10,111,684
NET OTHER ASSETS (LIABILITIES) - 1.3%	131,711
NET ASSETS - 100.0%	10,243,395

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.41%	-	1,800,000	1,580,000	1,535	-	-	220,000	0.0%
Total	-	1,800,000	1,580,000	1,535	-	-	220,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	9,891,684	-	9,891,684	-

Money Market Funds	220,000	220,000	-	-
Total Investments in Securities:	10,111,684	220,000	9,891,684	-
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$9,891,684
Unaffiliated issuers (cost $9,722,984)
Fidelity Central Funds (cost $220,000)	220,000

Total Investment in Securities (cost $9,942,984)		$10,111,684
Cash		59,039
Interest receivable		93,365
Distributions receivable from Fidelity Central Funds		255
Receivable from investment adviser for expense reductions		7,258
Other receivables		14
Total assets		10,271,615
Liabilities
Distributions payable	$8
Accrued management fee	2,929
Audit fee payable	16,222
Registration fee payable	8,972
Other payables and accrued expenses	89
Total Liabilities		28,220
Net Assets		$10,243,395
Net Assets consist of:
Paid in capital		$10,075,007
Total accumulated earnings (loss)		168,388
Net Assets		$10,243,395
Net Asset Value , offering price and redemption price per share ($10,243,395 ÷ 1,007,466 shares)		$10.17

Statement of Operations
		For the period April 13, 2022 (commencement of operations) through July 31, 2022 (Unaudited)
Investment Income
Interest		$80,553
Income from Fidelity Central Funds		1,535
Total Income		82,088
Expenses
Management fee	$10,426
Custodian fees and expenses	434
Independent trustees' fees and expenses	6
Registration fees	11,222
Audit	17,559
Total expenses before reductions	39,647
Expense reductions	(29,183)
Total expenses after reductions		10,464
Net Investment income (loss)		71,624
Change in net unrealized appreciation (depreciation) on investment securities		168,700
Net gain (loss)		168,700
Net increase (decrease) in net assets resulting from operations		$240,324

Statement of Changes in Net Assets

For the period April 13, 2022 (commencement of operations) through July 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,624
Change in net unrealized appreciation (depreciation)	168,700
Net increase (decrease) in net assets resulting from operations	240,324
Distributions to shareholders	(71,936)
Share transactions
Proceeds from sales of shares	10,003,290
Reinvestment of distributions	71,917
Cost of shares redeemed	(200)
Net increase (decrease) in net assets resulting from share transactions	10,075,007
Total increase (decrease) in net assets	10,243,395

Net Assets
Beginning of period	-
End of period	$10,243,395

Other Information
Shares
Sold	1,000,330
Issued in reinvestment of distributions	7,156
Redeemed	(20)
Net increase (decrease)	1,007,466

Fidelity SAI Sustainable Municipal Income Fund

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.071
Net realized and unrealized gain (loss)	.171
Total from investment operations	.242
Distributions from net investment income	(.072)
Total distributions	(.072)
Net asset value, end of period	$10.17
Total Return D,E	2.43%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.32% H
Expenses net of fee waivers, if any	.36% H
Expenses net of all reductions	.35% H
Net investment income (loss)	2.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,243
Portfolio turnover rate I	-% J

A For the period April 13, 2022 (commencement of operations) through July 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity SAI Sustainable Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022, is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 180,707
Gross unrealized depreciation	(11,953)
Net unrealized appreciation (depreciation)	$ 168,754
Tax cost	$ 9,942,930

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Municipal Income Fund	9,349,437	-

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets.   This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $28,806.
Through arrangements with the Fund's custodian and transfer agent credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $281 and $57, respectively.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $39.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Municipal Income Fund	100%

8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2022 to July 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value July 31, 2022	Expenses Paid During Period

Fidelity® SAI Sustainable Municipal Income Fund	.36%
Actual		$ 1,000	$ 1,024.30	$ 1.10 C
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 110 / 365 (to reflect the period April 13, 2022 to July 31, 2022).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Municipal Income Fund

At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total net expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.36% through May 31, 2024.

Based on its review, the Board concluded that the fund's management fee and projected total net expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.   The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9904936.100
MNI-SANN-0922
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Minnesota	8.4
Kentucky	6.5
Connecticut	6.4
Texas	6.3
Pennsylvania	6.0

Revenue Sources (% of Fund's net assets)
Health Care	18.6%
General Obligations	13.9%
Industrial Development	13.8%
Synthetics	12.0%
Education	8.8%
State G.O.	7.1%
Resource Recovery	7.0%
Electric Utilities	6.3%
Housing	5.5%
Others* (Individually Less Than 5%)	7.0%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Maturity Diversification (% of Fund's Investments)
Days
1 - 7	68.9
31 - 60	0.4
61 - 90	3.5
91 - 180	2.3
> 180	24.9

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 31.0%
	Principal Amount (a)	Value ($)
Alabama - 3.0%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	100,000	102,001
Series 2021 C1, 4% 12/1/23	10,000	10,148
Series 2022 E:
5% 6/1/24	50,000	52,203
5% 6/1/25	50,000	53,134
5% 6/1/26	50,000	53,800
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	25,000	25,525
TOTAL ALABAMA		296,811
Arizona - 0.8%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	80,000	83,784
California - 1.0%
California Health Facilities Fing. Auth. Rev. Bonds Series 2009 D, 1.7%, tender 10/18/22 (b)	50,000	49,981
Univ. of California Revs. Bonds Series 2013 AK, 5%, tender 5/15/23 (b)	50,000	51,218
TOTAL CALIFORNIA		101,199
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/25	10,000	10,874
Series 2018 F, 5% 9/15/23	75,000	77,869
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	50,000	48,689
Series 2014 A, 1.1%, tender 2/7/23 (b)	100,000	99,465
TOTAL CONNECTICUT		236,897
Florida - 1.0%
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(c)	100,000	99,944
Georgia - 0.3%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	30,000	30,028
Hawaii - 0.6%
Honolulu City & County Gen. Oblig. Bonds (Honolulu Rail Transit Proj.) Series 2019 E, 5%, tender 9/1/23 (b)	55,000	56,522
Illinois - 1.0%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	103,532
Kentucky - 0.5%
Kentucky State Property & Buildings Commission Rev. Series 2013 A, 5% 10/1/23	50,000	51,784
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series C, 5.5% 7/1/23	60,000	62,185
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	65,000	65,828
Massachusetts Gen. Oblig. Bonds Series 2020 A, 5%, tender 6/1/23 (b)	30,000	30,828
TOTAL MASSACHUSETTS		158,841
Michigan - 1.5%
Coopersville Area Pub. Schools Series 2022 I:
4% 5/1/26 (d)	30,000	32,053
5% 5/1/25 (d)	110,000	118,811
TOTAL MICHIGAN		150,864
Nebraska - 1.1%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	105,000	108,908
New Hampshire - 1.0%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	100,000	99,035
New Jersey - 2.4%
New Jersey Econ. Dev. Auth. Rev. Series 2019, 5.25% 9/1/24 (e)	100,000	105,819
New Jersey Edl. Facility (Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	75,000	80,192
New Jersey Trans. Trust Fund Auth. Series 2010 D, 5.25% 12/15/23	55,000	57,424
TOTAL NEW JERSEY		243,435
New York - 3.1%
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	165,000	155,001
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/22	40,000	40,400
Series 2014 C, 5% 11/15/22	25,000	25,250
Series 2020 A, 5% 2/1/23	90,000	91,399
TOTAL NEW YORK		312,050
Oregon - 2.4%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	100,000	100,378
Union County Hosp. Facility Auth. Series 2022, 5% 7/1/24	135,000	141,214
TOTAL OREGON		241,592
Pennsylvania - 4.0%
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 2%, tender 10/17/22 (b)(c)	100,000	99,950
(Republic Svcs., Inc. Proj.) Series 2019 B2, 2.35%, tender 1/15/23 (b)(c)	100,000	100,017
(Waste Mgmt., Inc. Proj.) Series 2010 B, 2%, tender 10/3/22 (b)	200,000	200,046
TOTAL PENNSYLVANIA		400,013
Tennessee - 3.0%
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	95,000	100,000
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	200,000	202,505
TOTAL TENNESSEE		302,505
Texas - 0.3%
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	35,000	35,330
TOTAL MUNICIPAL BONDS (Cost $3,098,498)		3,113,074

Municipal Notes - 70.1%
	Principal Amount (a)	Value ($)
Alaska - 2.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.45% 8/5/22, VRDN (b)	200,000	200,000
Connecticut - 4.0%
Connecticut Gen. Oblig. Series 2016 C, 1.35% 8/5/22 (Liquidity Facility Bank of America NA), VRDN (b)	200,000	200,000
Connecticut Hsg. Fin. Auth. Series 2019 A, 1.38% 8/5/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)(c)	200,000	200,000
TOTAL CONNECTICUT		400,000
Delaware - 2.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 2.07% 8/1/22, VRDN (b)(c)	200,000	200,000
Florida - 5.0%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 2% 8/1/22, VRDN (b)(c)	200,000	200,000
Jacksonville Health Care Facilities Series 2019 C, 1.43% 8/5/22, VRDN (b)	100,000	100,000
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series 2018 XM 06 76, 1.53% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	200,000	200,000
TOTAL FLORIDA		500,000
Georgia - 2.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 2% 8/1/22, VRDN (b)	200,000	200,000
Illinois - 4.0%
Illinois Fin. Auth. Rev. Series 2004 C1, 1.24% 8/5/22, VRDN (b)	200,000	200,000
Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev. Series 2002, 1.54% 8/5/22, LOC JPMorgan Chase Bank, VRDN (b)(c)	200,000	200,000
TOTAL ILLINOIS		400,000
Kentucky - 6.0%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 1.4% 8/5/22, VRDN (b)(c)	200,000	200,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 1.45% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	200,000	200,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 A, 2% 8/1/22, VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		600,000
Louisiana - 2.0%
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1.84% 8/1/22, VRDN (b)	200,000	200,000
Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2018 A2, 1.25% 8/5/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	100,000	100,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Amherst College Proj.) Series 2005 J1, 1.23% 8/5/22, VRDN (b)	100,000	100,000
TOTAL MASSACHUSETTS		200,000
Michigan - 4.0%
Michigan Fin. Auth. Rev. (Hosp. Proj.) Series 2016 E2, 1.26% 8/5/22, VRDN (b)	200,000	200,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2016 D, 1.33% 8/5/22, LOC Bank of America NA, VRDN (b)(c)	200,000	200,000
TOTAL MICHIGAN		400,000
Minnesota - 8.4%
Hennepin County Gen. Oblig. Series 2017 B, 1.31% 8/5/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	245,000	245,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 1.47% 8/5/22, LOC JPMorgan Chase Bank, VRDN (b)	200,000	200,000
Minnesota Higher Ed. Facilities Auth. Rev. Series 1994 3Z, 1.44% 8/5/22, VRDN (b)	200,000	200,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 1.42% 8/5/22, LOC Wells Fargo Bank NA, VRDN (b)	200,000	200,000
TOTAL MINNESOTA		845,000
New Jersey - 2.0%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 1.5% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	200,000	200,000
New York - 1.4%
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	40,000	40,114
Participating VRDN Series XF 13 55, 1.51% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
TOTAL NEW YORK		140,114
North Carolina - 3.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.6% 8/5/22, VRDN (b)(c)	200,000	200,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2009 A, 1.42% 8/5/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	125,000	125,000
TOTAL NORTH CAROLINA		325,000
Ohio - 1.8%
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Projs.) Series 2020 B, 1.38% 8/5/22, VRDN (b)	180,000	180,000
Pennsylvania - 2.0%
Butler County Gen. Auth. Rev. (Iroquois School District Proj.) Series 2011, 1.37% 8/5/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	200,000	200,000
South Carolina - 3.8%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 1.53% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2007, 1.48% 8/5/22, LOC Wells Fargo Bank NA, VRDN (b)	287,000	286,998
TOTAL SOUTH CAROLINA		386,998
Texas - 6.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 1.33% 8/5/22, VRDN (b)	200,000	200,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2001, 1.31% 8/5/22, VRDN (b)(c)	200,000	200,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series E 141, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	200,000	200,000
TOTAL TEXAS		600,000
Virginia - 4.5%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 1.58% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	200,000	200,000
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 1.32% 8/5/22, VRDN (b)	250,000	250,000
TOTAL VIRGINIA		450,000
West Virginia - 2.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 1.45% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	200,000	200,000
Wisconsin - 2.0%
Wisconsin Health & Edl. Facilities Series 2020 C, 1.61% 8/5/22, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $7,027,089)		7,027,112

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $10,125,587)	10,140,186
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(115,254)
NET ASSETS - 100.0%	10,024,932

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,819 or 1.1% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.41%	-	362,000	362,000	6	-	-	-	0.0%
Total	-	362,000	362,000	6	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	10,140,186	-	10,140,186	-
Total Investments in Securities:	10,140,186	-	10,140,186	-
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $10,125,587):		$10,140,186
Cash		12,424
Receivable for investments sold		200,000
Interest receivable		28,045
Distributions receivable from Fidelity Central Funds		6
Receivable from investment adviser for expense reductions		9,244
Other receivables		892
Total assets		10,390,797
Liabilities
Payable for investments purchased
Regular delivery	$200,000
Delayed delivery	150,860
Distributions payable	1
Accrued management fee	2,503
Other payables and accrued expenses	12,501
Total Liabilities		365,865
Net Assets		$10,024,932
Net Assets consist of:
Paid in capital		$10,010,301
Total accumulated earnings (loss)		14,631
Net Assets		$10,024,932
Net Asset Value , offering price and redemption price per share ($10,024,932 ÷ 1,001,029 shares)		$10.01

Statement of Operations
		For the period June 16, 2022 (commencement of operations) through July 31, 2022 (Unaudited)
Investment Income
Interest		$11,829
Income from Fidelity Central Funds		6
Total Income		11,835
Expenses
Management fee	$3,694
Custodian fees and expenses	892
Independent trustees' fees and expenses	2
Registration fees	3,736
Audit	8,240
Total expenses before reductions	16,564
Expense reductions	(14,300)
Total expenses after reductions		2,264
Net Investment income (loss)		9,571
Change in net unrealized appreciation (depreciation) on investment securities		14,599
Net gain (loss)		14,599
Net increase (decrease) in net assets resulting from operations		$24,170

Statement of Changes in Net Assets

For the period June 16, 2022 (commencement of operations) through July 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,571
Change in net unrealized appreciation (depreciation)	14,599
Net increase (decrease) in net assets resulting from operations	24,170
Distributions to shareholders	(9,539)
Share transactions
Proceeds from sales of shares	10,000,912
Reinvestment of distributions	9,539
Cost of shares redeemed	(150)
Net increase (decrease) in net assets resulting from share transactions	10,010,301
Total increase (decrease) in net assets	10,024,932

Net Assets
Beginning of period	-
End of period	$10,024,932

Other Information
Shares
Sold	1,000,091
Issued in reinvestment of distributions	953
Redeemed	(15)
Net increase (decrease)	1,001,029

Fidelity SAI Sustainable Conservative Income Municipal Bond Fund

Six months ended (Unaudited) July 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.010
Net realized and unrealized gain (loss)	.010
Total from investment operations	.020
Distributions from net investment income	(.010)
Total distributions	(.010)
Net asset value, end of period	$10.01
Total Return D,E	.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.31% H
Expenses net of fee waivers, if any	.25% H
Expenses net of all reductions	.18% H
Net investment income (loss)	.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,025
Portfolio turnover rate I	-% J

A For the period June 16, 2022 (commencement of operations) through July 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1.Organization.
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 14,969
Gross unrealized depreciation	(288)
Net unrealized appreciation (depreciation)	$ 14,681
Tax cost	$ 10,125,505
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	2,943,863	-
5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .29% of the Fund's average net assets.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6.Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $13,408.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $892.
7.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	100%
8.Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 16, 2022 to July 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value July 31, 2022	Expenses Paid During Period

Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	.25%
Actual		$ 1,000	$ 1,002.00	$ .32 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 46 / 365 (to reflect the period June 16, 2022 to July 31, 2022).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund

At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total net expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.25% through May 31, 2024.

Based on its review, the Board concluded that the fund's management fee and projected total net expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.   The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9905583.100
SMB-SANN-0922

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust ’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust ’s (the “Trust ”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust ’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust ’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2022